Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
May 31, 2026
SBI-NPRT3-0726
1.9887291.107
Asset-Backed Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Ally Auto Receivables Trust Series 2025-1 Class A3, 3.96% 3/15/2030	55,000	54,867
American Express Credit Account Master Trust Series 2023-4 Class A, 5.15% 9/16/2030	100,000	101,898
BMW Vehicle Lease Trust Series 2025-2 Class A3, 3.97% 9/25/2028	70,000	69,854
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	30,000	30,125
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	32,000	31,879
Capital One Multi-Asset Execution Trust Series 2021-A2 Class A2, 1.39% 7/15/2030	60,000	56,506
Capital One Multi-Asset Execution Trust Series 2025-A3 Class A, 4.65% 10/15/2037	60,000	58,950
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3, 4.87% 2/15/2028	5,835	5,847
Capital One Prime Auto Receivables Trust Series 2025-1 Class A3, 3.85% 7/15/2030	130,000	128,946
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	23,662	23,723
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	200,000	200,782
CarMax Auto Owner Trust Series 2025-1 Class A3, 4.84% 1/15/2030	40,000	40,288
Carmax Auto Owner Trust Series 2025-4 Class A3, 3.97% 12/16/2030	130,000	129,163
Carmax Select Receivables Trust Series 2026-A Class A3, 3.99% 5/17/2032	20,000	19,827
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	55,000	54,831
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	100,000	101,816
Citibank Credit Card Issuance Trust Series 2007-A3 Class A3, 6.15% 6/15/2039	200,000	218,246
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	100,000	99,255
Eart Series 2025-5A Class A3, 4.24% 11/15/2029	80,000	80,005
Ford Credit Auto Lease Trust Series 2026-A Class A3, 4% 7/15/2029	50,000	49,743
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/2028	13,563	13,582
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	200,000	200,954
Ford Credit Floorplan Master Owner Trust A Series 2025-2 Class A1, 4.06% 9/15/2030	80,000	79,465
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/2030	15,000	14,874
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	30,000	30,090
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	18,945	18,963
Gm Financial Consumer Automobile Receivables Trust Series 2025-4 Class A3, 3.84% 2/18/2031	130,000	128,935
GMCAR Series 2026-1 Class A3, 3.84% 5/16/2031	150,000	148,414
Harot Series 2025-4 Class A3, 3.98% 6/17/2030	120,000	119,444
Honda Auto Receivables Owner Trust Series 2025-1 Class A3, 4.57% 9/21/2029	100,000	100,446
Honda Auto Receivables Owner Trust Series 2026-1 Class A3, 3.78% 9/23/2030	70,000	69,275
Hyundai Auto Receivables Trust Series 2025-D Class A3, 3.99% 9/16/2030	130,000	129,288
Hyundai Auto Receivables Trust Series 2026-A Class A3, 3.79% 2/18/2031	80,000	79,115
John Deere Owner Trust Series 2026-A Class A3, 3.87% 8/15/2030	60,000	59,300
MBART Series 2025-1 Class A3, 4.78% 12/17/2029	30,000	30,187
Mercedes-Benz Auto Lease Trust Series 2025-B Class A3, 3.88% 4/16/2029	120,000	119,405
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3, 3.93% 1/15/2030	190,000	188,876
Nissan Auto Lease Trust Series 2025-A Class A3, 4.75% 3/15/2028	25,000	25,135
Santander Drive Auto Receivables Trust Series 2025-4 Class A3, 4.17% 4/15/2030	85,000	84,933
Toyota Auto Receivables Owner Trust Series 2025-A Class A3, 4.64% 8/15/2029	90,000	90,426
Toyota Auto Receivables Owner Trust Series 2025-D Class A3, 3.84% 6/17/2030	130,000	129,152
Toyota Auto Receivables Owner Trust Series 2026-A Class A3, 3.86% 9/16/2030	90,000	89,241
World Omni Auto Receivables Trust Series 2025-A Class A3, 4.73% 3/15/2030	30,000	30,171
World Omni Auto Receivables Trust Series 2025-D Class A3, 3.95% 3/17/2031	50,000	49,655
World Omni Auto Receivables Trust Series 2026-A Class A3, 3.86% 5/15/2031	120,000	118,744
TOTAL UNITED STATES		3,704,621
TOTAL ASSET-BACKED SECURITIES (Cost $3,723,384)		3,704,621

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Financials - 0.2%
Banks - 0.2%
Citibank NA 4.914% 5/29/2030	550,000	557,524
Manufacturers & Traders Trust Co 4.548% 4/18/2030 (c)	250,000	248,944
Morgan Stanley Bank NA 4.788% 5/10/2030 (c)	250,000	250,709
PNC Bank NA 3.25% 1/22/2028	270,000	266,046
Truist Bank 4.136% 10/23/2029 (c)	250,000	247,676

TOTAL UNITED STATES		1,570,899
TOTAL BANK NOTES (Cost $1,572,556)		1,570,899

Commercial Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
BANK Series 2017-BNK4 Class ASB, 3.419% 5/15/2050	7,964	7,943
BANK Series 2020-BN28 Class A4, 1.844% 3/15/2063	120,000	106,555
BANK Series 2022-BNK39 Class A4, 2.928% 2/15/2055	100,000	90,118
BANK Series 2022-BNK41 Class A4, 3.789% 4/15/2065 (c)	270,000	254,644
BANK Series 2025-BNK51 Class A5, 5.29% 12/25/2067	260,000	263,360
BANK5 Series 2025-5YR18 Class A3, 5.145% 12/15/2058	100,000	101,190
BANK5 Series 2025-5YR19 Class A3, 5.27% 12/15/2058	85,000	86,481
BANK5 Series 2026-5YR20 Class A2, 4.619% 2/15/2059	150,000	148,710
BBCMS Mortgage Trust Series 2021-C11 Class A5, 2.322% 9/15/2054	100,000	88,124
BBCMS Mortgage Trust Series 2021-C12 Class A5, 2.689% 11/15/2054	100,000	88,664
BBCMS Mortgage Trust Series 2021-C9 Class A5, 2.299% 2/15/2054	200,000	178,890
BBCMS Mortgage Trust Series 2024-C26 Class A5, 5.829% 5/15/2057	303,000	317,865
BBCMS Mortgage Trust Series 2025-5C37 Class A3, 5.015% 9/15/2058	200,000	201,495
BBCMS Mortgage Trust Series 2025-5C38 Class A3, 5.1461% 11/15/2058	150,000	151,957
BBCMS Mortgage Trust Series 2025-C39 Class A5, 5.2969% 12/15/2058	150,000	152,041
Benchmark Mortgage Trust Series 2019-B12 Class A5, 3.1156% 8/15/2052	19,000	18,107
Benchmark Mortgage Trust Series 2019-B9 Class A5, 4.0156% 3/15/2052	60,000	58,633
Benchmark Mortgage Trust Series 2020-B19 Class A5, 1.85% 9/15/2053	140,000	124,747
Benchmark Mortgage Trust Series 2021-B24 Class A5, 2.5843% 3/15/2054	50,000	44,864
Benchmark Mortgage Trust Series 2025-B41 Class A5, 5.4072% 7/15/2068	100,000	102,238
Benchmark Mortgage Trust Series 2026-V20 Class A2, 4.697% 2/15/2059	150,000	149,247
BMO Mortgage Trust Series 2022-C1 Class A5, 3.374% 2/15/2055	100,000	92,139
BMO Mortgage Trust Series 2023-C6 Class A5, 5.9562% 9/15/2056	30,000	31,364
BMO Mortgage Trust Series 2024-C9 Class A5, 5.7592% 7/15/2057	450,000	469,617
BMO Mortgage Trust Series 2025-5C13 Class A3, 5.227% 12/15/2058	110,000	111,495
BMO Mortgage Trust Series 2026-C14 Class A5, 5.3172% 2/15/2059	170,000	172,130
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4, 4.009% 3/10/2051	250,000	247,673
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	65,000	64,371
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4, 2.7628% 9/15/2052	75,000	70,917
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A5, 3.0161% 9/15/2052	75,000	70,787
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K057 Class A2, 2.57% 7/25/2026	49,427	49,257
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	70,000	69,221
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K080 Class A2, 3.926% 7/25/2028	60,000	59,468
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-1510 Class A2, 3.718% 1/25/2031	41,000	39,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-K094 Class A2, 2.903% 6/25/2029	110,000	105,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K104 Class A2, 2.253% 1/25/2030	200,000	186,371
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K116 Class A2, 1.378% 7/25/2030	260,000	231,002
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K117 Class A2, 1.406% 8/25/2030	200,000	177,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K118 Class A2, 1.493% 9/25/2030	200,000	177,726
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K121 Class A2, 1.547% 10/25/2030	40,000	35,487
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K123 Class A2, 1.621% 12/25/2030	130,000	115,450
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K125 Class A2, 1.846% 1/25/2031	50,000	44,712
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K128 Class A2, 2.02% 3/25/2031	50,000	45,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K130 Class A2, 1.723% 6/25/2031	100,000	88,160
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K136 Class A2, 2.127% 11/25/2031	100,000	88,848
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K140 Class A2, 2.25% 1/25/2032	600,000	534,166
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K145 Class A2, 2.58% 5/25/2032	600,000	540,338
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-156 Class A2, 4.43% 2/25/2033	150,000	148,898
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-163 Class A2, 5% 3/25/2034 (c)	210,000	214,947
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-165 Class A2, 4.489% 9/25/2034	210,000	207,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-175 Class A2, 4.42% 10/25/2035	130,000	127,144
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	150,000	149,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	100,000	100,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K549 Class A2, 4.34% 9/25/2030 (c)	110,000	109,618
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K550 Class A2, 4.163% 10/25/2030 (c)	30,000	29,680
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	240,000	238,462
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-177 Class A2, 4.3% 1/25/2036 (c)	60,000	58,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K553 Class A2, 4.07% 12/25/2030	170,000	167,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K764 Class A2, 4.12% 12/25/2032	150,000	146,305
Freddie Mac Multifamily Structured pass-thru certificates Series 2026-K766 Class A2, 4.18% 4/25/2033 (c)	130,000	126,940
GS Mortgage Securities Trust Series 2020-GC45 Class A5, 2.9106% 2/13/2053	100,000	93,887
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class A5, 3.6385% 11/15/2047	5,984	5,845
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7 Class A5, 2.1798% 5/13/2053	116,000	99,378
Morgan Stanley Capital I Trust Series 2020-L4 Class A3, 2.698% 2/15/2053	30,000	27,788
Morgan Stanley Capital I Trust Series 2021-L6 Class A4, 2.444% 6/15/2054 (c)	50,000	44,653
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	86,000	86,824
MSWF Commercial Mortgage Trust Series 2023-2 Class A5, 6.014% 12/15/2056	30,000	31,763
UBS Commercial Mortgage Trust Series 2019-C16 Class A4, 3.6048% 4/15/2052	100,000	96,009
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	75,000	70,726
Wells Fargo Commercial Mortgage Trust Series 2019-C54 Class A4, 3.146% 12/15/2052	100,000	94,829
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class A5, 2.725% 2/15/2053	27,000	25,168
TOTAL UNITED STATES		9,156,070
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $9,523,556)		9,156,070

Foreign Government and Government Agency Obligations - 2.3%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Export Development Canada 4.125% 2/13/2029	210,000	210,259
Province of Alberta 1.3% 7/22/2030	306,000	272,375
Province of British Columbia 4.2% 7/6/2033	50,000	49,114
Province of British Columbia 4.8% 11/15/2028	150,000	152,283
Province of British Columbia 4.8% 6/11/2035	230,000	232,559
Province of Manitoba 4.9% 5/31/2034	50,000	50,971
Province of Ontario 1.125% 10/7/2030	224,000	196,159
Province of Ontario 2.125% 1/21/2032	100,000	88,621
Province of Ontario 4.45% 11/20/2035	40,000	39,378
Province of Ontario 4.7% 1/15/2030	300,000	304,555
Province of Ontario 5.05% 4/24/2034	80,000	82,679
Province of Quebec 3.625% 4/13/2028	150,000	148,722
Province of Quebec 4.25% 9/5/2034	10,000	9,775
Province of Quebec 4.5% 9/8/2033	100,000	99,764
Province of Quebec 4.625% 8/28/2035	130,000	129,610
TOTAL CANADA		2,066,824
CHILE - 0.1%
Chilean Republic 2.55% 7/27/2033	400,000	343,384
Chilean Republic 3.24% 2/6/2028	230,000	226,217
Chilean Republic 4.95% 1/5/2036	200,000	198,252
Chilean Republic 5.65% 1/13/2037	200,000	208,050
TOTAL CHILE		975,903
HUNGARY - 0.0%
Hungary Government 7.625% 3/29/2041	30,000	35,237
INDONESIA - 0.2%
Indonesia Government 1.85% 3/12/2031	650,000	569,173
Indonesia Government 2.85% 2/14/2030	400,000	374,360
Indonesia Government 3.35% 3/12/2071	50,000	30,812
Indonesia Government 4.35% 2/21/2031	200,000	196,776
Indonesia Government 4.9% 4/16/2036	250,000	241,375
Indonesia Government 5.25% 1/15/2030	200,000	203,844
TOTAL INDONESIA		1,616,340
ISRAEL - 0.4%
Israel Government 3.25% 1/17/2028	370,000	362,340
Israel Government 3.375% 1/15/2050	100,000	66,511
Israel Government 4.5% 1/13/2031	300,000	294,345
Israel Government 5.375% 2/19/2030	1,120,000	1,140,467
Israel Government 5.375% 3/12/2029	300,000	304,871
TOTAL ISRAEL		2,168,534
ITALY - 0.2%
Italian Republic 2.875% 10/17/2029	1,585,000	1,510,711
KOREA (SOUTH) - 0.1%
Korean Republic 2.75% 1/19/2027	200,000	198,259
Korean Republic 3.625% 10/29/2030	200,000	195,190
TOTAL KOREA (SOUTH)		393,449
MEXICO - 0.4%
United Mexican States 3.5% 2/12/2034	317,000	270,021
United Mexican States 3.771% 5/24/2061	250,000	150,208
United Mexican States 4.5% 1/31/2050	700,000	519,512
United Mexican States 4.6% 2/10/2048	50,000	37,831
United Mexican States 4.75% 3/22/2031	200,000	195,440
United Mexican States 4.75% 3/8/2044	100,000	80,765
United Mexican States 5.55% 1/21/2045	45,000	40,680
United Mexican States 5.85% 7/2/2032	404,000	408,565
United Mexican States 6.125% 2/9/2038	300,000	294,582
United Mexican States 6.625% 1/29/2038	200,000	204,270
United Mexican States 7.5% 4/8/2033	55,000	62,290
TOTAL MEXICO		2,264,164
PANAMA - 0.1%
Panamanian Republic 2.252% 9/29/2032	300,000	252,942
Panamanian Republic 3.16% 1/23/2030	400,000	378,828
Panamanian Republic 6.4% 2/14/2035	80,000	85,011
Panamanian Republic 7.875% 3/1/2057	200,000	241,014
TOTAL PANAMA		957,795
PERU - 0.1%
Peruvian Republic 1.862% 12/1/2032	185,000	152,991
Peruvian Republic 2.78% 12/1/2060	195,000	106,431
Peruvian Republic 3.3% 3/11/2041	70,000	54,236
Peruvian Republic 3.55% 3/10/2051	55,000	38,301
Peruvian Republic 5.375% 2/8/2035	40,000	40,421
Peruvian Republic 5.5% 3/30/2036	120,000	120,360
Peruvian Republic 6.2% 6/30/2055	60,000	60,960
TOTAL PERU		573,700
PHILIPPINES - 0.2%
Philippine Republic 1.648% 6/10/2031	205,000	177,581
Philippine Republic 2.65% 12/10/2045	200,000	126,500
Philippine Republic 2.95% 5/5/2045	220,000	147,950
Philippine Republic 4.75% 3/5/2035	300,000	288,750
Philippine Republic 5% 1/27/2036	200,000	195,540
Philippine Republic 5.17% 10/13/2027	300,000	304,422
Philippine Republic 6.375% 10/23/2034	100,000	107,816
TOTAL PHILIPPINES		1,348,559
POLAND - 0.1%
Republic of Poland 4.625% 3/18/2029	50,000	50,441
Republic of Poland 4.625% 4/14/2031	40,000	40,205
Republic of Poland 4.875% 10/4/2033	160,000	159,760
Republic of Poland 4.875% 2/12/2030	100,000	101,898
Republic of Poland 5.125% 9/18/2034	50,000	50,314
Republic of Poland 5.375% 2/12/2035	100,000	101,557
Republic of Poland 5.5% 3/18/2054	110,000	101,903
Republic of Poland 5.5% 4/4/2053	40,000	37,052
Republic of Poland 6.125% 4/14/2056	40,000	39,869
TOTAL POLAND		682,999
URUGUAY - 0.1%
Uruguay Republic 4.125% 11/20/2045	20,000	17,200
Uruguay Republic 4.375% 1/23/2031	278,116	279,646
Uruguay Republic 4.375% 10/27/2027	10,000	10,004
Uruguay Republic 4.975% 4/20/2055	63,000	56,752
Uruguay Republic 5.442% 2/14/2037	320,000	329,562
TOTAL URUGUAY		693,164
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,986,470)		15,287,379

Non-Convertible Corporate Bonds - 27.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
National Australia Bank Ltd/New York 3.85% 12/13/2028	250,000	247,728
National Australia Bank Ltd/New York 5.087% 6/11/2027	260,000	262,707
Westpac Banking Corp 1.953% 11/20/2028	50,000	47,352
Westpac Banking Corp 2.668% 11/15/2035 (c)	80,000	72,272
Westpac Banking Corp 3.133% 11/18/2041	50,000	36,947
Westpac Banking Corp 3.35% 3/8/2027	115,000	114,424
Westpac Banking Corp 4.11% 7/24/2034 (c)	200,000	195,325
Westpac Banking Corp 4.354% 7/1/2030	50,000	49,952
Westpac Banking Corp 5.535% 11/17/2028	80,000	82,530
Westpac Banking Corp 5.618% 11/20/2035 (c)	20,000	20,242
TOTAL FINANCIALS		1,129,479
Materials - 0.0%
Metals & Mining - 0.0%
Rio Tinto Finance USA Ltd 5.2% 11/2/2040	50,000	49,340
Rio Tinto Finance USA PLC 4.125% 8/21/2042	70,000	59,724
Rio Tinto Finance USA PLC 4.875% 3/14/2030	100,000	101,264
Rio Tinto Finance USA PLC 5.25% 3/14/2035	40,000	40,778
Rio Tinto Finance USA PLC 5.75% 3/14/2055	140,000	141,706
TOTAL MATERIALS		392,812
TOTAL AUSTRALIA		1,522,291
BRAZIL - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/2032	50,000	44,253
CANADA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bell Canada 2.15% 2/15/2032	45,000	39,236
Bell Canada 3.65% 8/15/2052	50,000	35,461
Bell Canada 5.1% 5/11/2033	50,000	50,248
Bell Canada 5.45% 11/15/2036	50,000	50,083
Bell Canada 5.55% 2/15/2054	30,000	28,448
TELUS Corp 3.4% 5/13/2032	50,000	45,726
		249,202
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.8% 3/15/2032	50,000	46,738
Rogers Communications Inc 4.55% 3/15/2052	130,000	103,490
Rogers Communications Inc 7.5% 8/15/2038	60,000	68,397
		218,625
TOTAL COMMUNICATION SERVICES		467,827
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 3.4% 8/1/2051	80,000	54,720
Enbridge Inc 4.5% 2/15/2031	60,000	59,371
Enbridge Inc 4.6% 6/20/2028	100,000	100,339
Enbridge Inc 5.45% 3/27/2036	50,000	50,668
Enbridge Inc 5.625% 4/5/2034	90,000	93,247
Enbridge Inc 5.95% 4/5/2054	55,000	55,388
Enbridge Inc 6.7% 11/15/2053	20,000	22,087
Enbridge Inc 7.375% 3/15/2055 (c)	50,000	52,884
Enbridge Inc 8.5% 1/15/2084 (c)	20,000	22,873
TransCanada PipeLines Ltd 4.1% 4/15/2030	350,000	343,104
TransCanada PipeLines Ltd 4.625% 3/1/2034	100,000	96,925
TransCanada PipeLines Ltd 5% 10/16/2043	50,000	46,140
TransCanada PipeLines Ltd 7.625% 1/15/2039	50,000	59,231
TOTAL ENERGY		1,056,977
Financials - 0.6%
Banks - 0.6%
Bank of Montreal 3.088% 1/10/2037 (c)	50,000	44,712
Bank of Montreal 4.338% 3/19/2030 (c)	50,000	49,702
Bank of Montreal 4.35% 9/22/2031 (c)	40,000	39,423
Bank of Montreal 4.439% 1/14/2032 (c)	30,000	29,544
Bank of Montreal 4.547% 6/2/2029 (c)	120,000	120,069
Bank of Montreal 5.298% 6/2/2037 (c)	20,000	20,025
Bank of Montreal 5.3% 6/5/2026	270,000	270,034
Bank of Montreal 5.717% 9/25/2028	130,000	133,554
Bank of Nova Scotia/The 1.95% 2/2/2027	50,000	49,311
Bank of Nova Scotia/The 2.45% 2/2/2032	120,000	106,369
Bank of Nova Scotia/The 2.7% 8/3/2026	65,000	64,849
Bank of Nova Scotia/The 4.247% 2/2/2030 (c)	100,000	98,984
Bank of Nova Scotia/The 4.338% 9/15/2031 (c)	20,000	19,671
Bank of Nova Scotia/The 4.588% 5/4/2037 (c)	30,000	28,826
Bank of Nova Scotia/The 4.813% 2/2/2034 (c)	30,000	29,613
Bank of Nova Scotia/The 4.85% 2/1/2030	30,000	30,265
Bank of Nova Scotia/The 4.904% 6/5/2032 (c)	100,000	100,232
Bank of Nova Scotia/The 4.932% 2/14/2029 (c)	100,000	100,815
Bank of Nova Scotia/The 5.25% 6/12/2028	60,000	61,092
Canadian Imperial Bank of Commerce 3.6% 4/7/2032	20,000	18,818
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (c)	200,000	201,311
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	90,000	91,009
Canadian Imperial Bank of Commerce 6.092% 10/3/2033	44,000	47,032
Royal Bank of Canada 2.3% 11/3/2031	145,000	129,587
Royal Bank of Canada 3.625% 5/4/2027	60,000	59,744
Royal Bank of Canada 3.875% 5/4/2032	30,000	28,826
Royal Bank of Canada 3.995% 11/3/2028 (c)	120,000	119,333
Royal Bank of Canada 4.305% 11/3/2031 (c)	60,000	59,009
Royal Bank of Canada 4.522% 10/18/2028 (c)	30,000	30,080
Royal Bank of Canada 4.65% 10/18/2030 (c)	60,000	60,075
Royal Bank of Canada 4.715% 3/27/2028 (c)	110,000	110,437
Royal Bank of Canada 4.9% 1/12/2028	220,000	222,219
Royal Bank of Canada 4.97% 5/2/2031 (c)	120,000	121,231
Royal Bank of Canada 5.15% 2/1/2034	40,000	40,895
Toronto Dominion Bank 3.2% 3/10/2032	95,000	87,593
Toronto Dominion Bank 3.625% 9/15/2031 (c)	75,000	74,762
Toronto Dominion Bank 4.361% 4/23/2029	50,000	49,796
Toronto Dominion Bank 4.411% 1/13/2031	50,000	49,510
Toronto Dominion Bank 4.456% 6/8/2032	120,000	118,211
Toronto Dominion Bank 4.866% 4/22/2033	50,000	49,666
Toronto Dominion Bank 4.928% 10/15/2035	30,000	29,491
Toronto Dominion Bank 4.98% 4/5/2027	100,000	100,718
Toronto Dominion Bank 5.146% 9/10/2034 (c)	20,000	20,123
Toronto Dominion Bank 5.156% 1/10/2028	30,000	30,365
Toronto Dominion Bank 5.264% 12/11/2026	100,000	100,567
Toronto Dominion Bank 5.523% 7/17/2028	120,000	122,733
		3,570,231
Insurance - 0.0%
Fairfax Financial Holdings Ltd 5.75% 5/20/2035	70,000	71,783
Fairfax Financial Holdings Ltd 6% 12/7/2033	50,000	52,430
Fairfax Financial Holdings Ltd 6.1% 3/15/2055	10,000	10,035
Fairfax Financial Holdings Ltd 6.35% 3/22/2054	40,000	41,450
Manulife Financial Corp 4.986% 12/11/2035	30,000	29,642
Manulife Financial Corp 5.375% 3/4/2046	30,000	29,077
		234,417
TOTAL FINANCIALS		3,804,648
Industrials - 0.1%
Ground Transportation - 0.1%
Canadian National Railway Co 2.45% 5/1/2050	40,000	23,566
Canadian National Railway Co 4.2% 3/12/2031	200,000	196,392
Canadian National Railway Co 6.125% 11/1/2053	40,000	42,351
Canadian Pacific Railway Co 1.75% 12/2/2026	130,000	128,550
Canadian Pacific Railway Co 2.45% 12/2/2031	130,000	115,618
Canadian Pacific Railway Co 3.1% 12/2/2051	80,000	52,260
Canadian Pacific Railway Co 3.5% 5/1/2050	50,000	35,620
Canadian Pacific Railway Co 4% 3/15/2029	150,000	148,247
Canadian Pacific Railway Co 4.8% 8/1/2045	60,000	54,104
Canadian Pacific Railway Co 5.5% 3/15/2056	40,000	38,599
		835,307
Professional Services - 0.0%
TR Finance LLC 5.5% 8/15/2035	20,000	20,319
TOTAL INDUSTRIALS		855,626
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd 3.95% 5/13/2050	100,000	75,026
Nutrien Ltd 4.2% 4/1/2029	6,000	5,954
Nutrien Ltd 5% 4/1/2049	11,000	9,809
Nutrien Ltd 5.4% 6/21/2034	50,000	50,964
TOTAL MATERIALS		141,753
TOTAL CANADA		6,326,831
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	200,000	180,950
Alibaba Group Holding Ltd 3.4% 12/6/2027	285,000	282,099
Alibaba Group Holding Ltd 4% 12/6/2037	220,000	200,772

TOTAL CHINA		663,821
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.5% 2/6/2044	60,000	58,772
GERMANY - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom International Finance BV 9.25% 6/1/2032	50,000	61,134
Financials - 0.4%
Capital Markets - 0.1%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	150,000	148,507
Deutsche Bank AG/New York NY 4.725% 2/6/2032 (c)	150,000	147,681
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	150,000	150,758
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	150,000	151,679
Deutsche Bank AG/New York NY 5.403% 9/11/2035 (c)	150,000	150,083
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (c)	150,000	157,261
		905,969
Financial Services - 0.3%
KfW 0% 4/18/2036 (f)	125,000	80,423
KfW 3.75% 2/15/2028	510,000	508,001
KfW 3.875% 5/15/2028	500,000	498,857
KfW 4.125% 7/15/2033	50,000	49,452
KfW 4.75% 10/29/2030	130,000	133,230
Landwirtschaftliche Rentenbank 2.5% 11/15/2027	230,000	225,149
Landwirtschaftliche Rentenbank 3.625% 10/8/2030	90,000	88,201
		1,583,313
TOTAL FINANCIALS		2,489,282
TOTAL GERMANY		2,550,416
IRELAND - 0.2%
Financials - 0.2%
Consumer Finance - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	400,000	397,207
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	150,000	144,524
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	150,000	133,541
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	150,000	148,327
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 2/28/2029	150,000	148,009
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	150,000	147,335
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	300,000	303,375
TOTAL FINANCIALS		1,422,318
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 5.2% 1/15/2030	200,000	203,329
TOTAL IRELAND		1,625,647
JAPAN - 0.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Toyota Motor Corp 4.45% 6/30/2030	120,000	120,022
Toyota Motor Corp 5.053% 6/30/2035	20,000	20,245
Toyota Motor Corp 5.123% 7/13/2033	50,000	51,246
TOTAL CONSUMER DISCRETIONARY		191,513
Financials - 0.8%
Banks - 0.7%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (c)	200,000	199,222
Mitsubishi UFJ Financial Group Inc 2.048% 7/17/2030	210,000	189,779
Mitsubishi UFJ Financial Group Inc 2.341% 1/19/2028 (c)	230,000	227,072
Mitsubishi UFJ Financial Group Inc 3.741% 3/7/2029	180,000	177,062
Mitsubishi UFJ Financial Group Inc 4.286% 7/26/2038	213,000	198,403
Mitsubishi UFJ Financial Group Inc 4.505% 1/14/2032 (c)	200,000	197,125
Mitsubishi UFJ Financial Group Inc 4.527% 9/12/2031 (c)	200,000	197,796
Mitsubishi UFJ Financial Group Inc 5.197% 1/16/2031 (c)	200,000	202,718
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	300,000	299,088
Mizuho Financial Group Inc 5.098% 5/13/2031 (c)	200,000	202,555
Mizuho Financial Group Inc 5.778% 7/6/2029 (c)	420,000	430,722
Sumitomo Mitsui Financial Group Inc 2.174% 1/14/2027	270,000	266,867
Sumitomo Mitsui Financial Group Inc 4.108% 1/15/2029	200,000	198,135
Sumitomo Mitsui Financial Group Inc 5.046% 1/15/2037 (c)	250,000	246,578
Sumitomo Mitsui Financial Group Inc 5.24% 4/15/2030	200,000	203,793
Sumitomo Mitsui Financial Group Inc 5.316% 7/9/2029	210,000	214,218
Sumitomo Mitsui Financial Group Inc 5.52% 1/13/2028	250,000	254,427
Sumitomo Mitsui Financial Group Inc 6.184% 7/13/2043	110,000	116,676
		4,022,236
Capital Markets - 0.1%
Nomura Holdings Inc 1.653% 7/14/2026	215,000	214,387
Nomura Holdings Inc 5.386% 7/6/2027	200,000	201,931
Nomura Holdings Inc 6.07% 7/12/2028	200,000	205,735
		622,053
TOTAL FINANCIALS		4,644,289
Health Care - 0.0%
Pharmaceuticals - 0.0%
Takeda Pharmaceutical Co Ltd 5.3% 7/5/2034	300,000	304,520
TOTAL JAPAN		5,140,322
KOREA (SOUTH) - 0.1%
Financials - 0.1%
Banks - 0.1%
Korea Development Bank/The 4.125% 10/16/2027	300,000	299,702
Korea Development Bank/The 4.875% 2/3/2030	200,000	203,663

TOTAL KOREA (SOUTH)		503,365
LUXEMBOURG - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ArcelorMittal SA 4.25% 7/16/2029	70,000	69,427
ArcelorMittal SA 6% 6/17/2034	10,000	10,529
ArcelorMittal SA 6.35% 6/17/2054	40,000	41,891
ArcelorMittal SA 6.55% 11/29/2027	50,000	51,401

TOTAL LUXEMBOURG		173,248
MEXICO - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 3.625% 4/22/2029	380,000	368,526
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp 5.25% 11/8/2042	130,000	122,850
Southern Copper Corp 5.875% 4/23/2045	10,000	10,078
TOTAL MATERIALS		132,928
TOTAL MEXICO		501,454
MULTI-NATIONAL - 1.0%
Financials - 1.0%
Banks - 0.7%
African Development Bank 4.125% 1/22/2036	260,000	252,722
Asian Development Bank 2.5% 11/2/2027	726,000	710,965
Asian Development Bank 4.25% 1/14/2036	160,000	157,698
Asian Development Bank 4.375% 3/6/2029	630,000	635,052
Corp Andina de Fomento 4.125% 1/7/2028	28,000	27,958
Corp Andina de Fomento 5% 1/22/2030	100,000	102,014
European Investment Bank 1.25% 2/14/2031	83,000	72,801
European Investment Bank 1.75% 3/15/2029	560,000	526,204
European Investment Bank 3.625% 7/15/2030	960,000	942,097
European Investment Bank 3.75% 3/13/2031	150,000	147,377
European Investment Bank 3.75% 5/15/2029	100,000	99,015
Inter-American Development Bank 1.125% 1/13/2031	170,000	148,552
Inter-American Development Bank 2.25% 6/18/2029	30,000	28,433
Inter-American Development Bank 3.125% 9/18/2028	430,000	421,317
Inter-American Development Bank 3.2% 8/7/2042	123,000	98,614
Inter-American Development Bank 4.125% 1/23/2036	200,000	194,847
		4,565,666
Financial Services - 0.3%
International Bank for Reconstruction & Development 0.75% 8/26/2030	70,000	60,872
International Bank for Reconstruction & Development 0.875% 5/14/2030	67,000	59,088
International Bank for Reconstruction & Development 1.25% 2/10/2031	100,000	87,732
International Bank for Reconstruction & Development 2.5% 11/22/2027	200,000	195,642
International Bank for Reconstruction & Development 3.625% 9/21/2029	570,000	561,732
International Bank for Reconstruction & Development 4% 1/10/2031	70,000	69,565
International Bank for Reconstruction & Development 4% 7/25/2030	350,000	348,287
International Bank for Reconstruction & Development 4.75% 11/14/2033	260,000	266,776
International Bank for Reconstruction & Development 4.75% 2/15/2035	90,000	92,155
International Finance Corp 0.75% 8/27/2030	40,000	34,777
		1,776,626
TOTAL MULTI-NATIONAL		6,342,292
NETHERLANDS - 0.3%
Financials - 0.3%
Banks - 0.3%
Cooperatieve Rabobank UA 5.25% 5/24/2041	54,000	53,268
Cooperatieve Rabobank UA/NY 3.743% 1/14/2028	250,000	248,290
Cooperatieve Rabobank UA/NY 4.16% 1/14/2031	500,000	492,770
ING Groep NV 3.95% 3/29/2027	260,000	259,570
ING Groep NV 4.017% 3/28/2028 (c)	350,000	348,902
ING Groep NV 5.066% 3/25/2031 (c)	400,000	404,108
TOTAL FINANCIALS		1,806,908
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 2.65% 2/15/2032	100,000	88,820
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 6/18/2029	125,000	123,998
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	60,000	60,202
TOTAL INFORMATION TECHNOLOGY		273,020
TOTAL NETHERLANDS		2,079,928
SPAIN - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Emisiones SA 4.103% 3/8/2027	150,000	149,805
Telefonica Emisiones SA 7.045% 6/20/2036	256,000	283,558
TOTAL COMMUNICATION SERVICES		433,363
Financials - 0.2%
Banks - 0.2%
Banco Bilbao Vizcaya Argentaria SA 4.15% 3/3/2029	400,000	395,008
Banco Santander SA 1.722% 9/14/2027 (c)	200,000	198,455
Banco Santander SA 5.127% 11/6/2035	200,000	196,313
Banco Santander SA 5.538% 3/14/2030 (c)	200,000	203,880
Banco Santander SA 5.565% 1/17/2030	200,000	204,879
Banco Santander SA 6.921% 8/8/2033	200,000	217,335
TOTAL FINANCIALS		1,415,870
TOTAL SPAIN		1,849,233
SWEDEN - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Svensk Exportkredit AB 4.875% 10/4/2030	200,000	204,762
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS AG/Stamford CT 1.25% 8/7/2026	310,000	308,359
UBS AG/Stamford CT 4.302% 3/16/2029 (c)	250,000	249,541
		557,900
Financial Services - 0.0%
UBS Americas Inc 7.125% 7/15/2032	170,000	189,959
TOTAL FINANCIALS		747,859
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Tyco Electronics Group SA 2.5% 2/4/2032	50,000	44,494
Tyco Electronics Group SA 4.875% 2/9/2036	50,000	49,255
TOTAL INFORMATION TECHNOLOGY		93,749
TOTAL SWITZERLAND		841,608
UNITED KINGDOM - 1.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
British Telecommunications PLC 9.625% 12/15/2030 (e)	55,000	65,457
Media - 0.0%
RELX Capital Inc 3% 5/22/2030	10,000	9,418
RELX Capital Inc 4.75% 5/20/2032	50,000	49,965
RELX Capital Inc 5.25% 3/27/2035	20,000	20,260
		79,643
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC 5% 5/30/2038	93,000	91,081
Vodafone Group PLC 5.125% 6/19/2059	110,000	97,070
Vodafone Group PLC 5.25% 5/30/2048	20,000	18,156
Vodafone Group PLC 5.625% 2/10/2053	30,000	28,360
Vodafone Group PLC 5.75% 6/28/2054	40,000	38,292
Vodafone Group PLC 6.15% 2/27/2037	18,000	19,350
		292,309
TOTAL COMMUNICATION SERVICES		437,409
Consumer Staples - 0.0%
Food Products - 0.0%
Mead Johnson Nutrition Co 4.6% 6/1/2044	20,000	17,443
Unilever Capital Corp 1.75% 8/12/2031	135,000	118,079
Unilever Capital Corp 5.9% 11/15/2032	80,000	85,884
TOTAL CONSUMER STAPLES		221,406
Financials - 1.1%
Banks - 1.1%
Barclays PLC 2.279% 11/24/2027 (c)	510,000	504,942
Barclays PLC 2.894% 11/24/2032 (c)	260,000	232,804
Barclays PLC 3.33% 11/24/2042 (c)	200,000	149,941
Barclays PLC 4.836% 5/9/2028	215,000	215,444
Barclays PLC 5.69% 3/12/2030 (c)	200,000	204,893
Barclays PLC 5.785% 2/25/2036 (c)	220,000	224,484
HSBC Holdings PLC 2.804% 5/24/2032 (c)	340,000	307,541
HSBC Holdings PLC 4.041% 3/13/2028 (c)	211,000	210,430
HSBC Holdings PLC 4.619% 11/6/2031 (c)	260,000	256,837
HSBC Holdings PLC 4.755% 6/9/2028 (c)	630,000	631,642
HSBC Holdings PLC 4.899% 3/3/2029 (c)	340,000	341,823
HSBC Holdings PLC 5.13% 3/3/2031 (c)	200,000	201,855
HSBC Holdings PLC 5.279% 3/10/2037 (c)	200,000	197,878
HSBC Holdings PLC 5.546% 3/4/2030 (c)	210,000	214,406
HSBC Holdings PLC 5.597% 5/17/2028 (c)	200,000	202,162
HSBC Holdings PLC 6.1% 1/14/2042	70,000	74,500
HSBC Holdings PLC 6.161% 3/9/2029 (c)	200,000	205,244
HSBC Holdings PLC 6.5% 5/2/2036	120,000	127,767
HSBC Holdings PLC 6.5% 9/15/2037	100,000	106,546
HSBC Holdings PLC 6.8% 6/1/2038	100,000	108,858
HSBC Holdings PLC 7.625% 5/17/2032	110,000	121,820
Lloyds Banking Group PLC 4.241% 2/10/2030 (c)	220,000	217,580
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	200,000	201,107
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	200,000	201,812
Lloyds Banking Group PLC 5.721% 6/5/2030 (c)	200,000	205,803
Lloyds Banking Group PLC 5.871% 3/6/2029 (c)	200,000	204,549
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	200,000	227,538
NatWest Group PLC 5.583% 3/1/2028 (c)	300,000	302,509
NatWest Group PLC 5.808% 9/13/2029 (c)	210,000	215,324
Santander UK Group Holdings PLC 2.469% 1/11/2028 (c)	220,000	217,184
Santander UK Group Holdings PLC 4.32% 9/22/2029 (c)	200,000	198,271
TOTAL FINANCIALS		7,033,494
Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca Finance LLC 2.25% 5/28/2031	90,000	80,963
Astrazeneca Finance LLC 4.875% 3/3/2033	150,000	152,317
Astrazeneca Finance LLC 5% 2/26/2034	150,000	151,863
Astrazeneca PLC 4.375% 8/17/2048	66,000	56,831
Astrazeneca PLC 6.45% 9/15/2037	40,000	44,662
TOTAL HEALTH CARE		486,636
Utilities - 0.0%
Multi-Utilities - 0.0%
National Grid PLC 5.418% 1/11/2034	20,000	20,415
National Grid PLC 5.602% 6/12/2028	50,000	51,031
TOTAL UTILITIES		71,446
TOTAL UNITED KINGDOM		8,250,391
UNITED STATES - 21.9%
Communication Services - 2.0%
Diversified Telecommunication Services - 1.1%
AT&T Inc 1.65% 2/1/2028	650,000	621,893
AT&T Inc 2.75% 6/1/2031	160,000	146,018
AT&T Inc 3.5% 6/1/2041	50,000	38,885
AT&T Inc 3.5% 9/15/2053	321,000	212,274
AT&T Inc 3.55% 9/15/2055	334,000	218,371
AT&T Inc 3.65% 9/15/2059	75,000	48,953
AT&T Inc 3.85% 6/1/2060	165,000	111,840
AT&T Inc 4.3% 2/15/2030	240,000	237,835
AT&T Inc 4.4% 4/30/2031	40,000	39,524
AT&T Inc 4.55% 11/1/2032	100,000	98,197
AT&T Inc 4.65% 6/1/2044	20,000	17,041
AT&T Inc 4.85% 7/15/2045	320,000	279,203
AT&T Inc 4.9% 11/1/2035	360,000	351,280
AT&T Inc 5.15% 3/15/2042	60,000	55,298
AT&T Inc 5.25% 10/30/2036	50,000	49,499
AT&T Inc 5.85% 4/30/2046	100,000	97,652
AT&T Inc 6% 4/30/2056	40,000	39,217
AT&T Inc 6.05% 8/15/2056	30,000	29,646
AT&T Inc 6.2% 10/30/2056	60,000	60,393
Comcast Corp 1.5% 2/15/2031	300,000	260,402
Comcast Corp 1.95% 1/15/2031	180,000	159,691
Comcast Corp 2.35% 1/15/2027	85,000	84,185
Comcast Corp 2.45% 8/15/2052	100,000	52,359
Comcast Corp 2.65% 2/1/2030	1,050,000	982,215
Comcast Corp 2.65% 8/15/2062	20,000	9,922
Comcast Corp 2.937% 11/1/2056	190,000	106,558
Comcast Corp 2.987% 11/1/2063	95,000	50,927
Comcast Corp 3.25% 11/1/2039	40,000	30,945
Comcast Corp 3.4% 4/1/2030	30,000	28,869
Comcast Corp 3.4% 7/15/2046	150,000	103,406
Comcast Corp 3.45% 2/1/2050	100,000	66,269
Comcast Corp 3.75% 4/1/2040	10,000	8,132
Comcast Corp 4.65% 7/15/2042	50,000	43,511
Comcast Corp 4.95% 10/15/2058	50,000	41,134
Comcast Corp 5.168% 1/15/2037 (d)	194,000	189,407
Comcast Corp 5.3% 5/15/2035	100,000	101,787
Comcast Corp 5.35% 5/15/2053	80,000	70,839
Comcast Corp 5.5% 5/15/2064	50,000	44,216
Comcast Corp 6.05% 5/15/2055	120,000	118,539
Verizon Communications Inc 1.5% 9/18/2030	400,000	352,978
Verizon Communications Inc 2.355% 3/15/2032	201,000	176,507
Verizon Communications Inc 2.65% 11/20/2040	70,000	49,977
Verizon Communications Inc 2.85% 9/3/2041	170,000	121,718
Verizon Communications Inc 2.987% 10/30/2056	123,000	73,101
Verizon Communications Inc 3% 11/20/2060	100,000	58,295
Verizon Communications Inc 3.55% 3/22/2051	140,000	98,541
Verizon Communications Inc 3.7% 3/22/2061	50,000	33,927
Verizon Communications Inc 3.875% 2/8/2029	120,000	118,669
Verizon Communications Inc 4% 3/22/2050	38,000	29,221
Verizon Communications Inc 4.75% 11/1/2041	189,000	170,781
Verizon Communications Inc 4.862% 8/21/2046	60,000	52,862
Verizon Communications Inc 5.401% 7/2/2037	366,000	367,729
Verizon Communications Inc 5.875% 11/30/2045	220,000	216,911
Verizon Communications Inc 5.875% 11/30/2055	90,000	88,569
Verizon Communications Inc 6.05% 5/14/2058 (c)	40,000	40,516
Verizon Communications Inc 6.2% 5/14/2056 (c)	40,000	40,603
		7,397,237
Entertainment - 0.1%
Netflix Inc 4.875% 4/15/2028	130,000	131,494
Netflix Inc 4.9% 8/15/2034	80,000	80,398
Netflix Inc 5.4% 8/15/2054	10,000	9,725
Walt Disney Co/The 2% 9/1/2029	50,000	46,494
Walt Disney Co/The 2.65% 1/13/2031	60,000	55,612
Walt Disney Co/The 3.6% 1/13/2051	130,000	95,385
Walt Disney Co/The 3.8% 3/22/2030	80,000	78,375
Walt Disney Co/The 4.7% 3/23/2050	20,000	17,634
Walt Disney Co/The 6.15% 3/1/2037	120,000	130,508
Walt Disney Co/The 6.2% 12/15/2034	225,000	246,813
Walt Disney Co/The 6.4% 12/15/2035	40,000	44,309
Walt Disney Co/The 6.65% 11/15/2037	20,000	22,547
		959,294
Interactive Media & Services - 0.3%
Alphabet Inc 1.1% 8/15/2030	60,000	52,788
Alphabet Inc 1.9% 8/15/2040	60,000	39,951
Alphabet Inc 2.05% 8/15/2050	95,000	51,068
Alphabet Inc 3.7% 2/15/2029	80,000	78,962
Alphabet Inc 3.875% 11/15/2028	280,000	278,393
Alphabet Inc 4% 5/15/2030	30,000	29,652
Alphabet Inc 4.1% 11/15/2030	150,000	148,460
Alphabet Inc 4.1% 2/15/2031	90,000	88,790
Alphabet Inc 4.5% 5/15/2035	30,000	29,405
Alphabet Inc 4.7% 11/15/2035	20,000	19,664
Alphabet Inc 4.8% 2/15/2036	420,000	415,299
Alphabet Inc 5.25% 5/15/2055	40,000	37,717
Alphabet Inc 5.45% 11/15/2055	290,000	280,061
Alphabet Inc 5.65% 2/15/2056	140,000	139,174
		1,689,384
Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	240,000	214,438
Charter Communications Operating LLC / Charter Communications Operating Capital 3.5% 6/1/2041	150,000	104,745
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	10,000	6,167
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	220,000	139,767
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033	285,000	263,530
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	175,000	134,250
Charter Communications Operating LLC / Charter Communications Operating Capital 5.85% 12/1/2035	150,000	146,036
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	110,000	112,860
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034	50,000	51,625
Charter Communications Operating LLC / Charter Communications Operating Capital 6.7% 12/1/2055	80,000	75,737
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	30,000	28,279
Fox Corp 4.709% 1/25/2029	330,000	331,147
Fox Corp 5.476% 1/25/2039	20,000	19,675
Time Warner Cable LLC 5.875% 11/15/2040	30,000	26,974
Time Warner Cable LLC 6.55% 5/1/2037	50,000	49,944
Time Warner Cable LLC 7.3% 7/1/2038	95,000	99,006
TWDC Enterprises 18 Corp 3.7% 12/1/2042	50,000	39,792
TWDC Enterprises 18 Corp 4.125% 12/1/2041	55,000	47,219
TWDC Enterprises 18 Corp 4.125% 6/1/2044	80,000	66,277
		1,957,468
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.7% 3/15/2032	50,000	44,572
T-Mobile USA Inc 3% 2/15/2041	70,000	52,015
T-Mobile USA Inc 3.5% 4/15/2031	90,000	85,277
T-Mobile USA Inc 3.6% 11/15/2060	175,000	115,687
T-Mobile USA Inc 3.875% 4/15/2030	550,000	535,202
T-Mobile USA Inc 4.5% 4/15/2050	62,000	50,565
T-Mobile USA Inc 4.625% 1/15/2033	10,000	9,840
T-Mobile USA Inc 4.7% 1/15/2035	10,000	9,702
T-Mobile USA Inc 4.95% 11/15/2035	50,000	49,100
T-Mobile USA Inc 5% 2/15/2036	100,000	98,563
T-Mobile USA Inc 5.05% 7/15/2033	100,000	100,654
T-Mobile USA Inc 5.2% 1/15/2033	130,000	132,282
T-Mobile USA Inc 5.25% 6/15/2055	10,000	8,995
T-Mobile USA Inc 5.65% 1/15/2053	65,000	61,930
T-Mobile USA Inc 5.7% 1/15/2056	20,000	19,204
T-Mobile USA Inc 5.8% 9/15/2062	50,000	48,694
T-Mobile USA Inc 5.85% 2/15/2056	30,000	29,409
T-Mobile USA Inc 5.875% 11/15/2055	100,000	98,390
		1,550,081
TOTAL COMMUNICATION SERVICES		13,553,464
Consumer Discretionary - 1.7%
Automobile Components - 0.0%
Aptiv Swiss Holdings Ltd 3.1% 12/1/2051	100,000	61,655
Lear Corp 2.6% 1/15/2032	30,000	26,539
Lear Corp 3.5% 5/30/2030	50,000	47,638
		135,832
Automobiles - 0.4%
American Honda Finance Corp 4.25% 9/1/2028	80,000	79,524
American Honda Finance Corp 4.45% 1/8/2031	50,000	49,138
American Honda Finance Corp 4.55% 7/9/2027	100,000	100,179
American Honda Finance Corp 4.8% 3/5/2030	50,000	50,005
American Honda Finance Corp 4.85% 10/23/2031	60,000	59,871
American Honda Finance Corp 5.1% 1/8/2036	30,000	29,565
American Honda Finance Corp 5.125% 7/7/2028	40,000	40,433
American Honda Finance Corp 5.15% 7/9/2032	30,000	30,213
American Honda Finance Corp 5.2% 3/5/2035	50,000	49,951
American Honda Finance Corp 5.65% 11/15/2028	160,000	164,028
Ford Motor Co 3.25% 2/12/2032	245,000	217,401
Ford Motor Co 5.291% 12/8/2046	130,000	108,914
Ford Motor Co 6.1% 8/19/2032	130,000	133,408
Ford Motor Co 9.625% 4/22/2030	110,000	125,897
General Motors Co 5% 4/1/2035	30,000	29,218
General Motors Co 5.2% 4/1/2045	200,000	177,840
General Motors Co 5.6% 10/15/2032	50,000	51,602
General Motors Co 5.95% 4/1/2049	100,000	96,206
General Motors Financial Co Inc 2.4% 4/10/2028	80,000	76,984
General Motors Financial Co Inc 2.7% 8/20/2027	145,000	142,030
General Motors Financial Co Inc 4.6% 1/8/2031	100,000	99,028
General Motors Financial Co Inc 5.45% 7/15/2030	140,000	143,368
General Motors Financial Co Inc 5.45% 9/6/2034	50,000	50,316
General Motors Financial Co Inc 5.65% 1/17/2029	80,000	81,810
General Motors Financial Co Inc 5.75% 2/8/2031	30,000	31,053
General Motors Financial Co Inc 5.8% 6/23/2028	150,000	153,313
General Motors Financial Co Inc 5.85% 4/6/2030	70,000	72,588
		2,443,883
Broadline Retail - 0.6%
Amazon.com Inc 1.2% 6/3/2027	330,000	321,265
Amazon.com Inc 1.5% 6/3/2030	350,000	313,301
Amazon.com Inc 2.1% 5/12/2031	193,000	172,752
Amazon.com Inc 2.5% 6/3/2050	100,000	58,812
Amazon.com Inc 2.875% 5/12/2041	185,000	137,735
Amazon.com Inc 3.1% 5/12/2051	193,000	127,016
Amazon.com Inc 3.15% 8/22/2027	240,000	237,618
Amazon.com Inc 3.6% 4/13/2032	200,000	190,488
Amazon.com Inc 3.9% 11/20/2028	50,000	49,640
Amazon.com Inc 3.95% 4/13/2052	50,000	38,531
Amazon.com Inc 4.1% 11/20/2030	60,000	59,153
Amazon.com Inc 4.1% 4/13/2062	25,000	18,718
Amazon.com Inc 4.25% 8/22/2057	50,000	39,302
Amazon.com Inc 4.55% 12/1/2027	230,000	231,759
Amazon.com Inc 4.65% 11/20/2035	110,000	107,490
Amazon.com Inc 4.875% 3/13/2036	214,000	211,426
Amazon.com Inc 5.45% 11/20/2055	210,000	200,392
Amazon.com Inc 5.65% 3/13/2046	100,000	99,866
Amazon.com Inc 5.8% 3/13/2056	331,000	331,317
eBay Inc 2.6% 5/10/2031	50,000	45,193
eBay Inc 2.7% 3/11/2030	50,000	46,479
eBay Inc 4% 7/15/2042	50,000	40,228
		3,078,481
Distributors - 0.0%
Genuine Parts Co 6.5% 11/1/2028	60,000	62,103
Hotels, Restaurants & Leisure - 0.3%
Expedia Group Inc 4.625% 8/1/2027	240,000	240,379
Marriott International Inc/MD 2.85% 4/15/2031	200,000	183,646
Marriott International Inc/MD 3.5% 10/15/2032	80,000	73,816
Marriott International Inc/MD 4.2% 7/15/2027	190,000	189,832
Marriott International Inc/MD 4.875% 5/15/2029	30,000	30,302
Marriott International Inc/MD 5.25% 10/15/2035	40,000	40,159
Marriott International Inc/MD 5.35% 3/15/2035	40,000	40,598
Marriott International Inc/MD 5.5% 4/15/2037	80,000	80,855
McDonald's Corp 2.625% 9/1/2029	90,000	85,320
McDonald's Corp 3.5% 7/1/2027	20,000	19,862
McDonald's Corp 3.6% 7/1/2030	165,000	160,011
McDonald's Corp 3.625% 5/1/2043	70,000	54,765
McDonald's Corp 3.625% 9/1/2049	100,000	72,722
McDonald's Corp 4.2% 4/1/2050	18,000	14,367
McDonald's Corp 4.45% 9/1/2048	64,000	53,697
McDonald's Corp 4.7% 12/9/2035	20,000	19,601
McDonald's Corp 5% 2/13/2036	80,000	79,871
McDonald's Corp 6.3% 3/1/2038	60,000	65,381
Starbucks Corp 2% 3/12/2027	170,000	167,275
Starbucks Corp 2.55% 11/15/2030	180,000	165,180
Starbucks Corp 3.35% 3/12/2050	40,000	27,362
Starbucks Corp 4.3% 6/15/2045	20,000	16,494
Starbucks Corp 4.5% 11/15/2048	23,000	19,191
		1,900,686
Household Durables - 0.0%
DR Horton Inc 4.85% 10/15/2030	20,000	20,155
DR Horton Inc 5% 10/15/2034	30,000	29,726
DR Horton Inc 5.5% 10/15/2035	30,000	30,654
PulteGroup Inc 4.9% 3/1/2036	50,000	48,610
PulteGroup Inc 7.875% 6/15/2032	30,000	34,586
Toll Brothers Finance Corp 4.35% 2/15/2028	40,000	39,836
		203,567
Leisure Products - 0.0%
Brunswick Corp/DE 4.4% 9/15/2032	40,000	37,929
Hasbro Inc 3.9% 11/19/2029	75,000	73,121
Hasbro Inc 6.05% 5/14/2034	50,000	52,259
Mattel Inc 5% 11/17/2030	60,000	59,837
		223,146
Specialty Retail - 0.4%
AutoNation Inc 4.45% 1/15/2029	100,000	99,111
AutoNation Inc 4.75% 6/1/2030	50,000	49,795
AutoZone Inc 3.75% 6/1/2027	50,000	49,733
AutoZone Inc 4.5% 2/1/2028	55,000	55,084
AutoZone Inc 4.75% 8/1/2032	30,000	29,744
AutoZone Inc 5.1% 7/15/2029	10,000	10,160
AutoZone Inc 5.4% 7/15/2034	10,000	10,158
AutoZone Inc 6.55% 11/1/2033	40,000	43,450
Home Depot Inc/The 2.375% 3/15/2051	113,000	63,850
Home Depot Inc/The 2.95% 6/15/2029	280,000	269,349
Home Depot Inc/The 3.3% 4/15/2040	200,000	160,708
Home Depot Inc/The 4.2% 4/1/2043	50,000	42,638
Home Depot Inc/The 4.4% 3/15/2045	90,000	76,944
Home Depot Inc/The 4.5% 12/6/2048	70,000	59,371
Home Depot Inc/The 4.5% 9/15/2032	50,000	49,816
Home Depot Inc/The 4.65% 9/15/2035	70,000	68,218
Home Depot Inc/The 4.95% 6/25/2034	100,000	100,474
Home Depot Inc/The 4.95% 9/30/2026	210,000	210,522
Home Depot Inc/The 5.3% 6/25/2054	70,000	66,023
Home Depot Inc/The 5.4% 9/15/2040	60,000	60,660
Home Depot Inc/The 5.875% 12/16/2036	40,000	42,537
Lowe's Cos Inc 1.7% 10/15/2030	100,000	88,420
Lowe's Cos Inc 2.625% 4/1/2031	50,000	45,632
Lowe's Cos Inc 2.8% 9/15/2041	90,000	64,135
Lowe's Cos Inc 3% 10/15/2050	60,000	37,806
Lowe's Cos Inc 3.1% 5/3/2027	34,000	33,686
Lowe's Cos Inc 3.65% 4/5/2029	20,000	19,562
Lowe's Cos Inc 4.05% 5/3/2047	112,000	87,561
Lowe's Cos Inc 4.25% 3/15/2031	110,000	108,049
Lowe's Cos Inc 4.45% 4/1/2062	100,000	77,567
Lowe's Cos Inc 4.5% 4/15/2030	50,000	49,985
Lowe's Cos Inc 4.85% 10/15/2035	10,000	9,743
Lowe's Cos Inc 5% 4/15/2033	75,000	75,549
Lowe's Cos Inc 5.125% 4/15/2050	20,000	17,915
Lowe's Cos Inc 5.75% 7/1/2053	20,000	19,534
Lowe's Cos Inc 5.8% 9/15/2062	20,000	19,447
Lowe's Cos Inc 5.85% 4/1/2063	10,000	9,767
O'Reilly Automotive Inc 4.2% 4/1/2030	60,000	59,108
O'Reilly Automotive Inc 4.7% 6/15/2032	50,000	49,662
O'Reilly Automotive Inc 5.1% 3/12/2036	100,000	98,970
TJX Cos Inc/The 1.6% 5/15/2031	125,000	109,267
		2,699,710
Textiles, Apparel & Luxury Goods - 0.0%
NIKE Inc 2.85% 3/27/2030	80,000	75,590
NIKE Inc 3.25% 3/27/2040	55,000	43,807
NIKE Inc 3.375% 3/27/2050	20,000	14,152
NIKE Inc 3.875% 11/1/2045	50,000	39,725
Tapestry Inc 5.1% 3/11/2030	30,000	30,322
Tapestry Inc 5.5% 3/11/2035	30,000	30,240
		233,836
TOTAL CONSUMER DISCRETIONARY		10,981,244
Consumer Staples - 1.1%
Beverages - 0.3%
Coca-Cola Co/The 1.45% 6/1/2027	20,000	19,512
Coca-Cola Co/The 1.65% 6/1/2030	10,000	9,040
Coca-Cola Co/The 2.25% 1/5/2032	205,000	183,652
Coca-Cola Co/The 2.5% 6/1/2040	10,000	7,350
Coca-Cola Co/The 2.6% 6/1/2050	10,000	6,144
Coca-Cola Co/The 2.75% 6/1/2060	70,000	40,685
Coca-Cola Co/The 3.45% 3/25/2030	60,000	58,303
Coca-Cola Co/The 4.2% 3/25/2050	50,000	41,297
Coca-Cola Co/The 5% 5/13/2034	70,000	72,027
Coca-Cola Co/The 5.2% 1/14/2055	80,000	76,116
Coca-Cola Co/The 5.3% 5/13/2054	50,000	48,351
Coca-Cola Co/The 5.4% 5/13/2064	20,000	19,274
Keurig Dr Pepper Inc 3.8% 5/1/2050	90,000	64,089
Keurig Dr Pepper Inc 4.5% 4/15/2052	30,000	23,892
Keurig Dr Pepper Inc 4.597% 5/25/2028	110,000	110,125
Keurig Dr Pepper Inc 4.6% 5/15/2030	80,000	79,651
Keurig Dr Pepper Inc 5.085% 5/25/2048	20,000	17,613
PepsiCo Inc 1.4% 2/25/2031	200,000	174,554
PepsiCo Inc 1.625% 5/1/2030	83,000	74,863
PepsiCo Inc 2.75% 10/21/2051	20,000	12,401
PepsiCo Inc 3% 10/15/2027	320,000	315,915
PepsiCo Inc 3.5% 3/19/2040	120,000	100,061
PepsiCo Inc 3.6% 8/13/2042	105,000	84,132
PepsiCo Inc 4% 5/2/2047	80,000	64,518
PepsiCo Inc 5% 2/7/2035	30,000	30,301
PepsiCo Inc 5% 7/23/2035	80,000	80,744
PepsiCo Inc 5.25% 7/17/2054	40,000	38,507
		1,853,117
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp 1.375% 6/20/2027	370,000	360,355
Dollar General Corp 5% 11/1/2032	60,000	59,728
Dollar General Corp 5.2% 7/5/2028	100,000	101,200
Dollar General Corp 5.45% 7/5/2033	30,000	30,520
Dollar Tree Inc 4.2% 5/15/2028	130,000	129,220
Kroger Co/The 1.7% 1/15/2031	180,000	158,089
Kroger Co/The 4.65% 1/15/2048	30,000	25,393
Kroger Co/The 5% 4/15/2042	50,000	46,415
Kroger Co/The 5% 9/15/2034	20,000	19,802
Kroger Co/The 5.4% 1/15/2049	10,000	9,376
Kroger Co/The 5.5% 9/15/2054	70,000	65,780
Kroger Co/The 5.65% 9/15/2064	60,000	56,419
Sysco Corp 2.4% 2/15/2030	70,000	64,502
Sysco Corp 3.15% 12/14/2051	60,000	38,336
Sysco Corp 3.3% 2/15/2050	50,000	33,485
Sysco Corp 4.5% 4/1/2046	50,000	41,580
Sysco Corp 4.95% 3/25/2036	40,000	38,682
Sysco Corp 5.95% 4/1/2030	63,000	65,456
Target Corp 2.95% 1/15/2052	75,000	47,730
Target Corp 3.9% 11/15/2047	45,000	35,039
Target Corp 4% 7/1/2042	50,000	41,924
Target Corp 4.8% 1/15/2053	70,000	61,771
Walmart Inc 2.5% 9/22/2041	205,000	147,671
Walmart Inc 3.9% 4/15/2028	50,000	49,889
Walmart Inc 4% 4/30/2029	500,000	498,076
Walmart Inc 4.05% 6/29/2048	150,000	123,385
Walmart Inc 4.1% 4/15/2033	50,000	48,929
Walmart Inc 4.5% 4/15/2053	20,000	17,466
Walmart Inc 4.9% 4/28/2035	110,000	111,222
		2,527,440
Food Products - 0.3%
Archer-Daniels-Midland Co 2.9% 3/1/2032	60,000	54,823
Archer-Daniels-Midland Co 4.016% 4/16/2043	75,000	62,252
Bunge Ltd Finance Corp 4.2% 9/17/2029	20,000	19,787
Bunge Ltd Finance Corp 4.65% 9/17/2034	20,000	19,398
Bunge Ltd Finance Corp 4.8% 3/19/2033	150,000	149,346
Campbell's Company/The 4.15% 3/15/2028	100,000	98,984
Campbell's Company/The 4.75% 3/23/2035	80,000	73,888
Campbell's Company/The 5.2% 3/21/2029	70,000	70,667
Campbell's Company/The 5.4% 3/21/2034	50,000	48,542
Conagra Brands Inc 4.85% 11/1/2028	75,000	75,136
Conagra Brands Inc 5% 8/1/2030	50,000	49,944
Conagra Brands Inc 5.3% 11/1/2038	10,000	9,399
Conagra Brands Inc 5.4% 11/1/2048	22,000	19,080
Conagra Brands Inc 5.75% 8/1/2035	40,000	40,228
Conagra Brands Inc 7% 10/1/2028	50,000	52,388
General Mills Inc 2.875% 4/15/2030	13,000	12,175
General Mills Inc 3% 2/1/2051	50,000	31,355
General Mills Inc 4.2% 4/17/2028	130,000	129,496
General Mills Inc 4.875% 1/30/2030	50,000	50,343
General Mills Inc 4.95% 3/29/2033	50,000	49,776
Hershey Co/The 2.65% 6/1/2050	40,000	24,512
JM Smucker Co 4.25% 3/15/2035	50,000	46,626
JM Smucker Co 6.5% 11/15/2043	50,000	53,334
JM Smucker Co 6.5% 11/15/2053	10,000	10,812
Kellanova 4.3% 5/15/2028	50,000	49,985
Kellanova 5.75% 5/16/2054	20,000	19,732
Kellanova 7.45% 4/1/2031	40,000	44,873
Kraft Heinz Foods Co 3.75% 4/1/2030	40,000	38,753
Kraft Heinz Foods Co 4.875% 10/1/2049	50,000	41,788
Kraft Heinz Foods Co 5.2% 3/15/2032	70,000	71,143
Kraft Heinz Foods Co 5.5% 6/1/2050	195,000	177,635
Kraft Heinz Foods Co 6.875% 1/26/2039	20,000	21,917
McCormick & Co Inc/MD 2.5% 4/15/2030	110,000	101,600
Mondelez International Inc 2.625% 9/4/2050	50,000	30,216
Mondelez International Inc 2.75% 4/13/2030	30,000	28,070
Mondelez International Inc 4.75% 8/28/2034	50,000	49,106
Pilgrim's Pride Corp 6.875% 5/15/2034	50,000	54,027
Tyson Foods Inc 4.875% 8/15/2034	75,000	73,603
Tyson Foods Inc 5.1% 9/28/2048	70,000	64,343
Tyson Foods Inc 5.7% 3/15/2034	40,000	41,443
		2,160,525
Household Products - 0.1%
Church & Dwight Co Inc 2.3% 12/15/2031	70,000	61,929
Colgate-Palmolive Co 4.6% 3/1/2033	50,000	50,433
Kimberly-Clark Corp 1.05% 9/15/2027	53,000	51,044
Kimberly-Clark Corp 2.875% 2/7/2050	75,000	48,721
Kimberly-Clark Corp 3.1% 3/26/2030	7,000	6,671
Kimberly-Clark Corp 3.9% 5/4/2047	20,000	15,701
Procter & Gamble Co/The 3% 3/25/2030	36,000	34,428
Procter & Gamble Co/The 3.6% 3/25/2050	180,000	138,068
		406,995
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The 1.95% 3/15/2031	75,000	66,442
Estee Lauder Cos Inc/The 5% 2/14/2034	80,000	80,250
Estee Lauder Cos Inc/The 5.15% 5/15/2053	10,000	9,030
Estee Lauder Cos Inc/The 6% 5/15/2037	40,000	42,557
Kenvue Inc 4.85% 5/22/2032	40,000	40,384
Kenvue Inc 4.9% 3/22/2033	32,000	32,217
Kenvue Inc 5.05% 3/22/2028	32,000	32,389
Kenvue Inc 5.05% 3/22/2053	52,000	47,468
Kenvue Inc 5.2% 3/22/2063	40,000	36,236
		386,973
TOTAL CONSUMER STAPLES		7,335,050
Energy - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3.337% 12/15/2027	240,000	236,782
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4.08% 12/15/2047	60,000	48,023
Halliburton Co 2.92% 3/1/2030	260,000	244,778
Halliburton Co 4.85% 11/15/2035	10,000	9,740
Halliburton Co 5% 11/15/2045	126,000	114,364
Halliburton Co 6.7% 9/15/2038	10,000	11,098
NOV Inc 3.6% 12/1/2029	60,000	58,073
		722,858
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/2029	40,000	38,843
Cheniere Energy Partners LP 4.5% 10/1/2029	70,000	69,677
Cheniere Energy Partners LP 5.35% 11/30/2036 (b)(d)	100,000	100,008
Cheniere Energy Partners LP 5.75% 8/15/2034	70,000	72,621
DCP Midstream Operating LP 5.6% 4/1/2044	20,000	19,114
Enbridge Energy Partners LP 7.5% 4/15/2038	70,000	81,455
Enterprise Products Operating LLC 3.3% 2/15/2053	250,000	167,763
Enterprise Products Operating LLC 3.95% 1/31/2060	40,000	29,393
Enterprise Products Operating LLC 4.6% 1/15/2031	100,000	99,955
Enterprise Products Operating LLC 4.95% 2/15/2035	10,000	9,989
Enterprise Products Operating LLC 5.1% 2/15/2045	50,000	46,879
Enterprise Products Operating LLC 5.2% 1/15/2036	70,000	70,495
Enterprise Products Operating LLC 5.35% 1/31/2033	270,000	278,269
Enterprise Products Operating LLC 5.55% 2/16/2055	10,000	9,691
Enterprise Products Operating LLC 5.7% 2/15/2042	20,000	20,321
Enterprise Products Operating LLC 7.55% 4/15/2038	55,000	65,427
HF Sinclair Corp 5.5% 9/1/2032	50,000	50,491
Kinder Morgan Inc 5.15% 6/1/2030	50,000	51,062
Kinder Morgan Inc 5.2% 6/1/2033	30,000	30,526
Kinder Morgan Inc 5.95% 8/1/2054	10,000	10,058
Marathon Petroleum Corp 4.75% 9/15/2044	88,000	76,923
Marathon Petroleum Corp 5.15% 3/1/2030	70,000	71,217
Marathon Petroleum Corp 5.7% 3/1/2035	40,000	41,217
MPLX LP 4.125% 3/1/2027	240,000	239,699
MPLX LP 4.5% 4/15/2038	48,000	43,604
MPLX LP 4.8% 2/15/2031	40,000	39,975
MPLX LP 4.9% 4/15/2058	50,000	41,004
MPLX LP 5% 3/1/2033	100,000	99,819
MPLX LP 5.4% 9/15/2035	170,000	170,271
MPLX LP 5.5% 2/15/2049	60,000	55,319
MPLX LP 5.5% 6/1/2034	50,000	50,793
MPLX LP 6.2% 9/15/2055	90,000	90,484
ONEOK Inc 3.4% 9/1/2029	80,000	76,909
ONEOK Inc 4.25% 9/24/2027	20,000	19,956
ONEOK Inc 4.45% 9/1/2049	50,000	40,331
ONEOK Inc 4.75% 10/15/2031	50,000	49,702
ONEOK Inc 4.85% 2/1/2049	50,000	41,945
ONEOK Inc 5.05% 11/1/2034	90,000	88,609
ONEOK Inc 5.65% 11/1/2028	20,000	20,476
ONEOK Inc 5.65% 9/1/2034	15,000	15,386
ONEOK Inc 5.7% 11/1/2054	40,000	37,294
ONEOK Inc 5.85% 11/1/2064	40,000	37,603
ONEOK Inc 6.05% 9/1/2033	80,000	84,208
ONEOK Inc 6.25% 10/15/2055	70,000	70,186
ONEOK Inc 6.35% 1/15/2031	187,000	198,091
ONEOK Inc 6.625% 9/1/2053	30,000	31,433
ONEOK Partners LP 6.65% 10/1/2036	50,000	54,436
Phillips 66 3.3% 3/15/2052	50,000	32,980
Phillips 66 3.9% 3/15/2028	220,000	218,089
Phillips 66 4.65% 11/15/2034	65,000	63,242
Phillips 66 5.875% 5/1/2042	54,000	54,471
Phillips 66 Co 4.68% 2/15/2045	10,000	8,590
Phillips 66 Co 4.95% 3/15/2035	230,000	228,792
Phillips 66 Co 5.3% 6/30/2033	60,000	61,048
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	140,000	135,223
Plains All American Pipeline LP / PAA Finance Corp 4.9% 2/15/2045	20,000	17,719
Plains All American Pipeline LP / PAA Finance Corp 5.6% 1/15/2036	121,000	121,937
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	30,000	30,773
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	40,000	39,747
Sabine Pass Liquefaction LLC 5% 3/15/2027	160,000	160,261
Targa Resources Corp 4.35% 1/15/2029	100,000	99,607
Targa Resources Corp 4.35% 4/15/2031	80,000	78,366
Targa Resources Corp 4.9% 9/15/2030	50,000	50,332
Targa Resources Corp 4.95% 4/15/2052	60,000	51,659
Targa Resources Corp 5.4% 7/30/2036	30,000	30,030
Targa Resources Corp 5.5% 2/15/2035	70,000	71,153
Targa Resources Corp 6.125% 3/15/2033	50,000	52,900
Targa Resources Corp 6.125% 5/15/2055	40,000	40,088
Targa Resources Corp 6.5% 2/15/2053	10,000	10,545
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5% 1/15/2028	125,000	125,013
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	20,000	18,990
Transcontinental Gas Pipe Line Co LLC 3.95% 5/15/2050	50,000	38,244
Transcontinental Gas Pipe Line Co LLC 4.45% 8/1/2042	105,000	91,214
Valero Energy Corp 2.15% 9/15/2027	125,000	121,735
Valero Energy Corp 3.4% 9/15/2026	50,000	49,870
Valero Energy Corp 4% 4/1/2029	155,000	152,713
Valero Energy Corp 4% 6/1/2052	50,000	36,878
Valero Energy Corp 5.15% 3/10/2036	100,000	99,008
Western Gas Partners LP 4.05% 2/1/2030 (e)	50,000	48,622
Western Gas Partners LP 5.45% 4/1/2044	50,000	45,856
Western Gas Partners LP 5.5% 12/15/2035	60,000	59,763
Western Gas Partners LP 5.5% 8/15/2048	20,000	17,757
Western Gas Partners LP 6.35% 1/15/2029	70,000	72,740
Williams Cos Inc/The 3.75% 6/15/2027	26,000	25,871
Williams Cos Inc/The 5.65% 3/15/2033	60,000	62,028
		5,932,781
TOTAL ENERGY		6,655,639
Financials - 6.6%
Banks - 2.8%
Bank of America Corp 1.734% 7/22/2027 (c)	43,000	42,840
Bank of America Corp 2.087% 6/14/2029 (c)	310,000	295,257
Bank of America Corp 2.482% 9/21/2036 (c)	60,000	52,360
Bank of America Corp 2.651% 3/11/2032 (c)	80,000	72,653
Bank of America Corp 2.676% 6/19/2041 (c)	420,000	304,659
Bank of America Corp 2.687% 4/22/2032 (c)	43,000	39,036
Bank of America Corp 2.831% 10/24/2051 (c)	50,000	31,376
Bank of America Corp 3.194% 7/23/2030 (c)	180,000	172,465
Bank of America Corp 3.593% 7/21/2028 (c)	45,000	44,611
Bank of America Corp 3.846% 3/8/2037 (c)	180,000	167,673
Bank of America Corp 3.974% 2/7/2030 (c)	35,000	34,440
Bank of America Corp 4.083% 3/20/2051 (c)	130,000	102,700
Bank of America Corp 4.183% 11/25/2027	95,000	94,720
Bank of America Corp 4.244% 4/24/2038 (c)	75,000	68,719
Bank of America Corp 4.271% 7/23/2029 (c)	60,000	59,644
Bank of America Corp 4.33% 3/15/2050 (c)	50,000	41,316
Bank of America Corp 4.376% 4/27/2028 (c)	100,000	99,967
Bank of America Corp 4.571% 4/27/2033 (c)	510,000	501,010
Bank of America Corp 4.623% 5/9/2029 (c)	350,000	350,830
Bank of America Corp 4.75% 4/21/2045	55,000	48,452
Bank of America Corp 5.045% 2/6/2037 (c)	280,000	276,022
Bank of America Corp 5.162% 1/24/2031 (c)	130,000	132,195
Bank of America Corp 5.202% 4/25/2029 (c)	50,000	50,627
Bank of America Corp 5.288% 4/25/2034 (c)	40,000	40,640
Bank of America Corp 5.425% 8/15/2035 (c)	10,000	10,044
Bank of America Corp 5.464% 5/9/2036 (c)	30,000	30,640
Bank of America Corp 5.511% 1/24/2036 (c)	280,000	286,846
Bank of America Corp 5.518% 10/25/2035 (c)	20,000	20,152
Bank of America Corp 5.872% 9/15/2034 (c)	120,000	125,784
Bank of America Corp 5.875% 2/7/2042	135,000	139,863
Bank of America Corp 6.11% 1/29/2037	200,000	211,189
Bank of America Corp 6.204% 11/10/2028 (c)	350,000	358,671
Citigroup Inc 2.976% 11/5/2030 (c)	290,000	274,416
Citigroup Inc 3.2% 10/21/2026	191,000	190,281
Citigroup Inc 3.52% 10/27/2028 (c)	190,000	187,739
Citigroup Inc 3.785% 3/17/2033 (c)	190,000	179,056
Citigroup Inc 4.125% 7/25/2028	154,000	152,622
Citigroup Inc 4.412% 3/31/2031 (c)	110,000	108,782
Citigroup Inc 4.503% 9/11/2031 (c)	50,000	49,468
Citigroup Inc 4.643% 5/7/2028 (c)	130,000	130,297
Citigroup Inc 4.65% 7/30/2045	42,000	37,177
Citigroup Inc 4.75% 5/18/2046	60,000	51,123
Citigroup Inc 5.333% 3/27/2036 (c)	60,000	60,457
Citigroup Inc 5.411% 9/19/2039 (c)	230,000	227,312
Citigroup Inc 5.449% 6/11/2035 (c)	180,000	183,156
Citigroup Inc 5.612% 3/4/2056 (c)	60,000	58,789
Citigroup Inc 5.827% 2/13/2035 (c)	10,000	10,211
Citigroup Inc 5.875% 1/30/2042	65,000	67,040
Citigroup Inc 6.174% 5/25/2034 (c)	80,000	83,733
Citigroup Inc 6.27% 11/17/2033 (c)	160,000	171,122
Citigroup Inc 6.625% 6/15/2032	60,000	65,219
Citigroup Inc 8.125% 7/15/2039	85,000	106,317
Citizens Financial Group Inc 2.5% 2/6/2030	10,000	9,214
Citizens Financial Group Inc 2.638% 9/30/2032	20,000	17,284
Citizens Financial Group Inc 5.253% 3/5/2031 (c)	40,000	40,467
Citizens Financial Group Inc 5.299% 1/29/2036 (c)	50,000	49,531
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	50,000	51,364
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	15,000	16,186
Fifth Third Bancorp 3.95% 3/14/2028	100,000	99,235
Fifth Third Bancorp 4.337% 4/25/2033 (c)	50,000	48,275
Fifth Third Bancorp 4.566% 4/29/2032 (c)	20,000	19,669
Fifth Third Bancorp 4.772% 7/28/2030 (c)	30,000	29,998
Fifth Third Bancorp 5.141% 1/29/2037 (c)	40,000	39,192
Fifth Third Bancorp 6.361% 10/27/2028 (c)	70,000	71,743
Fifth Third Bancorp 8.25% 3/1/2038	20,000	24,256
Huntington Bancshares Inc/OH 2.55% 2/4/2030	65,000	60,261
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	30,000	29,973
Huntington Bancshares Inc/OH 4.623% 1/28/2032 (c)	40,000	39,450
Huntington Bancshares Inc/OH 5.272% 1/15/2031 (c)	50,000	50,739
Huntington Bancshares Inc/OH 5.709% 2/2/2035 (c)	30,000	30,748
Huntington Bancshares Inc/OH 6.141% 11/18/2039 (c)	30,000	30,659
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	30,000	30,989
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	170,000	168,526
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	150,000	143,077
JPMorgan Chase & Co 2.525% 11/19/2041 (c)	110,000	78,077
JPMorgan Chase & Co 2.545% 11/8/2032 (c)	180,000	160,545
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	50,000	46,775
JPMorgan Chase & Co 3.109% 4/22/2051 (c)	230,000	153,528
JPMorgan Chase & Co 3.328% 4/22/2052 (c)	80,000	55,333
JPMorgan Chase & Co 3.702% 5/6/2030 (c)	40,000	39,029
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	30,000	29,786
JPMorgan Chase & Co 4.323% 4/26/2028 (c)	170,000	169,913
JPMorgan Chase & Co 4.347% 1/22/2032 (c)	100,000	98,291
JPMorgan Chase & Co 4.452% 12/5/2029 (c)	185,000	184,386
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	200,000	199,034
JPMorgan Chase & Co 4.565% 6/14/2030 (c)	310,000	309,573
JPMorgan Chase & Co 4.586% 4/26/2033 (c)	170,000	167,636
JPMorgan Chase & Co 4.81% 10/22/2036 (c)	230,000	223,218
JPMorgan Chase & Co 4.898% 1/22/2037 (c)	200,000	194,895
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	125,000	125,239
JPMorgan Chase & Co 4.95% 6/1/2045	92,000	84,627
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	120,000	121,994
JPMorgan Chase & Co 5.14% 1/24/2031 (c)	140,000	142,192
JPMorgan Chase & Co 5.294% 7/22/2035 (c)	360,000	363,619
JPMorgan Chase & Co 5.35% 6/1/2034 (c)	220,000	224,451
JPMorgan Chase & Co 5.534% 11/29/2045 (c)	70,000	69,653
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	440,000	452,795
JPMorgan Chase & Co 5.576% 7/23/2036 (c)	120,000	121,953
JPMorgan Chase & Co 5.766% 4/22/2035 (c)	110,000	114,526
JPMorgan Chase & Co 6.4% 5/15/2038	86,000	95,051
KeyCorp 2.55% 10/1/2029	40,000	37,448
KeyCorp 4.1% 4/30/2028	55,000	54,661
KeyCorp 4.789% 6/1/2033 (c)	50,000	49,003
KeyCorp 5.305% 1/28/2037 (c)	22,000	21,681
KeyCorp 6.401% 3/6/2035 (c)	30,000	31,950
M&T Bank Corp 5.053% 1/27/2034 (c)	65,000	64,635
M&T Bank Corp 5.385% 1/16/2036 (c)	20,000	19,956
M&T Bank Corp 6.082% 3/13/2032 (c)	50,000	52,241
Morgan Stanley Private Bank NA 4.734% 7/18/2031 (c)	400,000	398,945
PNC Financial Services Group Inc/The 1.15% 8/13/2026	203,000	201,834
PNC Financial Services Group Inc/The 4.075% 1/26/2029 (c)	130,000	129,251
PNC Financial Services Group Inc/The 4.618% 10/26/2029 (c)	100,000	100,063
PNC Financial Services Group Inc/The 4.626% 6/6/2033 (c)	85,000	82,521
PNC Financial Services Group Inc/The 4.812% 10/21/2032 (c)	50,000	49,884
PNC Financial Services Group Inc/The 5.222% 1/29/2031 (c)	30,000	30,559
PNC Financial Services Group Inc/The 5.373% 7/21/2036 (c)	70,000	70,685
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (c)	80,000	82,012
PNC Financial Services Group Inc/The 5.575% 1/29/2036 (c)	20,000	20,505
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	100,000	102,308
PNC Financial Services Group Inc/The 5.676% 1/22/2035 (c)	50,000	51,632
PNC Financial Services Group Inc/The 5.939% 8/18/2034 (c)	80,000	84,201
PNC Financial Services Group Inc/The 6.037% 10/28/2033 (c)	50,000	52,781
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (c)	80,000	88,412
Regions Financial Corp 1.8% 8/12/2028	100,000	94,313
Regions Financial Corp 7.375% 12/10/2037	20,000	22,725
Santander Holdings USA Inc 4.4% 7/13/2027	73,000	72,978
Santander Holdings USA Inc 5.741% 3/20/2031 (c)	40,000	41,003
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	80,000	82,836
Santander Holdings USA Inc 7.66% 11/9/2031 (c)	60,000	66,018
Truist Bank 4.144% 1/27/2029 (c)	250,000	248,578
Truist Financial Corp 3.875% 3/19/2029	110,000	107,934
Truist Financial Corp 4.873% 1/26/2029 (c)	35,000	35,218
Truist Financial Corp 5.281% 4/23/2037 (c)	50,000	49,532
Truist Financial Corp 5.711% 1/24/2035 (c)	60,000	61,833
Truist Financial Corp 5.867% 6/8/2034 (c)	100,000	104,263
Truist Financial Corp 6.123% 10/28/2033 (c)	100,000	105,842
US Bancorp 1.375% 7/22/2030	380,000	334,564
US Bancorp 2.491% 11/3/2036 (c)	50,000	43,464
US Bancorp 3.9% 4/26/2028	94,000	93,382
US Bancorp 4.653% 2/1/2029 (c)	80,000	80,243
US Bancorp 4.967% 7/22/2033 (c)	30,000	29,740
US Bancorp 5.033% 1/26/2037 (c)	40,000	39,406
US Bancorp 5.046% 2/12/2031 (c)	40,000	40,521
US Bancorp 5.424% 2/12/2036 (c)	50,000	50,964
US Bancorp 5.836% 6/12/2034 (c)	100,000	104,360
US Bancorp 5.85% 10/21/2033 (c)	30,000	31,383
Wachovia Corp 5.5% 8/1/2035	60,000	60,508
Wells Fargo & Co 2.879% 10/30/2030 (c)	510,000	481,430
Wells Fargo & Co 3.9% 5/1/2045	100,000	79,334
Wells Fargo & Co 4.078% 9/15/2029 (c)	50,000	49,443
Wells Fargo & Co 4.182% 1/23/2030 (c)	40,000	39,592
Wells Fargo & Co 4.611% 4/25/2053 (c)	180,000	151,792
Wells Fargo & Co 4.897% 7/25/2033 (c)	425,000	423,140
Wells Fargo & Co 4.9% 11/17/2045	280,000	245,046
Wells Fargo & Co 4.96% 1/23/2037 (c)	40,000	39,064
Wells Fargo & Co 5.211% 12/3/2035 (c)	440,000	440,471
Wells Fargo & Co 5.389% 4/24/2034 (c)	170,000	173,084
Wells Fargo & Co 5.433% 1/23/2047 (c)	40,000	38,424
Wells Fargo & Co 5.557% 7/25/2034 (c)	50,000	51,436
Wells Fargo & Co 5.574% 7/25/2029 (c)	50,000	50,984
Wells Fargo & Co 5.606% 1/15/2044	100,000	96,492
Wells Fargo & Co 6.491% 10/23/2034 (c)	100,000	108,277
		18,175,458
Capital Markets - 1.9%
Affiliated Managers Group Inc 5.5% 8/20/2034	20,000	20,044
Ameriprise Financial Inc 5.15% 5/15/2033	15,000	15,264
Ameriprise Financial Inc 5.7% 12/15/2028	40,000	41,198
Bank of New York Mellon Corp/The 1.8% 7/28/2031	47,000	40,970
Bank of New York Mellon Corp/The 3.3% 8/23/2029	40,000	38,518
Bank of New York Mellon Corp/The 3.85% 4/28/2028	170,000	169,216
Bank of New York Mellon Corp/The 4.289% 6/13/2033 (c)	50,000	48,508
Bank of New York Mellon Corp/The 4.942% 2/11/2031 (c)	50,000	50,571
Bank of New York Mellon Corp/The 4.967% 4/26/2034 (c)	30,000	30,051
Bank of New York Mellon Corp/The 4.975% 3/14/2030 (c)	90,000	91,110
Bank of New York Mellon Corp/The 5.085% 4/23/2037 (c)	50,000	49,724
Bank of New York Mellon Corp/The 5.225% 11/20/2035 (c)	70,000	71,083
Bank of New York Mellon Corp/The 5.316% 6/6/2036 (c)	20,000	20,324
Bank of New York Mellon Corp/The 5.834% 10/25/2033 (c)	100,000	105,559
BlackRock Funding Inc 4.6% 7/26/2027	60,000	60,388
BlackRock Funding Inc 4.9% 1/8/2035	30,000	30,139
BlackRock Funding Inc 5.35% 1/8/2055	105,000	100,866
Blackrock Inc 1.9% 1/28/2031	100,000	89,303
Blackrock Inc 3.2% 3/15/2027	220,000	218,678
Blackrock Inc 4.75% 5/25/2033	10,000	10,087
Cboe Global Markets Inc 3.65% 1/12/2027	60,000	59,846
Charles Schwab Corp/The 1.65% 3/11/2031	50,000	43,738
Charles Schwab Corp/The 2% 3/20/2028	115,000	110,578
Charles Schwab Corp/The 2.9% 3/3/2032	55,000	49,940
Charles Schwab Corp/The 4.343% 11/14/2031 (c)	30,000	29,554
Charles Schwab Corp/The 4.744% 5/21/2030 (c)	120,000	120,632
Charles Schwab Corp/The 4.914% 11/14/2036 (c)	20,000	19,460
Charles Schwab Corp/The 5.493% 5/21/2037 (c)	40,000	40,566
Charles Schwab Corp/The 5.853% 5/19/2034 (c)	10,000	10,478
Charles Schwab Corp/The 6.136% 8/24/2034 (c)	90,000	95,848
CME Group Inc 2.65% 3/15/2032	90,000	81,432
CME Group Inc 4.15% 6/15/2048	20,000	16,700
Franklin Resources Inc 2.95% 8/12/2051	20,000	12,505
Goldman Sachs Group Inc/The 1.948% 10/21/2027 (c)	260,000	257,594
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	100,000	88,423
Goldman Sachs Group Inc/The 2.615% 4/22/2032 (c)	65,000	58,541
Goldman Sachs Group Inc/The 2.65% 10/21/2032 (c)	165,000	146,884
Goldman Sachs Group Inc/The 3.436% 2/24/2043 (c)	135,000	103,522
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (c)	795,000	789,483
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (c)	155,000	136,117
Goldman Sachs Group Inc/The 4.148% 1/21/2029 (c)	150,000	148,959
Goldman Sachs Group Inc/The 4.369% 10/21/2031 (c)	400,000	392,061
Goldman Sachs Group Inc/The 4.411% 4/23/2039 (c)	180,000	162,475
Goldman Sachs Group Inc/The 4.516% 1/21/2032 (c)	80,000	78,765
Goldman Sachs Group Inc/The 4.972% 6/3/2032 (c)	100,000	100,236
Goldman Sachs Group Inc/The 5.016% 10/23/2035 (c)	200,000	197,043
Goldman Sachs Group Inc/The 5.065% 1/21/2037 (c)	230,000	225,001
Goldman Sachs Group Inc/The 5.15% 5/22/2045	20,000	18,277
Goldman Sachs Group Inc/The 5.207% 1/28/2031 (c)	50,000	50,663
Goldman Sachs Group Inc/The 5.33% 7/23/2035 (c)	30,000	30,193
Goldman Sachs Group Inc/The 5.536% 1/28/2036 (c)	100,000	101,745
Goldman Sachs Group Inc/The 5.541% 1/21/2047 (c)	80,000	77,308
Goldman Sachs Group Inc/The 5.561% 11/19/2045 (c)	170,000	165,175
Goldman Sachs Group Inc/The 5.734% 1/28/2056 (c)	30,000	29,609
Goldman Sachs Group Inc/The 6.125% 2/15/2033	40,000	43,008
Goldman Sachs Group Inc/The 6.25% 2/1/2041	75,000	79,800
Goldman Sachs Group Inc/The 6.45% 5/1/2036	20,000	21,361
Goldman Sachs Group Inc/The 6.75% 10/1/2037	180,000	196,839
Intercontinental Exchange Inc 1.85% 9/15/2032	140,000	118,018
Intercontinental Exchange Inc 2.65% 9/15/2040	225,000	163,418
Intercontinental Exchange Inc 3% 9/15/2060	20,000	11,803
Intercontinental Exchange Inc 3.75% 9/21/2028	20,000	19,701
Intercontinental Exchange Inc 4.35% 6/15/2029	100,000	99,557
Intercontinental Exchange Inc 4.95% 6/15/2052	60,000	54,006
Intercontinental Exchange Inc 5.2% 6/15/2062	20,000	18,167
Intercontinental Exchange Inc 5.25% 6/15/2031	50,000	51,347
Lazard Group LLC 4.5% 9/19/2028	70,000	69,738
Legg Mason Inc 5.625% 1/15/2044	10,000	9,872
LPL Holdings Inc 5.15% 6/15/2030	60,000	60,354
LPL Holdings Inc 5.65% 3/15/2035	20,000	19,899
LPL Holdings Inc 6.75% 11/17/2028	20,000	20,899
Moody's Corp 4.25% 2/1/2029	110,000	109,597
Moody's Corp 4.875% 12/17/2048	40,000	35,581
Moody's Corp 5% 8/5/2034	100,000	100,340
Morgan Stanley 1.512% 7/20/2027 (c)	70,000	69,724
Morgan Stanley 1.794% 2/13/2032 (c)	195,000	169,741
Morgan Stanley 2.239% 7/21/2032 (c)	70,000	61,554
Morgan Stanley 2.484% 9/16/2036 (c)	55,000	47,822
Morgan Stanley 2.511% 10/20/2032 (c)	20,000	17,726
Morgan Stanley 2.699% 1/22/2031 (c)	360,000	335,135
Morgan Stanley 3.217% 4/22/2042 (c)	175,000	133,797
Morgan Stanley 3.625% 1/20/2027	268,000	267,462
Morgan Stanley 3.772% 1/24/2029 (c)	510,000	503,882
Morgan Stanley 3.95% 4/23/2027	50,000	49,876
Morgan Stanley 4.238% 1/9/2030 (c)	190,000	187,911
Morgan Stanley 4.493% 1/16/2032 (c)	190,000	186,960
Morgan Stanley 4.654% 10/18/2030 (c)	30,000	29,894
Morgan Stanley 4.809% 4/16/2032 (c)	100,000	99,575
Morgan Stanley 4.892% 10/22/2036 (c)	240,000	232,886
Morgan Stanley 5.042% 7/19/2030 (c)	20,000	20,183
Morgan Stanley 5.073% 1/30/2037 (c)	50,000	48,962
Morgan Stanley 5.123% 2/1/2029 (c)	100,000	100,888
Morgan Stanley 5.164% 4/20/2029 (c)	200,000	202,060
Morgan Stanley 5.192% 4/17/2031 (c)	280,000	284,138
Morgan Stanley 5.25% 4/21/2034 (c)	50,000	50,499
Morgan Stanley 5.296% 4/10/2037 (c)	140,000	139,621
Morgan Stanley 5.297% 4/20/2037 (c)	95,000	95,123
Morgan Stanley 5.32% 7/19/2035 (c)	20,000	20,200
Morgan Stanley 5.424% 7/21/2034 (c)	240,000	244,611
Morgan Stanley 5.516% 11/19/2055 (c)	150,000	145,394
Morgan Stanley 5.587% 1/18/2036 (c)	100,000	102,530
Morgan Stanley 5.597% 3/24/2051 (c)	160,000	157,190
Morgan Stanley 5.664% 4/17/2036 (c)	140,000	144,083
Morgan Stanley 5.831% 4/19/2035 (c)	80,000	83,230
Morgan Stanley 5.942% 2/7/2039 (c)	60,000	62,016
Morgan Stanley 6.627% 11/1/2034 (c)	20,000	21,839
Nasdaq Inc 1.65% 1/15/2031	85,000	74,736
Nasdaq Inc 2.5% 12/21/2040	70,000	49,431
Nasdaq Inc 3.95% 3/7/2052	9,000	6,772
Nasdaq Inc 5.35% 6/28/2028	30,000	30,515
Nasdaq Inc 5.95% 8/15/2053	8,000	8,151
Nasdaq Inc 6.1% 6/28/2063	10,000	10,272
Northern Trust Corp 1.95% 5/1/2030	50,000	45,578
Northern Trust Corp 3.375% 5/8/2032 (c)	30,000	29,619
Northern Trust Corp 6.125% 11/2/2032	15,000	16,083
Raymond James Financial Inc 4.9% 9/11/2035	40,000	38,970
Raymond James Financial Inc 5.65% 9/11/2055	40,000	38,730
S&P Global Inc 2.3% 8/15/2060	85,000	42,003
S&P Global Inc 2.9% 3/1/2032	20,000	18,246
S&P Global Inc 3.25% 12/1/2049	50,000	34,567
S&P Global Inc 4.25% 1/15/2031 (d)	60,000	59,067
S&P Global Inc 4.75% 8/1/2028	70,000	70,560
S&P Global Inc 4.8% 12/4/2035 (d)	40,000	39,137
State Street Corp 1.684% 11/18/2027 (c)	250,000	247,005
State Street Corp 2.203% 2/7/2028 (c)	140,000	138,158
State Street Corp 2.623% 2/7/2033 (c)	60,000	53,593
State Street Corp 4.729% 2/28/2030	30,000	30,255
State Street Corp 4.784% 10/23/2036 (c)	20,000	19,478
State Street Corp 4.821% 1/26/2034 (c)	80,000	79,646
State Street Corp 5.094% 4/24/2037 (c)	50,000	49,669
State Street Corp 5.146% 2/28/2036 (c)	20,000	20,068
State Street Corp 5.159% 5/18/2034 (c)	30,000	30,387
State Street Corp 6.123% 11/21/2034 (c)	30,000	31,659
		12,283,124
Consumer Finance - 0.7%
Ally Financial Inc 6.184% 7/26/2035 (c)	50,000	50,975
Ally Financial Inc 6.848% 1/3/2030 (c)	40,000	41,681
Ally Financial Inc 8% 11/1/2031	65,000	72,583
American Express Co 4.05% 12/3/2042	70,000	58,935
American Express Co 4.456% 2/10/2032 (c)	50,000	49,396
American Express Co 4.804% 10/24/2036 (c)	100,000	96,770
American Express Co 5.043% 5/1/2034 (c)	60,000	60,241
American Express Co 5.282% 7/27/2029 (c)	60,000	60,949
American Express Co 5.284% 7/26/2035 (c)	100,000	101,170
American Express Co 5.442% 1/30/2036 (c)	50,000	51,038
American Express Co 5.667% 4/25/2036 (c)	60,000	62,227
Capital One Financial Corp 2.359% 7/29/2032 (c)	10,000	8,645
Capital One Financial Corp 3.273% 3/1/2030 (c)	80,000	77,113
Capital One Financial Corp 3.75% 7/28/2026	115,000	114,932
Capital One Financial Corp 3.8% 1/31/2028	210,000	207,791
Capital One Financial Corp 4.1% 2/9/2027	50,000	49,969
Capital One Financial Corp 4.493% 9/11/2031 (c)	10,000	9,831
Capital One Financial Corp 4.722% 1/30/2032 (c)	70,000	69,174
Capital One Financial Corp 5.197% 9/11/2036 (c)	40,000	38,967
Capital One Financial Corp 5.247% 7/26/2030 (c)	80,000	81,170
Capital One Financial Corp 5.399% 1/30/2037 (c)	80,000	78,974
Capital One Financial Corp 5.468% 2/1/2029 (c)	45,000	45,652
Capital One Financial Corp 5.7% 2/1/2030 (c)	60,000	61,457
Capital One Financial Corp 6.183% 1/30/2036 (c)	50,000	51,182
Capital One Financial Corp 6.312% 6/8/2029 (c)	100,000	103,177
Capital One Financial Corp 6.377% 6/8/2034 (c)	170,000	180,294
Capital One Financial Corp 7.964% 11/2/2034 (c)	40,000	46,124
Ford Motor Credit Co LLC 5.73% 9/5/2030	400,000	404,580
Ford Motor Credit Co LLC 5.85% 5/17/2027	200,000	201,872
Ford Motor Credit Co LLC 6.798% 11/7/2028	200,000	207,321
Ford Motor Credit Co LLC 6.8% 5/12/2028	145,000	149,492
John Deere Capital Corp 1.7% 1/11/2027	270,000	266,363
John Deere Capital Corp 3.45% 3/7/2029	60,000	58,788
John Deere Capital Corp 4.375% 10/15/2030	20,000	19,922
John Deere Capital Corp 4.375% 4/15/2031	60,000	59,541
John Deere Capital Corp 4.55% 6/5/2030	120,000	120,505
John Deere Capital Corp 4.9% 3/3/2028	60,000	60,678
John Deere Capital Corp 5.05% 6/12/2034	30,000	30,378
John Deere Capital Corp 5.15% 9/8/2033	60,000	61,590
Synchrony Financial 2.875% 10/28/2031	30,000	26,454
Synchrony Financial 3.7% 8/4/2026	30,000	29,973
Synchrony Financial 5.935% 8/2/2030 (c)	50,000	50,985
Toyota Motor Credit Corp 2.15% 2/13/2030	110,000	101,303
Toyota Motor Credit Corp 2.4% 1/13/2032	70,000	62,265
Toyota Motor Credit Corp 3.65% 1/8/2029	60,000	59,031
Toyota Motor Credit Corp 4.05% 3/13/2029	310,000	307,489
Toyota Motor Credit Corp 4.55% 8/9/2029	10,000	10,035
Toyota Motor Credit Corp 4.6% 10/10/2031	30,000	29,978
Toyota Motor Credit Corp 4.625% 1/12/2028	145,000	146,124
Toyota Motor Credit Corp 4.65% 1/5/2029	160,000	161,218
Toyota Motor Credit Corp 4.8% 1/11/2036	30,000	29,490
Toyota Motor Credit Corp 5.55% 11/20/2030	10,000	10,398
		4,596,190
Financial Services - 0.5%
Aon Corp / Aon Global Holdings PLC 2.85% 5/28/2027	50,000	49,339
Aon Corp / Aon Global Holdings PLC 2.9% 8/23/2051	50,000	30,850
Apollo Global Management Inc 5.15% 8/12/2035	120,000	117,624
CNH Industrial Capital LLC 4.375% 3/7/2031	30,000	29,409
CNH Industrial Capital LLC 5.5% 1/12/2029	60,000	61,254
Corebridge Financial Inc 4.35% 4/5/2042	110,000	92,688
Corebridge Financial Inc 6.875% 12/15/2052 (c)	60,000	60,877
CRH SMW Finance DAC 5.125% 1/9/2030	300,000	304,740
DH Europe Finance II Sarl 2.6% 11/15/2029	20,000	18,778
DH Europe Finance II Sarl 3.4% 11/15/2049	20,000	14,229
Equitable Holdings Inc 4.35% 4/20/2028	57,000	56,767
Equitable Holdings Inc 5% 4/20/2048	56,000	49,054
Fidelity National Information Services Inc 2.25% 3/1/2031	50,000	44,484
Fidelity National Information Services Inc 4.55% 3/10/2029	200,000	198,903
Fidelity National Information Services Inc 4.8% 3/10/2031	50,000	49,629
Fidelity National Information Services Inc 5.1% 7/15/2032	60,000	60,204
Fiserv Inc 2.65% 6/1/2030	130,000	119,145
Fiserv Inc 3.5% 7/1/2029	40,000	38,480
Fiserv Inc 4.4% 7/1/2049	120,000	92,062
Fiserv Inc 4.55% 2/15/2031	190,000	186,179
Fiserv Inc 5.25% 8/11/2035	30,000	29,374
Global Payments Inc 4.15% 8/15/2049	50,000	36,704
Global Payments Inc 4.875% 11/15/2030	200,000	196,833
Global Payments Inc 5.4% 8/15/2032	20,000	20,024
Global Payments Inc 5.95% 8/15/2052	20,000	18,959
HA Sustainable Infrastructure Capital Inc 6.75% 7/15/2035	40,000	41,756
Jackson Financial Inc 3.125% 11/23/2031	20,000	17,987
Jackson Financial Inc 5.17% 6/8/2027	50,000	50,252
Jackson Financial Inc 5.67% 6/8/2032	20,000	20,230
Mastercard Inc 2.95% 11/21/2026	185,000	184,085
Mastercard Inc 2.95% 3/15/2051	100,000	64,987
Mastercard Inc 3.3% 3/26/2027	13,000	12,936
Mastercard Inc 3.35% 3/26/2030	18,000	17,365
Mastercard Inc 3.65% 6/1/2049	20,000	15,007
Mastercard Inc 3.85% 3/26/2050	65,000	50,489
Mastercard Inc 4.875% 5/9/2034	70,000	70,443
National Rural Utilities Cooperative Finance Corp 4.15% 12/15/2032	100,000	96,945
National Rural Utilities Cooperative Finance Corp 5.8% 1/15/2033	30,000	31,655
PayPal Holdings Inc 2.3% 6/1/2030	140,000	128,019
PayPal Holdings Inc 5.1% 4/1/2035	50,000	49,369
PayPal Holdings Inc 5.25% 6/1/2062	55,000	48,188
PayPal Holdings Inc 5.5% 6/1/2054	10,000	9,202
Rexford Industrial Realty LP 2.125% 12/1/2030	40,000	35,440
Visa Inc 1.9% 4/15/2027	43,000	42,265
Visa Inc 2% 8/15/2050	50,000	26,779
Visa Inc 2.05% 4/15/2030	70,000	64,448
Visa Inc 2.7% 4/15/2040	60,000	45,599
Visa Inc 2.75% 9/15/2027	205,000	201,801
Visa Inc 4.3% 12/14/2045	65,000	56,037
Visa Inc 4.7% 2/12/2036	100,000	99,167
Voya Financial Inc 3.65% 6/15/2026	60,000	59,980
Voya Financial Inc 5.05% 3/2/2036	20,000	19,350
Voya Financial Inc 5.7% 7/15/2043	20,000	19,699
Western Union Co/The 6.2% 11/17/2036	15,000	15,628
		3,571,697
Insurance - 0.7%
AFLAC Inc 4.75% 1/15/2049	30,000	26,068
Allstate Corp/The 1.45% 12/15/2030	280,000	243,742
Allstate Corp/The 4.2% 12/15/2046	30,000	24,276
American International Group Inc 4.375% 6/30/2050	50,000	41,164
American International Group Inc 4.5% 7/16/2044	127,000	110,443
Aon Corp 4.5% 12/15/2028	50,000	49,983
Aon Corp 6.25% 9/30/2040	10,000	10,749
Aon Global Ltd 4.75% 5/15/2045	68,000	59,790
Aon North America Inc 5.45% 3/1/2034	185,000	189,034
Aon North America Inc 5.75% 3/1/2054	10,000	9,785
Arch Capital Finance LLC 4.011% 12/15/2026	170,000	169,836
Arch Capital Finance LLC 5.031% 12/15/2046	10,000	9,167
Arch Capital Group US Inc 5.144% 11/1/2043	50,000	47,115
Arthur J Gallagher & Co 3.5% 5/20/2051	20,000	13,810
Arthur J Gallagher & Co 4.85% 12/15/2029	30,000	30,251
Arthur J Gallagher & Co 5.15% 2/15/2035	130,000	129,078
Arthur J Gallagher & Co 5.45% 7/15/2034	20,000	20,300
Arthur J Gallagher & Co 5.55% 2/15/2055	22,000	20,807
Arthur J Gallagher & Co 5.75% 3/2/2053	35,000	33,921
Arthur J Gallagher & Co 6.75% 2/15/2054	30,000	32,849
Assurant Inc 4.9% 3/27/2028	30,000	30,085
Assured Guaranty US Holdings Inc 3.15% 6/15/2031	40,000	37,137
Brighthouse Financial Inc 3.85% 12/22/2051	50,000	30,307
Brown & Brown Inc 2.375% 3/15/2031	50,000	44,369
Brown & Brown Inc 4.5% 3/15/2029	65,000	64,667
Brown & Brown Inc 4.9% 6/23/2030	60,000	59,984
Brown & Brown Inc 5.55% 6/23/2035	40,000	40,100
Brown & Brown Inc 6.25% 6/23/2055	50,000	50,194
Chubb INA Holdings LLC 1.375% 9/15/2030	50,000	43,845
Chubb INA Holdings LLC 2.85% 12/15/2051	15,000	9,503
Chubb INA Holdings LLC 3.05% 12/15/2061	70,000	42,892
Chubb INA Holdings LLC 4.9% 8/15/2035	110,000	108,557
Chubb INA Holdings LLC 5.3% 5/20/2036	50,000	50,708
Chubb INA Holdings LLC 6.5% 5/15/2038	40,000	44,705
First American Financial Corp 2.4% 8/15/2031	40,000	34,884
Globe Life Inc 2.15% 8/15/2030	60,000	54,029
Hartford Insurance Group Inc/The 2.8% 8/19/2029	135,000	127,887
Hartford Insurance Group Inc/The 2.9% 9/15/2051	20,000	12,552
Hartford Insurance Group Inc/The 3.6% 8/19/2049	20,000	14,501
Lincoln National Corp 3.8% 3/1/2028	76,000	75,062
Lincoln National Corp 5.35% 11/15/2035	60,000	58,645
Markel Group Inc 5% 5/20/2049	70,000	61,340
Markel Group Inc 6% 5/16/2054	10,000	10,007
Marsh & McLennan Cos Inc 2.9% 12/15/2051	50,000	31,126
Marsh & McLennan Cos Inc 4.35% 1/30/2047	30,000	24,872
Marsh & McLennan Cos Inc 4.65% 3/15/2030	100,000	100,171
Marsh & McLennan Cos Inc 4.75% 3/15/2039	95,000	89,787
Marsh & McLennan Cos Inc 4.85% 11/15/2031	100,000	100,744
Marsh & McLennan Cos Inc 4.9% 3/15/2049	33,000	29,335
Marsh & McLennan Cos Inc 4.95% 3/15/2036	50,000	49,237
Marsh & McLennan Cos Inc 5% 3/15/2035	70,000	69,486
Marsh & McLennan Cos Inc 5.4% 3/15/2055	60,000	57,027
Marsh & McLennan Cos Inc 5.4% 9/15/2033	30,000	30,941
MetLife Inc 4.125% 8/13/2042	100,000	84,049
MetLife Inc 4.55% 3/23/2030	200,000	201,211
MetLife Inc 5% 7/15/2052	50,000	45,221
MetLife Inc 5.25% 1/15/2054	20,000	18,823
MetLife Inc 5.375% 7/15/2033	75,000	77,614
MetLife Inc 5.7% 6/15/2035	60,000	62,793
MetLife Inc 6.35% 3/15/2055 (c)	5,000	5,135
MetLife Inc 6.4% 12/15/2066 (c)	70,000	71,732
Principal Financial Group Inc 3.1% 11/15/2026	70,000	69,620
Principal Financial Group Inc 4.3% 11/15/2046	20,000	16,429
Principal Financial Group Inc 6.05% 10/15/2036	50,000	53,445
Progressive Corp/The 3% 3/15/2032	65,000	59,485
Progressive Corp/The 3.2% 3/26/2030	100,000	95,585
Progressive Corp/The 4.125% 4/15/2047	50,000	40,300
Progressive Corp/The 4.2% 3/15/2048	10,000	8,180
Progressive Corp/The 5.15% 3/26/2036	50,000	50,025
Prudential Financial Inc 3.7% 10/1/2050 (c)	75,000	69,031
Prudential Financial Inc 3.7% 3/13/2051	20,000	14,579
Prudential Financial Inc 3.935% 12/7/2049	20,000	15,217
Prudential Financial Inc 4.35% 2/25/2050	190,000	154,561
Prudential Financial Inc 4.5% 9/15/2047 (c)	80,000	78,521
Prudential Financial Inc 5.7% 9/15/2048 (c)	50,000	50,083
Prudential Financial Inc 6.5% 3/15/2054 (c)	10,000	10,298
Reinsurance Group of America Inc 5.75% 9/15/2034	20,000	20,562
Reinsurance Group of America Inc 6% 9/15/2033	20,000	20,888
Reinsurance Group of America Inc 6.65% 9/15/2055 (c)	20,000	20,186
Selective Insurance Group Inc 5.9% 4/15/2035	20,000	20,715
Travelers Companies Inc/The 5.35% 11/1/2040	125,000	124,351
Travelers Companies Inc/The 5.45% 5/25/2053	40,000	38,909
Travelers Companies Inc/The 5.7% 7/24/2055	40,000	40,428
Travelers Companies Inc/The 6.25% 6/15/2037	40,000	43,719
Unum Group 4% 6/15/2029	30,000	29,470
Unum Group 5.25% 12/15/2035	20,000	19,730
Unum Group 6% 6/15/2054	30,000	29,658
Willis North America Inc 2.95% 9/15/2029	93,000	88,298
Willis North America Inc 4.5% 9/15/2028	30,000	29,955
Willis North America Inc 5.15% 3/15/2036	40,000	39,186
Willis North America Inc 5.9% 3/5/2054	40,000	39,709
		4,918,555
TOTAL FINANCIALS		43,545,024
Health Care - 3.3%
Biotechnology - 0.6%
AbbVie Inc 2.95% 11/21/2026	205,000	204,045
AbbVie Inc 3.2% 11/21/2029	20,000	19,206
AbbVie Inc 4.05% 11/21/2039	10,000	8,818
AbbVie Inc 4.125% 3/15/2031	140,000	137,450
AbbVie Inc 4.25% 11/21/2049	400,000	327,440
AbbVie Inc 4.5% 5/14/2035	160,000	154,559
AbbVie Inc 4.7% 5/14/2045	230,000	205,769
AbbVie Inc 4.8% 3/15/2029	100,000	101,131
AbbVie Inc 4.875% 11/14/2048	120,000	108,083
AbbVie Inc 5.05% 3/15/2034	100,000	101,485
AbbVie Inc 5.4% 3/15/2054	80,000	77,082
Amgen Inc 2.8% 8/15/2041	200,000	144,755
Amgen Inc 3.15% 2/21/2040	105,000	81,783
Amgen Inc 3.375% 2/21/2050	30,000	21,173
Amgen Inc 4.2% 3/1/2033	100,000	96,487
Amgen Inc 4.4% 5/1/2045	178,000	150,758
Amgen Inc 4.663% 6/15/2051	60,000	50,914
Amgen Inc 4.875% 3/1/2053	40,000	34,846
Amgen Inc 5.15% 3/2/2028	270,000	273,371
Amgen Inc 5.25% 3/2/2030	220,000	224,862
Amgen Inc 5.25% 3/2/2033	90,000	91,932
Amgen Inc 5.6% 3/2/2043	80,000	79,404
Amgen Inc 5.65% 3/2/2053	50,000	48,609
Amgen Inc 5.75% 3/2/2063	120,000	116,481
Baxalta Inc 5.25% 6/23/2045	135,000	126,568
Biogen Inc 3.15% 5/1/2050	20,000	12,957
Biogen Inc 3.25% 2/15/2051	67,000	43,816
Biogen Inc 5.05% 1/15/2031	170,000	172,509
Biogen Inc 5.2% 9/15/2045	10,000	9,232
Gilead Sciences Inc 1.65% 10/1/2030	100,000	88,789
Gilead Sciences Inc 2.6% 10/1/2040	150,000	109,224
Gilead Sciences Inc 2.8% 10/1/2050	110,000	69,466
Gilead Sciences Inc 4.5% 2/1/2045	30,000	26,179
Gilead Sciences Inc 4.6% 5/20/2031	200,000	200,087
Gilead Sciences Inc 4.8% 11/15/2029	50,000	50,615
Gilead Sciences Inc 4.8% 4/1/2044	52,000	47,396
Gilead Sciences Inc 5.5% 11/15/2054	100,000	97,825
Gilead Sciences Inc 5.55% 10/15/2053	20,000	19,728
		3,934,834
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories 3.7% 3/9/2029	100,000	98,330
Abbott Laboratories 4% 3/15/2031	200,000	195,627
Abbott Laboratories 4.3% 3/15/2033	200,000	194,559
Abbott Laboratories 4.65% 3/15/2036	100,000	97,191
Abbott Laboratories 4.75% 11/30/2036	45,000	43,970
Abbott Laboratories 4.75% 4/15/2043	20,000	18,386
Abbott Laboratories 4.9% 11/30/2046	20,000	18,339
Abbott Laboratories 5.3% 5/27/2040	140,000	140,959
Abbott Laboratories 5.5% 3/15/2056	160,000	156,184
Abbott Laboratories 6% 4/1/2039	20,000	21,520
Augusta SpinCo Corp 4.656% 3/23/2031	50,000	49,715
Augusta SpinCo Corp 5.245% 3/23/2036	20,000	19,992
Baxter International Inc 1.915% 2/1/2027	27,000	26,539
Baxter International Inc 2.539% 2/1/2032	100,000	85,524
Baxter International Inc 3.132% 12/1/2051	10,000	5,921
Baxter International Inc 5.65% 12/15/2035	50,000	49,533
Becton Dickinson & Co 2.823% 5/20/2030	140,000	130,845
Becton Dickinson & Co 3.794% 5/20/2050	5,000	3,602
Becton Dickinson & Co 5.11% 2/8/2034	50,000	50,213
Boston Scientific Corp 2.65% 6/1/2030	161,000	149,805
Boston Scientific Corp 4.55% 3/1/2039	30,000	28,112
GE HealthCare Technologies Inc 5.5% 6/15/2035	110,000	111,868
GE HealthCare Technologies Inc 5.905% 11/22/2032	100,000	105,529
Medtronic Inc 4.375% 3/15/2035	157,000	151,293
Solventum Corp 5.6% 3/23/2034	140,000	143,599
Stryker Corp 2.9% 6/15/2050	80,000	51,440
Stryker Corp 4.625% 9/11/2034	50,000	48,899
Stryker Corp 4.85% 2/10/2030	150,000	151,650
Zimmer Biomet Holdings Inc 2.6% 11/24/2031	60,000	53,809
Zimmer Biomet Holdings Inc 5.05% 2/19/2030	80,000	81,149
		2,484,102
Health Care Providers & Services - 1.2%
Aetna Inc 4.75% 3/15/2044	40,000	34,189
Cardinal Health Inc 3.41% 6/15/2027	70,000	69,346
Cardinal Health Inc 4.9% 9/15/2045	30,000	26,670
Cardinal Health Inc 5.35% 11/15/2034	20,000	20,223
Cardinal Health Inc 5.75% 11/15/2054	50,000	49,311
Cencora Inc 4.85% 12/15/2029	10,000	10,084
Cencora Inc 4.9% 2/13/2036	100,000	97,600
Cencora Inc 5.125% 2/15/2034	70,000	70,357
Cencora Inc 5.15% 2/15/2035	10,000	10,018
Cigna Group/The 2.375% 3/15/2031	100,000	90,109
Cigna Group/The 2.4% 3/15/2030	210,000	194,255
Cigna Group/The 3.4% 3/15/2051	20,000	13,712
Cigna Group/The 4.375% 10/15/2028	100,000	99,894
Cigna Group/The 4.5% 9/15/2030	40,000	39,860
Cigna Group/The 4.8% 7/15/2046	170,000	149,503
Cigna Group/The 4.8% 8/15/2038	69,000	65,415
Cigna Group/The 4.9% 12/15/2048	19,000	16,690
Cigna Group/The 5.25% 2/15/2034	60,000	60,804
Cigna Group/The 5.4% 3/15/2033	30,000	30,823
Cigna Group/The 6% 1/15/2056	70,000	71,011
CVS Health Corp 1.3% 8/21/2027	270,000	260,150
CVS Health Corp 3.625% 4/1/2027	330,000	328,393
CVS Health Corp 4.3% 3/25/2028	250,000	249,215
CVS Health Corp 4.78% 3/25/2038	42,000	39,219
CVS Health Corp 4.875% 7/20/2035	160,000	154,964
CVS Health Corp 5.05% 3/25/2048	60,000	52,649
CVS Health Corp 5.125% 7/20/2045	320,000	287,856
CVS Health Corp 5.25% 2/21/2033	50,000	50,828
CVS Health Corp 5.45% 9/15/2035	90,000	91,093
CVS Health Corp 5.625% 2/21/2053	60,000	56,253
CVS Health Corp 5.875% 6/1/2053	20,000	19,345
CVS Health Corp 6% 6/1/2063	100,000	97,110
CVS Health Corp 6.2% 9/15/2055	30,000	30,457
Elevance Health Inc 2.25% 5/15/2030	120,000	109,801
Elevance Health Inc 3.125% 5/15/2050	130,000	84,804
Elevance Health Inc 3.65% 12/1/2027	240,000	237,615
Elevance Health Inc 3.7% 9/15/2049	10,000	7,258
Elevance Health Inc 4% 9/15/2028	110,000	109,015
Elevance Health Inc 4.101% 3/1/2028	100,000	99,431
Elevance Health Inc 4.625% 5/15/2042	30,000	26,620
Elevance Health Inc 4.65% 1/15/2043	65,000	57,381
Elevance Health Inc 5.2% 2/15/2035	70,000	70,170
Elevance Health Inc 5.65% 6/15/2054	90,000	86,497
Elevance Health Inc 5.7% 9/15/2055	30,000	29,153
Elevance Health Inc 5.85% 11/1/2064	60,000	58,532
HCA Inc 3.5% 9/1/2030	60,000	57,012
HCA Inc 3.625% 3/15/2032	100,000	93,054
HCA Inc 4.125% 6/15/2029	289,000	284,897
HCA Inc 4.375% 3/15/2042	50,000	42,203
HCA Inc 5.125% 6/15/2039	50,000	47,440
HCA Inc 5.45% 9/15/2034	20,000	20,195
HCA Inc 5.5% 6/15/2047	50,000	46,357
HCA Inc 5.75% 3/1/2035	260,000	267,568
HCA Inc 6% 4/1/2054	100,000	97,758
HCA Inc 6.1% 4/1/2064	60,000	59,211
HCA Inc 6.2% 3/1/2055	90,000	90,412
Humana Inc 1.35% 2/3/2027	50,000	49,064
Humana Inc 3.125% 8/15/2029	50,000	47,883
Humana Inc 4.875% 4/1/2030	114,000	114,260
Humana Inc 5.375% 4/15/2031	110,000	111,724
Humana Inc 5.5% 3/15/2053	30,000	26,865
Humana Inc 6% 5/1/2055	50,000	47,974
Laboratory Corp of America Holdings 2.95% 12/1/2029	180,000	170,620
McKesson Corp 3.95% 2/16/2028	70,000	69,558
McKesson Corp 4.65% 5/30/2030	10,000	10,030
McKesson Corp 5.25% 5/30/2035	50,000	50,934
Quest Diagnostics Inc 2.8% 6/30/2031	85,000	77,852
Quest Diagnostics Inc 5% 6/30/2036	40,000	39,235
UnitedHealth Group Inc 2% 5/15/2030	80,000	72,690
UnitedHealth Group Inc 2.3% 5/15/2031	286,000	256,622
UnitedHealth Group Inc 2.9% 5/15/2050	381,000	243,297
UnitedHealth Group Inc 2.95% 10/15/2027	130,000	127,930
UnitedHealth Group Inc 3.05% 5/15/2041	115,000	86,702
UnitedHealth Group Inc 3.7% 8/15/2049	20,000	14,711
UnitedHealth Group Inc 4.25% 1/15/2029	30,000	29,910
UnitedHealth Group Inc 4.375% 3/15/2042	55,000	47,889
UnitedHealth Group Inc 4.75% 7/15/2045	70,000	62,231
UnitedHealth Group Inc 4.8% 1/15/2030	150,000	151,590
UnitedHealth Group Inc 5.05% 4/15/2053	110,000	98,402
UnitedHealth Group Inc 5.2% 4/15/2063	40,000	35,582
UnitedHealth Group Inc 5.3% 6/15/2035	250,000	254,280
UnitedHealth Group Inc 5.5% 4/15/2064	60,000	56,181
UnitedHealth Group Inc 5.625% 7/15/2054	190,000	184,487
UnitedHealth Group Inc 5.8% 3/15/2036	50,000	52,601
UnitedHealth Group Inc 6.05% 2/15/2063	50,000	50,842
UnitedHealth Group Inc 6.625% 11/15/2037	50,000	55,704
UnitedHealth Group Inc 6.875% 2/15/2038	185,000	211,113
		7,928,553
Life Sciences Tools & Services - 0.1%
Agilent Technologies Inc 4.2% 9/9/2027	30,000	29,937
Agilent Technologies Inc 4.75% 9/9/2034	30,000	29,622
Danaher Corp 2.6% 10/1/2050	80,000	48,241
Danaher Corp 2.8% 12/10/2051	20,000	12,451
Revvity Inc 2.25% 9/15/2031	60,000	52,735
Thermo Fisher Scientific Inc 2.6% 10/1/2029	320,000	302,090
Thermo Fisher Scientific Inc 4.794% 10/7/2035	90,000	88,640
Thermo Fisher Scientific Inc 4.902% 2/12/2036	100,000	98,750
Thermo Fisher Scientific Inc 5.086% 8/10/2033	40,000	40,638
		703,104
Pharmaceuticals - 1.0%
Bristol-Myers Squibb Co 2.35% 11/13/2040	160,000	112,249
Bristol-Myers Squibb Co 3.55% 3/15/2042	50,000	39,784
Bristol-Myers Squibb Co 3.9% 3/15/2062	50,000	35,871
Bristol-Myers Squibb Co 4.125% 6/15/2039	210,000	187,930
Bristol-Myers Squibb Co 4.55% 2/20/2048	55,000	47,169
Bristol-Myers Squibb Co 5.2% 2/22/2034	150,000	153,526
Bristol-Myers Squibb Co 5.55% 2/22/2054	160,000	155,864
Eli Lilly & Co 2.25% 5/15/2050	70,000	39,856
Eli Lilly & Co 3.7% 3/1/2045	110,000	86,844
Eli Lilly & Co 4.15% 5/20/2029	100,000	99,839
Eli Lilly & Co 4.2% 8/14/2029	100,000	99,855
Eli Lilly & Co 4.75% 2/12/2030	50,000	50,734
Eli Lilly & Co 4.875% 2/27/2053	50,000	45,269
Eli Lilly & Co 4.9% 10/15/2035	200,000	200,095
Eli Lilly & Co 5.05% 8/14/2054	100,000	92,464
Eli Lilly & Co 5.5% 2/12/2055	120,000	119,070
Eli Lilly & Co 5.55% 3/15/2037	100,000	105,441
Eli Lilly & Co 5.6% 5/20/2056	100,000	100,301
GlaxoSmithKline Capital Inc 6.375% 5/15/2038	82,000	90,623
Haleon US Capital LLC 3.375% 3/24/2027	250,000	248,359
Johnson & Johnson 2.1% 9/1/2040	60,000	41,998
Johnson & Johnson 2.45% 9/1/2060	60,000	32,628
Johnson & Johnson 3.5% 1/15/2048	145,000	110,234
Johnson & Johnson 3.625% 3/3/2037	115,000	103,010
Johnson & Johnson 4.9% 6/1/2031	50,000	51,413
Johnson & Johnson 5% 3/1/2035	90,000	92,516
Merck & Co Inc 2.45% 6/24/2050	180,000	105,301
Merck & Co Inc 2.9% 12/10/2061	100,000	57,807
Merck & Co Inc 4.05% 5/17/2028	760,000	758,701
Merck & Co Inc 4.15% 3/15/2031	70,000	68,870
Merck & Co Inc 4.3% 5/22/2028	20,000	20,056
Merck & Co Inc 4.5% 5/17/2033	125,000	124,082
Merck & Co Inc 4.65% 5/22/2031	30,000	30,146
Merck & Co Inc 4.75% 12/4/2035	220,000	215,957
Merck & Co Inc 4.9% 5/17/2044	50,000	46,312
Merck & Co Inc 5.2% 5/22/2036	50,000	50,629
Merck & Co Inc 5.55% 12/4/2055	20,000	19,657
Merck & Co Inc 5.700% 9/15/2055	100,000	100,183
Merck & Co Inc 5.85% 5/22/2056	40,000	41,046
Mylan Inc 5.2% 4/15/2048	83,000	68,399
Mylan Inc 5.4% 11/29/2043	30,000	26,482
Novartis Capital Corp 2.75% 8/14/2050	50,000	31,680
Novartis Capital Corp 3.7% 9/21/2042	110,000	90,165
Novartis Capital Corp 4.1% 3/16/2029	200,000	198,925
Novartis Capital Corp 4.4% 3/18/2031	100,000	99,501
Novartis Capital Corp 4.6% 11/5/2035	120,000	117,501
Novartis Capital Corp 4.9% 3/18/2036	100,000	99,608
Novartis Capital Corp 5.3% 11/5/2055	20,000	19,300
Novartis Capital Corp 5.7% 3/18/2056	50,000	50,719
Pfizer Inc 2.55% 5/28/2040	345,000	251,418
Pfizer Inc 3.9% 3/15/2039	50,000	43,600
Pfizer Inc 4.2% 11/15/2030	80,000	79,266
Pfizer Inc 4.875% 11/15/2035	30,000	29,666
Pfizer Inc 5.6% 11/15/2055	90,000	89,274
Pfizer Investment Enterprises Pte Ltd 4.45% 5/19/2028	150,000	150,431
Pfizer Investment Enterprises Pte Ltd 4.65% 5/19/2030	64,000	64,348
Pfizer Investment Enterprises Pte Ltd 4.75% 5/19/2033	100,000	99,447
Pfizer Investment Enterprises Pte Ltd 5.11% 5/19/2043	60,000	57,020
Pfizer Investment Enterprises Pte Ltd 5.3% 5/19/2053	137,000	128,583
Pfizer Investment Enterprises Pte Ltd 5.34% 5/19/2063	115,000	106,056
Royalty Pharma PLC 2.15% 9/2/2031	100,000	87,909
Royalty Pharma PLC 2.2% 9/2/2030	20,000	18,086
Royalty Pharma PLC 3.3% 9/2/2040	70,000	54,226
Royalty Pharma PLC 5.200% 9/25/2035	60,000	59,563
Viatris Inc 2.3% 6/22/2027	105,000	102,455
Viatris Inc 4% 6/22/2050	20,000	13,683
Wyeth LLC 6% 2/15/2036	100,000	106,751
Wyeth LLC 6.5% 2/1/2034	100,000	110,129
Zoetis Inc 3% 5/15/2050	70,000	45,201
Zoetis Inc 4.15% 8/17/2028	150,000	149,163
Zoetis Inc 5% 8/17/2035	10,000	9,894
		6,840,138
TOTAL HEALTH CARE		21,890,731
Industrials - 1.2%
Aerospace & Defense - 0.0%
GE Aerospace 5.875% 1/14/2038	75,000	79,915
GE Aerospace 6.75% 3/15/2032	40,000	44,215
Howmet Aerospace Inc 5.95% 2/1/2037	20,000	21,293
		145,423
Air Freight & Logistics - 0.2%
FedEx Corp 4.4% 1/15/2047	80,000	62,602
FedEx Corp 4.55% 4/1/2046	90,000	72,881
FedEx Corp 4.95% 10/17/2048	78,000	66,447
United Parcel Service Inc 2.5% 9/1/2029	90,000	84,902
United Parcel Service Inc 3.05% 11/15/2027	140,000	137,955
United Parcel Service Inc 3.4% 9/1/2049	50,000	35,291
United Parcel Service Inc 3.75% 11/15/2047	58,000	43,950
United Parcel Service Inc 5.25% 5/14/2035	150,000	153,333
United Parcel Service Inc 5.5% 5/22/2054	140,000	135,039
United Parcel Service Inc 5.6% 5/22/2064	20,000	19,133
United Parcel Service Inc 5.95% 5/14/2055	20,000	20,491
		832,024
Building Products - 0.1%
Carrier Global Corp 3.377% 4/5/2040	80,000	64,091
Carrier Global Corp 5.9% 3/15/2034	104,000	109,752
Carrier Global Corp 6.2% 3/15/2054	30,000	32,038
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 1.75% 9/15/2030	30,000	26,735
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.9% 12/1/2032	50,000	50,207
Johnson Controls International PLC / Tyco Fire & Security Finance SCA 5.5% 4/19/2029	150,000	154,056
Johnson Controls International plc 5.125% 9/14/2045	14,000	12,806
Masco Corp 2% 2/15/2031	29,000	25,571
Masco Corp 3.125% 2/15/2051	14,000	9,058
Owens Corning 3.95% 8/15/2029	180,000	176,939
Owens Corning 5.95% 6/15/2054	35,000	35,171
Trane Technologies Holdco Inc 4.3% 2/21/2048	62,000	51,261
		747,685
Commercial Services & Supplies - 0.1%
Republic Services Inc 1.75% 2/15/2032	200,000	171,505
Republic Services Inc 3.05% 3/1/2050	20,000	13,368
Republic Services Inc 5.15% 3/15/2035	40,000	40,704
Republic Services Inc 5.2% 11/15/2034	30,000	30,590
Veralto Corp 5.35% 9/18/2028	30,000	30,509
Veralto Corp 5.5% 9/18/2026	40,000	40,112
Waste Connections Inc 2.2% 1/15/2032	150,000	131,731
Waste Management Inc 2% 6/1/2029	55,000	51,314
Waste Management Inc 2.5% 11/15/2050	135,000	80,722
Waste Management Inc 4.65% 3/15/2030	20,000	20,127
Waste Management Inc 4.875% 2/15/2029	70,000	70,951
Waste Management Inc 4.95% 3/15/2035	20,000	20,021
Waste Management Inc 4.95% 7/3/2027	20,000	20,164
Waste Management Inc 4.95% 7/3/2031	20,000	20,342
Waste Management Inc 5.35% 10/15/2054	40,000	38,516
		780,676
Electrical Equipment - 0.0%
Emerson Electric Co 2.8% 12/21/2051	90,000	56,176
GE Vernova Inc 4.875% 2/4/2036	40,000	39,424
GE Vernova Inc 5.5% 2/4/2056	30,000	29,087
Regal Rexnord Corp 6.4% 4/15/2033	70,000	74,181
Rockwell Automation Inc 4.2% 3/1/2049	40,000	32,626
		231,494
Ground Transportation - 0.3%
CSX Corp 2.5% 5/15/2051	115,000	67,437
CSX Corp 3.35% 9/15/2049	70,000	49,136
CSX Corp 4.5% 3/15/2049	90,000	75,720
CSX Corp 5.05% 6/15/2035	170,000	170,635
CSX Corp 5.2% 11/15/2033	50,000	51,201
Norfolk Southern Corp 3.05% 5/15/2050	50,000	32,585
Norfolk Southern Corp 3.155% 5/15/2055	195,000	124,924
Norfolk Southern Corp 4.1% 5/15/2121	80,000	55,347
Norfolk Southern Corp 5.1% 5/1/2035	80,000	80,576
Ryder System Inc 4.85% 6/15/2030	110,000	110,868
Uber Technologies Inc 4.15% 1/15/2031	90,000	88,027
Uber Technologies Inc 4.3% 1/15/2030	20,000	19,791
Uber Technologies Inc 4.8% 9/15/2034	40,000	39,144
Uber Technologies Inc 4.8% 9/15/2035	60,000	58,423
Uber Technologies Inc 5.35% 9/15/2054	40,000	37,238
Union Pacific Corp 2.891% 4/6/2036	70,000	59,055
Union Pacific Corp 3.2% 5/20/2041	45,000	35,051
Union Pacific Corp 3.5% 2/14/2053	10,000	7,056
Union Pacific Corp 3.6% 9/15/2037	145,000	127,593
Union Pacific Corp 3.839% 3/20/2060	132,000	95,308
Union Pacific Corp 3.875% 2/1/2055	20,000	14,932
Union Pacific Corp 4.05% 11/15/2045	120,000	96,980
Union Pacific Corp 4.95% 5/15/2053	70,000	63,078
Union Pacific Corp 5.1% 2/20/2035	30,000	30,554
Union Pacific Corp 5.15% 1/20/2063	10,000	9,156
Union Pacific Corp 5.6% 12/1/2054	30,000	29,717
		1,629,532
Industrial Conglomerates - 0.0%
3M Co 2.375% 8/26/2029	86,000	80,682
3M Co 3.05% 4/15/2030	7,000	6,630
3M Co 3.125% 9/19/2046	50,000	34,400
3M Co 3.7% 4/15/2050	8,000	5,939
3M Co 4% 9/14/2048	90,000	71,027
3M Co 4.8% 3/15/2030	30,000	30,255
3M Co 5.15% 3/15/2035	50,000	50,641
		279,574
Machinery - 0.4%
AGCO Corp 5.8% 3/21/2034	20,000	20,559
Caterpillar Financial Services Corp 1.1% 9/14/2027	40,000	38,539
Caterpillar Financial Services Corp 2.4% 8/9/2026	140,000	139,566
Caterpillar Financial Services Corp 4.1% 8/15/2028	290,000	289,574
Caterpillar Financial Services Corp 4.15% 1/8/2031	100,000	98,572
Caterpillar Inc 3.25% 4/9/2050	15,000	10,556
Caterpillar Inc 3.25% 9/19/2049	50,000	35,304
Caterpillar Inc 5.2% 5/15/2035	30,000	30,675
Caterpillar Inc 5.2% 5/27/2041	105,000	105,231
Caterpillar Inc 6.05% 8/15/2036	60,000	65,703
Cummins Inc 2.6% 9/1/2050	50,000	30,183
Cummins Inc 4.7% 2/15/2031	40,000	40,272
Cummins Inc 5.15% 2/20/2034	15,000	15,285
Cummins Inc 5.45% 2/20/2054	20,000	19,646
Deere & Co 2.875% 9/7/2049	130,000	85,998
Deere & Co 3.75% 4/15/2050	120,000	92,484
Deere & Co 3.9% 6/9/2042	10,000	8,494
Eaton Corp 4% 11/2/2032	50,000	48,330
Eaton Corp 4.15% 3/15/2033	80,000	77,702
Eaton Corp 4.7% 8/23/2052	30,000	26,764
Eaton Corp 4.8% 3/6/2036	200,000	196,753
Illinois Tool Works Inc 2.65% 11/15/2026	50,000	49,694
Illinois Tool Works Inc 3.9% 9/1/2042	30,000	25,277
Illinois Tool Works Inc 4.875% 9/15/2041	10,000	9,544
Ingersoll Rand Inc 5.197% 6/15/2027	90,000	90,730
Ingersoll Rand Inc 5.7% 6/15/2054	30,000	29,643
Ingersoll Rand Inc 5.7% 8/14/2033	80,000	83,108
Otis Worldwide Corp 3.112% 2/15/2040	50,000	38,562
Otis Worldwide Corp 3.362% 2/15/2050	20,000	13,901
Otis Worldwide Corp 4.488% 5/7/2029	100,000	99,996
Otis Worldwide Corp 5.131% 9/4/2035	10,000	10,016
Parker-Hannifin Corp 4% 6/14/2049	10,000	7,973
Parker-Hannifin Corp 4.2% 11/21/2034	75,000	71,874
Parker-Hannifin Corp 4.25% 9/15/2027	30,000	29,994
Parker-Hannifin Corp 6.25% 5/15/2038	20,000	21,945
Stanley Black & Decker Inc 2.75% 11/15/2050	60,000	35,172
Stanley Black & Decker Inc 3% 5/15/2032	50,000	45,123
Westinghouse Air Brake Technologies Corp 3.45% 11/15/2026	30,000	29,878
Westinghouse Air Brake Technologies Corp 4.7% 9/15/2028 (e)	60,000	60,134
Westinghouse Air Brake Technologies Corp 5.5% 5/29/2035	30,000	30,692
		2,259,446
Passenger Airlines - 0.0%
American Airlines 2019-1 Class AA Pass Through Trust equipment trust certificate 3.15% 8/15/2033	53,954	50,497
Delta Air Lines Inc 4.95% 7/10/2028	60,000	60,297
Delta Air Lines Inc 5.25% 7/10/2030	30,000	30,337
		141,131
Professional Services - 0.0%
Booz Allen Hamilton Inc 5.95% 8/4/2033	40,000	40,907
Paychex Inc 5.1% 4/15/2030	70,000	70,802
Paychex Inc 5.6% 4/15/2035	72,000	72,728
Verisk Analytics Inc 5.125% 3/15/2036	50,000	49,014
Verisk Analytics Inc 5.25% 3/15/2035	60,000	59,700
		293,151
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc 5% 10/3/2034	20,000	19,883
GATX Corp 4.55% 11/7/2028	50,000	49,914
GATX Corp 4.9% 3/15/2033	65,000	64,715
GATX Corp 6.05% 3/15/2034	50,000	52,700
GATX Corp 6.9% 5/1/2034	60,000	66,240
Sumisho Air Lease Corp 3% 2/1/2030	55,000	51,479
Sumisho Air Lease Corp 3.125% 12/1/2030	20,000	18,501
Sumisho Air Lease Corp 4.5% 3/24/2029 (d)	70,000	69,574
Sumisho Air Lease Corp 4.625% 10/1/2028	52,000	51,856
Sumisho Air Lease Corp 5.2% 7/15/2031	30,000	30,153
Sumisho Air Lease Corp 5.5% 3/24/2036 (d)	40,000	39,857
WW Grainger Inc 4.45% 9/15/2034	60,000	58,584
WW Grainger Inc 4.6% 6/15/2045	20,000	17,853
		591,309
TOTAL INDUSTRIALS		7,931,445
Information Technology - 2.5%
Communications Equipment - 0.1%
Cisco Systems Inc 4.75% 2/24/2030	50,000	50,631
Cisco Systems Inc 5.05% 2/26/2034	70,000	70,984
Cisco Systems Inc 5.1% 2/24/2035	120,000	121,804
Cisco Systems Inc 5.3% 2/26/2054	10,000	9,518
Cisco Systems Inc 5.5% 1/15/2040	135,000	138,202
Cisco Systems Inc 5.9% 2/15/2039	90,000	95,883
Motorola Solutions Inc 5.2% 8/15/2032	140,000	141,982
		629,004
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 3.8% 11/15/2027	200,000	198,823
Amphenol Corp 4.125% 11/15/2030	270,000	265,483
Amphenol Corp 4.35% 6/1/2029	50,000	50,069
Amphenol Corp 4.625% 2/15/2036	30,000	28,938
Amphenol Corp 5.25% 4/5/2034	80,000	81,664
Amphenol Corp 5.3% 11/15/2055	60,000	56,787
Amphenol Corp 5.375% 11/15/2054	18,000	17,449
Corning Inc 3.9% 11/15/2049	20,000	15,249
Corning Inc 4.375% 11/15/2057	100,000	80,340
Corning Inc 5.35% 11/15/2048	20,000	19,076
Dell International LLC / EMC Corp 4.9% 10/1/2026	30,000	30,035
Dell International LLC / EMC Corp 5% 4/1/2030	130,000	131,687
Dell International LLC / EMC Corp 5.3% 10/1/2029	80,000	81,726
Dell International LLC / EMC Corp 8.1% 7/15/2036	40,000	48,000
Dell International LLC / EMC Corp 8.35% 7/15/2046	134,000	169,524
Vontier Corp 2.95% 4/1/2031	40,000	36,326
		1,311,176
IT Services - 0.2%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	130,000	128,863
CDW LLC / CDW Finance Corp 3.569% 12/1/2031	30,000	27,430
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	40,000	39,934
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	20,000	19,771
IBM Corporation 2.85% 5/15/2040	135,000	99,056
IBM Corporation 2.95% 5/15/2050	100,000	62,508
IBM Corporation 3.5% 5/15/2029	240,000	233,982
IBM Corporation 4.15% 5/15/2039	100,000	87,608
IBM Corporation 4.95% 2/3/2036	100,000	98,124
IBM Corporation 5.2% 2/10/2035	200,000	202,022
IBM Corporation 5.6% 11/30/2039	110,000	112,649
		1,111,947
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices Inc 4.393% 6/1/2052	20,000	16,734
Analog Devices Inc 2.8% 10/1/2041	50,000	36,436
Analog Devices Inc 2.95% 10/1/2051	50,000	32,265
Analog Devices Inc 4.5% 6/15/2030	30,000	29,984
Analog Devices Inc 5.3% 12/15/2045	20,000	19,430
Applied Materials Inc 4% 1/15/2031	50,000	48,943
Applied Materials Inc 4.35% 4/1/2047	76,000	64,958
Broadcom Inc 3.419% 4/15/2033	185,000	169,057
Broadcom Inc 3.469% 4/15/2034	400,000	359,992
Broadcom Inc 3.75% 2/15/2051	80,000	59,810
Broadcom Inc 4.15% 4/15/2032 (d)	70,000	67,623
Broadcom Inc 4.3% 1/15/2031	170,000	168,091
Broadcom Inc 4.3% 11/15/2032	150,000	145,640
Broadcom Inc 4.55% 2/15/2032	70,000	69,319
Broadcom Inc 4.6% 7/15/2030	90,000	90,064
Broadcom Inc 4.8% 10/15/2034	70,000	68,911
Broadcom Inc 4.8% 2/15/2036	180,000	175,244
Broadcom Inc 5.05% 7/12/2029	50,000	50,872
Broadcom Inc 5.7% 1/15/2056	100,000	99,781
Intel Corp 2.45% 11/15/2029	50,000	46,582
Intel Corp 4% 8/5/2029	210,000	206,450
Intel Corp 4.1% 5/19/2046	70,000	54,612
Intel Corp 4.6% 3/25/2040	100,000	90,283
Intel Corp 4.65% 6/1/2031	176,000	174,644
Intel Corp 4.75% 3/25/2050	150,000	124,831
Intel Corp 4.875% 2/10/2028	50,000	50,333
Intel Corp 4.9% 8/5/2052	50,000	42,358
Intel Corp 5.05% 8/5/2062	20,000	16,793
Intel Corp 5.15% 2/21/2034	60,000	60,280
Intel Corp 5.2% 2/10/2033	70,000	71,008
Intel Corp 5.3% 5/15/2036	20,000	19,975
Intel Corp 5.6% 2/21/2054	30,000	28,283
Intel Corp 5.7% 2/10/2053	70,000	66,521
Intel Corp 5.9% 2/10/2063	110,000	106,112
Intel Corp 6.125% 5/15/2056	70,000	70,514
KLA Corp 3.3% 3/1/2050	60,000	41,582
KLA Corp 4.65% 7/15/2032	210,000	210,743
KLA Corp 5.25% 7/15/2062	5,000	4,630
Lam Research Corp 2.875% 6/15/2050	50,000	32,106
Marvell Technology Inc 4.75% 7/15/2030	30,000	30,094
Marvell Technology Inc 4.875% 6/22/2028	100,000	100,793
Marvell Technology Inc 5.45% 7/15/2035	30,000	30,696
Micron Technology Inc 3.366% 11/1/2041	55,000	42,992
NVIDIA Corp 2% 6/15/2031	215,000	192,681
NVIDIA Corp 3.5% 4/1/2050	10,000	7,470
NVIDIA Corp 3.7% 4/1/2060	30,000	22,084
QUALCOMM Inc 3.25% 5/20/2027	120,000	119,178
QUALCOMM Inc 3.25% 5/20/2050	50,000	34,166
QUALCOMM Inc 4.3% 5/20/2047	55,000	45,606
QUALCOMM Inc 4.5% 5/20/2030	50,000	50,250
QUALCOMM Inc 4.65% 5/20/2035	145,000	143,174
QUALCOMM Inc 5% 5/20/2035	50,000	50,192
QUALCOMM Inc 6% 5/20/2053	30,000	31,104
Teledyne FLIR LLC 2.5% 8/1/2030	55,000	50,446
Texas Instruments Inc 4.5% 5/23/2030	70,000	70,307
Texas Instruments Inc 5.05% 5/18/2063	100,000	90,078
Texas Instruments Inc 5.1% 5/23/2035	70,000	70,958
		4,474,063
Software - 0.9%
Adobe Inc 4.95% 4/4/2034	40,000	40,024
Autodesk Inc 2.4% 12/15/2031	40,000	35,287
Autodesk Inc 5.3% 6/15/2035	20,000	20,017
Cadence Design Systems Inc 4.3% 9/10/2029	40,000	39,756
Cadence Design Systems Inc 4.7% 9/10/2034	20,000	19,739
Intuit Inc 5.2% 9/15/2033	20,000	20,224
Intuit Inc 5.5% 9/15/2053	50,000	45,234
Microsoft Corp 2.5% 9/15/2050	110,000	65,607
Microsoft Corp 2.525% 6/1/2050	180,000	108,440
Microsoft Corp 2.921% 3/17/2052	336,000	216,785
Microsoft Corp 3.041% 3/17/2062	30,000	18,415
Microsoft Corp 3.45% 8/8/2036	250,000	224,571
Microsoft Corp 3.75% 2/12/2045	50,000	40,560
Microsoft Corp 4.25% 2/6/2047	60,000	51,322
Oracle Corp 2.3% 3/25/2028	60,000	57,440
Oracle Corp 2.65% 7/15/2026	242,000	241,540
Oracle Corp 2.8% 4/1/2027	110,000	108,521
Oracle Corp 2.95% 4/1/2030	210,000	193,858
Oracle Corp 3.6% 4/1/2040	50,000	37,075
Oracle Corp 3.6% 4/1/2050	310,000	193,766
Oracle Corp 3.8% 11/15/2037	110,000	89,211
Oracle Corp 3.85% 4/1/2060	310,000	187,196
Oracle Corp 3.9% 5/15/2035	50,000	43,024
Oracle Corp 4.1% 3/25/2061	20,000	12,725
Oracle Corp 4.125% 5/15/2045	110,000	78,252
Oracle Corp 4.2% 9/27/2029	470,000	458,152
Oracle Corp 4.375% 5/15/2055	50,000	34,277
Oracle Corp 4.55% 2/4/2029	110,000	108,901
Oracle Corp 4.7% 9/27/2034	130,000	120,751
Oracle Corp 4.95% 2/4/2031	100,000	98,335
Oracle Corp 5.2% 9/26/2035	390,000	371,432
Oracle Corp 5.5% 8/3/2035	50,000	48,499
Oracle Corp 5.55% 2/6/2053	90,000	74,458
Oracle Corp 5.7% 2/4/2036	180,000	176,846
Oracle Corp 5.95% 9/26/2055	150,000	131,167
Oracle Corp 6% 8/3/2055	50,000	43,842
Oracle Corp 6.25% 11/9/2032	110,000	114,374
Oracle Corp 6.55% 2/4/2046	100,000	96,419
Oracle Corp 6.7% 2/4/2056	250,000	240,778
Roper Technologies Inc 1.4% 9/15/2027	30,000	28,868
Roper Technologies Inc 1.75% 2/15/2031	30,000	26,019
Roper Technologies Inc 2% 6/30/2030	110,000	98,531
Roper Technologies Inc 4.9% 10/15/2034	20,000	19,318
Roper Technologies Inc 5.1% 9/15/2035	30,000	29,164
Salesforce Inc 1.95% 7/15/2031	195,000	170,490
Salesforce Inc 2.7% 7/15/2041	50,000	34,465
Salesforce Inc 4.65% 3/15/2029	130,000	130,265
Salesforce Inc 4.9% 9/15/2031	310,000	310,171
Salesforce Inc 6.55% 3/15/2056	220,000	224,294
Synopsys Inc 4.65% 4/1/2028	210,000	210,769
Synopsys Inc 4.85% 4/1/2030	30,000	30,170
Synopsys Inc 5% 4/1/2032	70,000	70,434
Synopsys Inc 5.15% 4/1/2035	60,000	59,921
Synopsys Inc 5.7% 4/1/2055	80,000	77,994
VMware LLC 1.4% 8/15/2026	97,000	96,446
VMware LLC 4.7% 5/15/2030	70,000	70,252
		5,994,391
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc 1.25% 8/20/2030	270,000	239,054
Apple Inc 1.65% 2/8/2031	370,000	329,673
Apple Inc 1.65% 5/11/2030	100,000	90,686
Apple Inc 1.7% 8/5/2031	52,000	45,842
Apple Inc 2.2% 9/11/2029	360,000	339,535
Apple Inc 2.375% 2/8/2041	160,000	113,984
Apple Inc 2.65% 2/8/2051	270,000	165,584
Apple Inc 2.7% 8/5/2051	30,000	18,551
Apple Inc 2.8% 2/8/2061	155,000	89,560
Apple Inc 2.85% 8/5/2061	51,000	29,824
Apple Inc 2.95% 9/11/2049	90,000	59,754
Apple Inc 3% 11/13/2027	195,000	192,370
Apple Inc 3.85% 5/4/2043	177,000	147,515
Apple Inc 4% 5/10/2028	100,000	100,043
Apple Inc 4.2% 5/12/2030	210,000	210,577
Apple Inc 4.3% 5/10/2033	50,000	50,042
Apple Inc 4.375% 5/13/2045	60,000	52,719
Hewlett Packard Enterprise Co 4.4% 10/15/2030	190,000	186,914
Hewlett Packard Enterprise Co 4.55% 10/15/2029	220,000	219,567
Hewlett Packard Enterprise Co 5% 10/15/2034	70,000	68,665
Hewlett Packard Enterprise Co 5.6% 10/15/2054	50,000	46,115
HP Inc 6% 9/15/2041	170,000	174,371
		2,970,945
TOTAL INFORMATION TECHNOLOGY		16,491,526
Materials - 0.5%
Chemicals - 0.3%
Air Products and Chemicals Inc 1.85% 5/15/2027	200,000	195,929
Air Products and Chemicals Inc 2.05% 5/15/2030	20,000	18,225
Air Products and Chemicals Inc 2.8% 5/15/2050	20,000	12,555
Air Products and Chemicals Inc 4.75% 2/8/2031	50,000	50,473
Air Products and Chemicals Inc 4.9% 10/11/2032	100,000	101,025
Albemarle Corp 5.05% 6/1/2032	10,000	10,013
CF Industries Inc 5.15% 3/15/2034	70,000	69,834
Dow Chemical Co/The 2.1% 11/15/2030	150,000	132,776
Dow Chemical Co/The 3.6% 11/15/2050	30,000	19,974
Dow Chemical Co/The 4.25% 10/1/2034	105,000	96,438
Dow Chemical Co/The 4.375% 11/15/2042	20,000	16,210
Dow Chemical Co/The 4.8% 5/15/2049	40,000	32,081
Dow Chemical Co/The 5.55% 11/30/2048	50,000	44,407
Dow Chemical Co/The 5.65% 3/15/2036	30,000	29,982
Dow Chemical Co/The 6.9% 5/15/2053	30,000	31,504
Ecolab Inc 1.3% 1/30/2031	125,000	107,989
Ecolab Inc 2.125% 2/1/2032	50,000	43,893
Ecolab Inc 2.7% 12/15/2051	25,000	15,267
Ecolab Inc 2.75% 8/18/2055	20,000	11,904
Ecolab Inc 5% 9/1/2035	20,000	19,977
Ecolab Inc 5.35% 6/15/2036	100,000	101,677
International Flavors & Fragrances Inc 4.45% 9/26/2028	90,000	89,641
LYB International Finance BV 4.875% 3/15/2044	20,000	16,947
LYB International Finance BV 5.25% 7/15/2043	50,000	44,245
LYB International Finance II BV 3.5% 3/2/2027	90,000	89,422
LYB International Finance III LLC 3.375% 10/1/2040	50,000	37,047
LYB International Finance III LLC 3.625% 4/1/2051	50,000	33,156
LYB International Finance III LLC 5.125% 1/15/2031	30,000	30,062
LYB International Finance III LLC 5.875% 1/15/2036	20,000	20,279
LyondellBasell Industries NV 4.625% 2/26/2055	40,000	31,029
Mosaic Co/The 4.05% 11/15/2027	70,000	69,578
Mosaic Co/The 5.625% 11/15/2043	20,000	18,989
RPM International Inc 2.95% 1/15/2032	20,000	18,088
RPM International Inc 3.75% 3/15/2027	50,000	49,782
Sherwin-Williams Co/The 2.9% 3/15/2052	20,000	12,333
Sherwin-Williams Co/The 3.45% 6/1/2027	300,000	297,718
Sherwin-Williams Co/The 4.5% 6/1/2047	54,000	45,427
Westlake Corp 3.125% 8/15/2051	70,000	43,114
Westlake Corp 5.55% 11/15/2035	50,000	49,825
		2,158,815
Construction Materials - 0.0%
Amrize Finance US LLC 5.4% 4/7/2035	120,000	121,925
CRH America Finance Inc 4.4% 2/9/2031	80,000	78,961
CRH America Finance Inc 5.6% 2/9/2056	30,000	29,264
Martin Marietta Materials Inc 2.4% 7/15/2031	55,000	49,417
Martin Marietta Materials Inc 2.5% 3/15/2030	60,000	55,462
Martin Marietta Materials Inc 5.15% 12/1/2034	20,000	20,119
Martin Marietta Materials Inc 5.5% 12/1/2054	50,000	48,153
Vulcan Materials Co 4.7% 3/1/2048	20,000	17,402
Vulcan Materials Co 5.35% 12/1/2034	70,000	71,355
Vulcan Materials Co 5.7% 12/1/2054	20,000	19,773
		511,831
Containers & Packaging - 0.2%
Amcor Flexibles North America Inc 5.1% 3/17/2030	350,000	354,452
Amcor Flexibles North America Inc 5.125% 3/12/2036	50,000	49,086
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,401
International Paper Co 4.35% 8/15/2048	30,000	23,868
International Paper Co 4.4% 8/15/2047	20,000	16,168
International Paper Co 7.3% 11/15/2039	50,000	56,942
Packaging Corp of America 3% 12/15/2029	110,000	104,477
Packaging Corp of America 5.2% 8/15/2035	30,000	29,984
Sonoco Products Co 4.6% 9/1/2029	130,000	129,775
WestRock MWV LLC 7.95% 2/15/2031	50,000	56,358
WRKCo Inc 3% 6/15/2033	120,000	105,835
WRKCo Inc 4% 3/15/2028	100,000	99,220
WRKCo Inc 4.9% 3/15/2029	10,000	10,072
		1,086,638
Metals & Mining - 0.0%
Freeport-McMoRan Inc 5.45% 3/15/2043	85,000	82,604
Newmont Corp 5.45% 6/9/2044	50,000	48,748
		131,352
TOTAL MATERIALS		3,888,636
Real Estate - 1.0%
Diversified REITs - 0.1%
Equinix Europe 2 Financing Corp LLC 4.6% 11/15/2030	30,000	29,724
Equinix Europe 2 Financing Corp LLC 4.7% 3/15/2033	50,000	48,965
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	110,000	112,225
Piedmont Operating Partnership LP 9.25% 7/20/2028	70,000	76,235
Safehold GL Holdings LLC 2.8% 6/15/2031	50,000	45,262
Store Capital LLC 4.5% 3/15/2028	50,000	49,708
WP Carey Inc 2.45% 2/1/2032	30,000	26,287
WP Carey Inc 5.375% 6/30/2034	20,000	20,184
		408,590
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc 2.95% 3/15/2034	75,000	63,739
Alexandria Real Estate Equities Inc 5.25% 3/15/2036	150,000	147,266
Alexandria Real Estate Equities Inc 5.625% 5/15/2054	30,000	28,238
Healthpeak OP LLC 2.875% 1/15/2031	210,000	193,208
Omega Healthcare Investors Inc 3.375% 2/1/2031	40,000	37,153
Omega Healthcare Investors Inc 5.2% 7/1/2030	50,000	50,323
Ventas Realty LP 4.875% 4/15/2049	80,000	69,714
Welltower OP LLC 2.7% 2/15/2027	120,000	118,821
Welltower OP LLC 2.75% 1/15/2032	50,000	45,113
Welltower OP LLC 4.95% 9/1/2048	36,000	33,144
		786,719
Industrial REITs - 0.1%
Prologis LP 1.625% 3/15/2031	100,000	87,442
Prologis LP 1.75% 2/1/2031	100,000	87,971
Prologis LP 4.625% 1/15/2033	50,000	49,556
Prologis LP 4.75% 1/15/2031	20,000	20,161
Prologis LP 5% 3/15/2034	50,000	49,982
Prologis LP 5.125% 1/15/2034	50,000	50,551
Prologis LP 5.25% 3/15/2054	20,000	18,896
Prologis LP 5.25% 5/15/2035	20,000	20,274
Prologis LP 5.25% 6/15/2053	40,000	37,863
		422,696
Office REITs - 0.0%
Boston Properties LP 2.75% 10/1/2026	40,000	39,825
Boston Properties LP 2.9% 3/15/2030	40,000	37,304
Boston Properties LP 3.25% 1/30/2031	107,000	99,390
Boston Properties LP 5.75% 1/15/2035	30,000	30,328
COPT Defense Properties LP 2.75% 4/15/2031	40,000	36,293
Highwoods Realty LP 2.6% 2/1/2031	70,000	62,373
Kilroy Realty LP 3.05% 2/15/2030	50,000	46,035
Kilroy Realty LP 5.875% 10/15/2035	20,000	19,611
Kilroy Realty LP 6.25% 1/15/2036	10,000	10,043
		381,202
Real Estate Management & Development - 0.1%
CBRE Services Inc 5.1% 6/15/2030	40,000	40,106
CBRE Services Inc 5.25% 6/1/2036	50,000	49,233
CBRE Services Inc 5.95% 8/15/2034	50,000	52,123
Digital Realty Trust LP 3.7% 8/15/2027	26,000	25,773
Digital Realty Trust LP 5.55% 1/15/2028	35,000	35,585
Essex Portfolio LP 3% 1/15/2030	50,000	47,226
Essex Portfolio LP 5.375% 4/1/2035	90,000	91,344
Mid-America Apartments LP 4.2% 6/15/2028	75,000	74,717
Mid-America Apartments LP 4.95% 3/1/2035	30,000	29,646
Mid-America Apartments LP 5.3% 2/15/2032	30,000	30,875
		476,628
Residential REITs - 0.1%
American Homes 4 Rent LP 4.9% 2/15/2029	135,000	135,755
American Homes 4 Rent LP 4.95% 6/15/2030	60,000	60,269
American Homes 4 Rent LP 5.5% 2/1/2034	20,000	20,307
AvalonBay Communities Inc 2.05% 1/15/2032	105,000	91,968
AvalonBay Communities Inc 5.3% 12/7/2033	30,000	30,905
Camden Property Trust 4.9% 1/15/2034	50,000	49,913
ERP Operating LP 2.5% 2/15/2030	80,000	74,397
ERP Operating LP 4.5% 6/1/2045	20,000	17,246
ERP Operating LP 4.5% 7/1/2044	50,000	43,962
Invitation Homes Operating Partnership LP 2.7% 1/15/2034	15,000	12,583
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	50,000	47,563
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	30,000	29,601
Invitation Homes Operating Partnership LP 5.45% 8/15/2030	10,000	10,173
Sun Communities Operating LP 2.7% 7/15/2031	80,000	72,046
UDR Inc 2.1% 6/15/2033	35,000	29,063
UDR Inc 3.2% 1/15/2030	40,000	38,144
		763,895
Retail REITs - 0.3%
Agree LP 5.625% 6/15/2034	50,000	51,496
Brixmor Operating Partnership LP 2.25% 4/1/2028	50,000	48,022
Brixmor Operating Partnership LP 4.05% 7/1/2030	12,000	11,682
Brixmor Operating Partnership LP 4.125% 5/15/2029	9,000	8,881
Brixmor Operating Partnership LP 4.85% 2/15/2033	30,000	29,533
Brixmor Operating Partnership LP 5.5% 2/15/2034	20,000	20,405
Federal Realty OP LP 3.5% 6/1/2030	50,000	47,685
Kimco Realty OP LLC 1.9% 3/1/2028	110,000	105,609
Kimco Realty OP LLC 2.8% 10/1/2026	150,000	149,355
Kimco Realty OP LLC 4.6% 2/1/2033	10,000	9,869
Kimco Realty OP LLC 4.85% 3/1/2035	50,000	49,192
Kimco Realty OP LLC 5.3% 2/1/2036	40,000	40,567
Kimco Realty OP LLC 6.4% 3/1/2034	20,000	21,744
Kite Realty Group LP 5.2% 8/15/2032	50,000	50,442
NNN REIT Inc 3% 4/15/2052	50,000	31,223
NNN REIT Inc 5.5% 6/15/2034	20,000	20,390
Phillips Edison Grocery Center Operating Partnership I LP 4.75% 3/15/2033	40,000	39,216
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	20,000	20,272
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	15,000	15,536
Realty Income Corp 2.85% 12/15/2032	175,000	155,304
Realty Income Corp 4% 7/15/2029	60,000	59,072
Realty Income Corp 4.125% 10/15/2026	75,000	75,021
Realty Income Corp 4.5% 2/1/2033	40,000	39,040
Realty Income Corp 4.75% 4/15/2033	100,000	98,751
Realty Income Corp 4.9% 7/15/2033	50,000	49,842
Regency Centers LP 3.7% 6/15/2030	50,000	48,442
Regency Centers LP 4.5% 3/15/2033	40,000	39,028
Regency Centers LP 5.1% 1/15/2035	30,000	30,059
Regency Centers LP 5.25% 1/15/2034	20,000	20,272
Simon Property Group LP 2.2% 2/1/2031	100,000	89,945
Simon Property Group LP 2.65% 7/15/2030	50,000	46,501
Simon Property Group LP 3.25% 9/13/2049	20,000	13,765
Simon Property Group LP 3.375% 12/1/2027	125,000	123,458
Simon Property Group LP 4.3% 1/15/2031	20,000	19,718
Simon Property Group LP 4.375% 10/1/2030	100,000	99,189
Simon Property Group LP 4.75% 3/15/2042	55,000	50,036
Simon Property Group LP 4.75% 9/26/2034	50,000	48,929
Simon Property Group LP 5.85% 3/8/2053	20,000	20,277
Simon Property Group LP 6.65% 1/15/2054	30,000	33,620
		1,931,388
Specialized REITs - 0.2%
American Tower Corp 2.1% 6/15/2030	60,000	54,336
American Tower Corp 3.1% 6/15/2050	60,000	39,252
American Tower Corp 3.55% 7/15/2027	100,000	99,214
American Tower Corp 3.6% 1/15/2028	110,000	108,521
American Tower Corp 3.7% 10/15/2049	10,000	7,329
American Tower Corp 4.7% 12/15/2032	40,000	39,477
American Tower Corp 4.9% 3/15/2030	150,000	151,369
American Tower Corp 5.35% 3/15/2035	30,000	30,400
American Tower Corp 5.4% 1/31/2035	30,000	30,473
American Tower Corp 5.9% 11/15/2033	70,000	73,491
Crown Castle Inc 2.25% 1/15/2031	145,000	129,183
Crown Castle Inc 2.9% 4/1/2041	60,000	43,924
Crown Castle Inc 3.25% 1/15/2051	47,000	31,015
Crown Castle Inc 4.15% 7/1/2050	50,000	38,533
CubeSmart LP 3% 2/15/2030	50,000	47,062
EPR Properties 4.5% 6/1/2027	50,000	49,955
EPR Properties 4.95% 4/15/2028	50,000	50,049
Equinix Inc 3.9% 4/15/2032	130,000	123,321
Public Storage Operating Co 4.375% 7/1/2030	30,000	29,844
Public Storage Operating Co 5% 12/15/2035	27,000	26,737
Public Storage Operating Co 5.1% 8/1/2033	80,000	81,492
Public Storage Operating Co 5.35% 8/1/2053	20,000	19,166
Weyerhaeuser Co 4% 11/15/2029	75,000	73,470
		1,377,613
TOTAL REAL ESTATE		6,548,731
Utilities - 1.0%
Electric Utilities - 0.6%
AEP Texas Inc 2.1% 7/1/2030	10,000	9,090
AEP Texas Inc 3.8% 10/1/2047	65,000	48,273
AEP Texas Inc 5.2% 4/15/2036	20,000	19,681
AEP Texas Inc 5.7% 5/15/2034	45,000	46,523
AEP Texas Inc 5.85% 10/15/2055	20,000	19,571
Baltimore Gas and Electric Co 3.5% 8/15/2046	50,000	36,317
Baltimore Gas and Electric Co 5.4% 6/1/2053	50,000	47,439
Baltimore Gas and Electric Co 5.45% 6/1/2035	60,000	61,221
CenterPoint Energy Houston Electric LLC 3.35% 4/1/2051	90,000	62,467
CenterPoint Energy Houston Electric LLC 4.5% 4/1/2044	49,000	42,799
CenterPoint Energy Houston Electric LLC 4.85% 4/1/2036	40,000	39,300
CenterPoint Energy Houston Electric LLC 4.95% 4/1/2033	30,000	30,223
CenterPoint Energy Houston Electric LLC 5.2% 10/1/2028	90,000	91,709
Commonwealth Edison Co 3.8% 10/1/2042	125,000	100,695
Commonwealth Edison Co 4% 3/1/2048	86,000	67,479
Commonwealth Edison Co 5.3% 6/1/2034	80,000	82,015
Commonwealth Edison Co 5.85% 6/1/2056	50,000	50,292
Commonwealth Edison Co 5.95% 6/1/2055	30,000	30,561
Connecticut Light and Power Co/The 4% 4/1/2048	20,000	15,843
Connecticut Light and Power Co/The 5.25% 1/15/2053	20,000	18,692
Consolidated Edison Co of New York Inc 3.7% 11/15/2059	80,000	55,486
Consolidated Edison Co of New York Inc 3.85% 6/15/2046	50,000	38,757
Consolidated Edison Co of New York Inc 3.875% 6/15/2047	44,000	33,925
Consolidated Edison Co of New York Inc 3.95% 4/1/2050	130,000	101,407
Consolidated Edison Co of New York Inc 4.45% 3/15/2044	45,000	38,826
Consolidated Edison Co of New York Inc 5.3% 3/1/2035	50,000	50,983
Consolidated Edison Co of New York Inc 5.5% 12/1/2039	50,000	50,315
Consolidated Edison Co of New York Inc 5.7% 5/15/2054	30,000	29,673
Consolidated Edison Co of New York Inc 5.75% 11/15/2055	50,000	49,489
Consolidated Edison Co of New York Inc 6.2% 6/15/2036	100,000	107,759
Entergy Tex Inc 5.25% 4/15/2035	40,000	40,283
Entergy Tex Inc 5.8% 9/1/2053	30,000	29,799
Eversource Energy 2.55% 3/15/2031	125,000	112,702
Eversource Energy 5.45% 3/1/2028	200,000	202,851
Exelon Corp 2.75% 3/15/2027	160,000	158,113
Exelon Corp 4.05% 4/15/2030	140,000	136,963
Exelon Corp 4.1% 3/15/2052	65,000	49,815
Exelon Corp 4.45% 4/15/2046	20,000	16,665
Exelon Corp 4.95% 3/15/2036	50,000	48,645
Exelon Corp 5.125% 3/15/2031	30,000	30,485
Exelon Corp 5.3% 3/15/2033	20,000	20,474
Exelon Corp 5.45% 3/15/2034	35,000	35,862
Exelon Corp 5.875% 3/15/2055	30,000	29,687
ITC Holdings Corp 3.25% 6/30/2026	50,000	49,957
Jersey Central Power & Light Co 4.4% 1/15/2031 (d)	10,000	9,854
Jersey Central Power & Light Co 5.1% 1/15/2035	30,000	29,943
National Grid USA 5.803% 4/1/2035	10,000	10,410
NSTAR Electric Co 4.95% 9/15/2052	40,000	35,667
NSTAR Electric Co 5.2% 3/1/2035	110,000	110,924
Ohio Power Co 2.9% 10/1/2051	20,000	12,170
Ohio Power Co 5% 6/1/2033	50,000	49,934
Oncor Electric Delivery Co LLC 3.75% 4/1/2045	25,000	19,360
Oncor Electric Delivery Co LLC 3.8% 9/30/2047	30,000	22,847
Oncor Electric Delivery Co LLC 4.6% 6/1/2052	50,000	41,382
Oncor Electric Delivery Co LLC 4.95% 9/15/2052	10,000	8,880
Oncor Electric Delivery Co LLC 5.3% 6/1/2042	85,000	81,841
Oncor Electric Delivery Co LLC 5.35% 4/1/2035	120,000	122,746
Oncor Electric Delivery Co LLC 5.65% 11/15/2033	30,000	31,409
Oncor Electric Delivery Co LLC 5.9% 3/15/2056 (d)	50,000	50,577
PECO Energy Co 3.9% 3/1/2048	50,000	38,616
PECO Energy Co 4.6% 5/15/2052	30,000	25,375
PECO Energy Co 4.875% 9/15/2035	50,000	49,656
PECO Energy Co 5.65% 9/15/2055	20,000	19,727
PG&E Wildfire Recovery Funding LLC 5.212% 12/1/2049	110,000	103,799
Potomac Electric Power Co 6.5% 11/15/2037	30,000	33,034
PPL Electric Utilities Corp 3% 10/1/2049	30,000	19,663
PPL Electric Utilities Corp 5% 5/15/2033	50,000	50,432
PPL Electric Utilities Corp 5.25% 5/15/2053	20,000	18,721
PPL Electric Utilities Corp 5.55% 8/15/2055	30,000	29,376
Public Service Co of New Hampshire 5.15% 1/15/2053	20,000	18,375
Public Service Electric and Gas Co 3.2% 5/15/2029	60,000	58,161
Public Service Electric and Gas Co 3.6% 12/1/2047	87,000	64,734
Public Service Electric and Gas Co 3.65% 9/1/2042	100,000	79,332
Public Service Electric and Gas Co 4.2% 1/1/2031	50,000	49,206
Public Service Electric and Gas Co 4.9% 8/15/2035	30,000	29,868
Public Service Electric and Gas Co 5.3% 8/1/2054	10,000	9,447
Public Service Electric and Gas Co 5.5% 3/1/2055	20,000	19,460
Public Service Electric and Gas Co 5.625% 1/1/2056	20,000	19,821
Public Service Electric and Gas Co 5.8% 5/1/2037	35,000	37,032
Tampa Electric Co 3.625% 6/15/2050	90,000	64,991
		3,915,881
Gas Utilities - 0.1%
Atmos Energy Corp 3% 6/15/2027	100,000	98,845
Atmos Energy Corp 4.125% 10/15/2044	75,000	62,651
Atmos Energy Corp 4.125% 3/15/2049	30,000	23,979
Atmos Energy Corp 5.45% 1/15/2056	40,000	38,514
Atmos Energy Corp 5.9% 11/15/2033	100,000	106,689
ONE Gas Inc 5.1% 4/1/2029	90,000	91,512
Piedmont Natural Gas Co Inc 2.5% 3/15/2031	80,000	72,490
Piedmont Natural Gas Co Inc 3.5% 6/1/2029	10,000	9,715
Piedmont Natural Gas Co Inc 5.1% 2/15/2035	30,000	29,899
Southern California Gas Co 2.55% 2/1/2030	90,000	84,297
Southern California Gas Co 3.75% 9/15/2042	20,000	15,955
Southern California Gas Co 4.3% 1/15/2049	20,000	16,094
Southern California Gas Co 5.05% 9/1/2034	30,000	30,031
Southern California Gas Co 5.2% 6/1/2033	50,000	50,898
Southern California Gas Co 5.6% 4/1/2054	10,000	9,608
Southern California Gas Co 6% 6/15/2055	60,000	61,099
Southwest Gas Corp 3.7% 4/1/2028	60,000	59,111
Southwest Gas Corp 4.15% 6/1/2049	20,000	15,505
Southwest Gas Corp 5.45% 3/23/2028	36,000	36,550
Washington Gas Light Co 3.65% 9/15/2049	20,000	14,311
		927,753
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co 4.9% 10/1/2035	50,000	48,744
Multi-Utilities - 0.2%
CMS Energy Corp 3.45% 8/15/2027	60,000	59,287
CMS Energy Corp 6.5% 6/1/2055 (c)	40,000	41,114
Consumers Energy Co 4.35% 4/15/2049	100,000	82,536
Consumers Energy Co 4.9% 2/15/2029	80,000	80,952
NiSource Inc 3.6% 5/1/2030	250,000	240,746
NiSource Inc 4.375% 5/15/2047	165,000	135,729
NiSource Inc 4.8% 2/15/2044	40,000	35,427
NiSource Inc 6.95% 11/30/2054 (c)	40,000	41,541
San Diego Gas & Electric Co 2.95% 8/15/2051	60,000	38,053
San Diego Gas & Electric Co 3.75% 6/1/2047	85,000	64,117
San Diego Gas & Electric Co 4.95% 8/15/2028	110,000	111,217
San Diego Gas & Electric Co 5.2% 3/15/2036	30,000	30,039
San Diego Gas & Electric Co 5.4% 4/15/2035	40,000	40,796
San Diego Gas & Electric Co 5.95% 3/15/2056	20,000	20,250
Sempra 3.4% 2/1/2028	26,000	25,521
Sempra 3.8% 2/1/2038	30,000	25,464
Sempra 4% 2/1/2048	86,000	65,407
Sempra 6.875% 10/1/2054 (c)	80,000	81,694
		1,219,890
Water Utilities - 0.1%
American Water Capital Corp 2.3% 6/1/2031	50,000	44,824
American Water Capital Corp 2.95% 9/1/2027	90,000	88,613
American Water Capital Corp 3.75% 9/1/2047	80,000	60,859
American Water Capital Corp 4.3% 9/1/2045	25,000	20,859
American Water Capital Corp 5.2% 4/1/2036	200,000	200,226
American Water Capital Corp 6.593% 10/15/2037	64,000	71,948
		487,329
TOTAL UTILITIES		6,599,597
TOTAL UNITED STATES		145,421,087
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $191,847,086)		184,099,721

U.S. Government Agency - Mortgage Securities - 24.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 24.2%
Fannie Mae 2% 2/1/2038	580,009	533,264
Fannie Mae 2% 2/1/2052	67,027	54,800
Fannie Mae 2% 4/1/2052	90,511	73,745
Fannie Mae 2.5% 3/1/2052	317,301	270,765
Fannie Mae 3% 3/1/2050	5,431	4,806
Fannie Mae 5% 8/1/2053	81,418	80,704
Fannie Mae 5.5% 1/1/2055	200,352	203,469
Fannie Mae 5.5% 9/1/2054	151,316	152,536
Fannie Mae 6% 12/1/2054	72,130	75,204
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2037	126,772	113,878
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2052	91,821	70,248
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	322,762	291,597
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	144,687	130,039
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2036	525,102	471,693
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	150,278	115,018
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2051	80,701	61,741
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2041	90,357	75,728
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	167,279	150,866
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2037	69,397	62,339
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2052	79,824	61,070
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2037	64,495	57,905
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	78,931	60,411
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	191,872	146,853
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2051	85,933	65,770
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	178,103	164,222
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2037	80,084	73,630
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2042	494,757	429,888
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	307,751	248,819
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	48,820	39,441
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	361,116	292,191
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	179,596	145,485
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	98,573	79,759
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	592,927	478,831
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	74,371	68,389
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	231,650	187,436
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	229,961	186,069
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	802,720	647,249
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	677,328	546,144
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	404,140	329,024
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	240,818	192,897
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	724,836	668,344
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2036	59,136	54,379
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	2,861,469	2,315,310
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	236,445	191,168
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	184,895	150,472
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	81,106	65,727
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	489,903	394,559
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	290,987	236,720
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	225,026	183,694
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	217,967	177,454
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2037	246,595	226,683
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	1,728,267	1,397,318
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	172,861	140,192
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	118,798	96,792
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	48,205	38,974
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	346,004	278,666
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	105,846	85,941
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	135,622	124,607
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	191,063	154,356
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	69,114	56,571
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	451,094	414,457
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2037	290,318	266,739
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	858,308	693,413
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	384,617	310,726
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	262,723	212,249
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	682,497	551,164
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2052	717,152	579,151
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	122,558	113,274
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	109,467	88,676
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	640,566	517,302
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	337,750	273,601
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	50,468	40,883
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	318,831	277,784
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	200,716	162,594
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	83,035	67,265
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	14,948	12,109
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	104,257	85,237
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	212,352	172,020
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2050	201,810	163,480
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2027	4,121	4,099
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2050	25,577	21,746
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	301,651	255,525
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	48,830	41,745
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	47,024	40,201
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	40,191	34,133
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	39,365	33,653
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	28,027	23,960
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2034	62,290	58,953
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	991,557	835,074
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	357,488	301,930
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	110,754	95,029
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	55,888	47,412
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	48,509	40,682
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2034	30,202	28,565
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2049	22,877	19,486
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	38,072	32,250
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	98,547	94,260
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2035	48,241	45,627
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2037	196,008	180,996
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2050	228,221	193,323
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	316,797	270,335
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	287,581	244,326
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	249,490	212,744
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	71,720	60,171
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	202,239	181,426
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	29,653	25,351
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	28,238	24,114
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	19,347	16,430
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	124,607	117,543
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2037	115,959	109,603
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2051	73,483	62,223
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	674,670	569,397
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	58,229	49,725
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	8,735	8,264
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2047	32,007	27,513
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2050	54,872	46,653
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2051	268,968	227,756
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	283,918	255,943
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2050	77,669	65,914
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	647,629	549,408
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	532,718	450,260
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2035	41,376	39,121
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2036	85,453	80,636
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2052	16,158	13,637
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2035	26,799	25,339
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2045	122,332	104,582
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	105,128	90,006
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	341,112	286,073
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2051	164,968	139,433
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	47,347	44,737
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2035	34,903	32,979
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2039	31,172	28,258
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	167,784	142,233
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2050	20,349	17,288
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	164,784	138,196
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	123,657	104,439
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2028	8,601	8,500
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	47,419	45,689
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	191,659	162,471
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2050	172,099	147,773
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2051	239,794	204,625
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	67,317	64,842
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	41,030	37,383
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2047	56,884	50,905
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	417,252	368,830
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2050	27,031	23,894
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	264,193	232,295
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	71,955	62,952
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	8,879	8,080
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2044	42,749	38,938
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	229,455	202,254
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	63,053	56,484
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	68,403	60,465
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	25,287	22,518
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2049	19,528	17,335
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2033	9,232	8,942
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	16,654	15,177
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	145,790	132,854
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	31,675	28,345
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	17,790	16,227
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	75,879	73,136
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	24,769	23,867
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	21,791	20,914
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	9,216	8,393
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2046	10,426	9,330
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	360,149	318,354
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2049	22,047	19,668
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	39,970	35,194
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	14,775	14,307
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	6,602	6,381
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	222,466	215,167
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2034	17,977	17,420
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	15,515	14,886
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	101,785	92,673
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	98,222	89,328
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	14,306	13,025
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2048	11,161	9,960
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	52,012	45,976
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	347,656	304,051
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	201,981	179,488
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	70,161	62,347
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	67,452	59,877
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	10,769	9,570
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2033	22,519	21,764
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	31,677	28,845
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	264,303	240,936
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	27,391	24,891
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	138,284	126,002
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	126,853	115,769
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	28,519	25,316
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2033	10,060	9,719
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2040	384,507	364,878
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	45,445	41,400
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2051	652,344	570,524
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2052	408,261	360,245
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2035	22,938	22,015
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2049	116,684	103,544
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	1,147,175	1,003,291
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	149,999	131,186
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	110,253	96,425
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2035	19,937	19,143
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	61,318	55,780
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2048	8,616	7,689
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	271,838	243,265
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	449,768	394,340
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	14,735	14,274
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	34,153	31,084
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	503,586	452,793
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2048	3,275	3,010
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2050	483,258	426,421
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	7,805	7,624
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	26,831	24,439
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	59,807	54,498
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	11,856	10,621
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2048	23,382	20,924
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	20,825	18,525
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	17,571	15,417
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2035	18,412	17,819
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	44,529	41,781
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	58,311	53,743
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	120,701	110,416
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2033	7,371	7,171
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2040	46,204	44,212
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2049	52,058	48,224
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2050	34,326	31,240
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2035	133,630	129,039
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	106,842	99,052
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	161,011	148,448
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2049	189,542	174,043
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	141,422	130,344
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	9,058	8,778
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2051	806,855	748,440
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2035	2,908	2,810
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	214,495	200,985
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2046	140,110	131,364
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	9,209	8,532
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	60,536	55,775
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2049	17,715	16,294
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2029	6,862	6,800
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	30,461	29,576
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2033	8,270	8,058
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	29,640	27,457
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2052	43,730	39,935
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2037	96,574	94,962
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	155,991	146,160
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	36,829	34,549
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2049	26,194	24,281
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2052	2,034,875	1,854,488
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2033	6,980	6,790
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	103,313	96,865
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	25,367	23,325
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2044	303,981	284,522
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	54,853	50,556
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2050	143,682	132,921
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2055	199,980	181,955
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,756	1,696
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	18,388	17,719
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	4,086	3,947
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	3,035	2,935
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	1,797	1,738
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	12,114	11,622
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	14,282	13,636
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	77,200	73,342
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2048	4,824	4,583
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2049	51,759	49,075
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2052	109,378	102,895
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	44,039	42,528
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	24,217	23,329
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2043	14,924	14,290
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	17,669	17,061
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	23,322	22,502
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2043	12,689	12,149
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	17,267	16,383
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	12,710	12,059
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2048	6,973	6,616
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2038	66,089	64,608
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2039	36,074	34,975
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	4,276	4,133
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	19,824	19,120
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2044	10,157	9,718
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2045	24,713	23,876
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2044	20,087	19,260
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	9,784	9,433
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	61,981	58,961
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2049	39,452	37,480
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2050	136,308	129,325
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	424,667	406,515
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	8,609	8,190
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2041	3,218	3,110
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2046	15,569	14,913
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2052	230,929	217,529
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	225,438	211,794
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	120,309	113,517
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2053	70,547	66,740
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2034	9,463	9,361
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	13,809	13,340
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2048	10,879	10,348
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2053	160,275	151,676
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	14,936	14,269
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	17,763	16,909
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2048	6,778	6,439
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2049	50,215	47,768
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	67,192	63,273
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	4,887	4,734
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2046	13,757	13,143
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	14,670	13,937
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2048	2,915	2,769
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2049	110,031	104,326
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2050	47,755	45,204
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2052	114,234	108,320
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	17,872	17,062
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	44,926	42,737
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	22,298	21,184
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2048	3,870	3,676
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2049	44,706	42,416
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	63,628	59,996
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	4,674	4,555
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	112,098	108,969
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	9,154	9,049
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2048	8,259	8,033
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	402,218	388,443
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2052	81,897	79,227
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2048	20,465	19,887
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2049	20,649	20,066
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2050	92,346	89,652
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2052	85,112	82,337
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2028	897	896
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	384,035	380,261
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2052	46,658	45,137
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	3,782	3,676
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	169,134	163,143
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2055	159,028	153,694
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2040	224,946	222,736
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2049	9,413	9,150
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2056	225,000	216,152
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	557,171	536,566
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2054	88,810	85,526
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	37,796	36,823
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2048	24,710	24,075
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2056	175,000	168,118
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	13,701	13,534
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	24,159	23,537
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2048	9,123	8,857
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2049	30,174	29,332
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2050	29,372	28,525
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2052	82,443	79,857
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2041	5,380	5,306
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2048	22,983	22,356
Fannie Mae Mortgage pass-thru certificates 5% 1/1/2055	89,322	88,204
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2048	79,938	80,752
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2055	118,290	116,477
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2049	6,182	6,191
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	294,784	292,662
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	84,599	83,779
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2053	82,655	81,905
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2054	94,182	93,004
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	128,565	129,006
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2048	10,646	10,683
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	94,900	95,225
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2049	13,474	13,508
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2055	252,375	251,935
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	32,037	32,177
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2055	467,566	461,716
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2049	2,202	2,209
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	121,345	120,320
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2029	17,663	17,736
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2041	74,923	75,464
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2053	150,132	148,863
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2054	148,343	146,302
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2056	469,944	468,323
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2048	8,466	8,469
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2055	24,601	24,239
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2048	12,993	13,050
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2053	219,329	218,778
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2055	47,407	46,710
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2048	2,332	2,342
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	76,056	75,357
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	19,783	20,443
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2049	18,231	18,701
Fannie Mae Mortgage pass-thru certificates 5.5% 1/1/2056	402,774	404,887
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	388,261	391,062
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	300,544	306,254
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	183,335	184,979
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2054	109,353	110,405
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2055	202,753	204,133
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	721,890	729,512
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2056	417,983	424,486
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2053	460,118	466,702
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	137,501	138,953
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	208,083	209,435
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2054	167,938	169,221
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2055	175,163	176,191
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	202,654	205,364
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2056	140,719	143,744
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	188,227	189,638
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2055	33,641	33,839
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	231,082	232,782
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	141,116	143,620
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	154,669	157,075
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	131,560	132,332
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	124,256	125,491
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	101,069	101,883
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	281,649	285,415
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2053	273,436	276,152
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	29,112	29,292
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2053	39,396	41,244
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	25,701	26,305
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	236,549	242,527
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	136,305	140,570
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2054	129,731	132,888
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	102,557	106,311
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	31,508	32,252
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2056	325,344	335,549
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	122,670	125,348
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	225,013	233,178
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,225,365	1,253,078
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	121,036	123,625
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2039	100,784	103,829
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	65,533	68,101
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	59,507	61,931
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	189,484	195,708
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	87,755	91,358
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	281,787	290,075
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2055	205,814	213,620
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	121,376	126,270
Fannie Mae Mortgage pass-thru certificates 6.5% 11/1/2053	237,766	247,235
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	28,317	29,464
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2044	83,425	86,844
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	91,290	95,299
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	89,624	93,560
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2053	13,271	13,947
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	114,890	121,856
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	89,560	94,451
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	11,948	12,415
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	50,378	52,437
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	364,298	387,049
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	16,105	17,120
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	15,718	16,789
Federal Home Loan Bank 5% 1/1/2056	788,595	783,903
Freddie Mac Gold Pool 1.5% 10/1/2041	90,033	75,506
Freddie Mac Gold Pool 1.5% 10/1/2051	399,647	305,877
Freddie Mac Gold Pool 1.5% 10/1/2051	118,739	90,879
Freddie Mac Gold Pool 1.5% 11/1/2040	88,946	75,352
Freddie Mac Gold Pool 1.5% 11/1/2051	346,136	264,814
Freddie Mac Gold Pool 1.5% 12/1/2036	112,038	101,291
Freddie Mac Gold Pool 1.5% 2/1/2042	69,940	58,974
Freddie Mac Gold Pool 1.5% 2/1/2051	84,111	64,454
Freddie Mac Gold Pool 1.5% 3/1/2037	63,989	57,450
Freddie Mac Gold Pool 1.5% 3/1/2052	42,277	32,344
Freddie Mac Gold Pool 1.5% 6/1/2051	82,951	64,110
Freddie Mac Gold Pool 1.5% 7/1/2036	510,368	458,697
Freddie Mac Gold Pool 1.5% 7/1/2041	232,414	195,486
Freddie Mac Gold Pool 1.5% 7/1/2051	594,888	455,309
Freddie Mac Gold Pool 1.5% 7/1/2051	77,365	59,213
Freddie Mac Gold Pool 2% 1/1/2037	147,695	135,769
Freddie Mac Gold Pool 2% 1/1/2051	497,545	402,269
Freddie Mac Gold Pool 2% 1/1/2051	256,787	207,614
Freddie Mac Gold Pool 2% 1/1/2051	154,164	125,029
Freddie Mac Gold Pool 2% 1/1/2051	113,707	92,502
Freddie Mac Gold Pool 2% 1/1/2051	107,505	86,919
Freddie Mac Gold Pool 2% 1/1/2051	79,216	64,443
Freddie Mac Gold Pool 2% 1/1/2052	923,686	743,921
Freddie Mac Gold Pool 2% 1/1/2052	183,156	149,743
Freddie Mac Gold Pool 2% 1/1/2052	25,911	21,184
Freddie Mac Gold Pool 2% 10/1/2036	112,908	103,826
Freddie Mac Gold Pool 2% 10/1/2051	149,199	120,489
Freddie Mac Gold Pool 2% 11/1/2050	547,178	442,740
Freddie Mac Gold Pool 2% 11/1/2050	26,153	21,398
Freddie Mac Gold Pool 2% 11/1/2051	340,481	274,536
Freddie Mac Gold Pool 2% 11/1/2051	229,616	185,575
Freddie Mac Gold Pool 2% 12/1/2036	228,387	210,016
Freddie Mac Gold Pool 2% 12/1/2036	52,109	48,015
Freddie Mac Gold Pool 2% 12/1/2051	298,390	242,929
Freddie Mac Gold Pool 2% 12/1/2051	101,176	82,592
Freddie Mac Gold Pool 2% 2/1/2036	183,333	169,044
Freddie Mac Gold Pool 2% 3/1/2037	334,885	307,660
Freddie Mac Gold Pool 2% 3/1/2052	224,569	182,829
Freddie Mac Gold Pool 2% 3/1/2052	68,852	55,904
Freddie Mac Gold Pool 2% 3/1/2052	59,694	48,077
Freddie Mac Gold Pool 2% 3/1/2052	49,995	40,047
Freddie Mac Gold Pool 2% 4/1/2036	148,987	137,143
Freddie Mac Gold Pool 2% 4/1/2037	184,122	169,542
Freddie Mac Gold Pool 2% 4/1/2042	555,937	484,567
Freddie Mac Gold Pool 2% 4/1/2052	158,750	128,896
Freddie Mac Gold Pool 2% 4/1/2052	85,031	69,174
Freddie Mac Gold Pool 2% 5/1/2051	1,744,140	1,409,062
Freddie Mac Gold Pool 2% 5/1/2051	16,736	13,699
Freddie Mac Gold Pool 2% 5/1/2052	816,292	657,427
Freddie Mac Gold Pool 2% 5/1/2052	230,812	188,200
Freddie Mac Gold Pool 2% 6/1/2051	174,876	142,481
Freddie Mac Gold Pool 2% 6/1/2052	273,913	220,605
Freddie Mac Gold Pool 2% 7/1/2050	442,167	358,186
Freddie Mac Gold Pool 2% 7/1/2051	401,422	324,176
Freddie Mac Gold Pool 2% 7/1/2051	198,128	160,683
Freddie Mac Gold Pool 2% 7/1/2051	97,594	80,248
Freddie Mac Gold Pool 2% 7/1/2051	61,746	49,864
Freddie Mac Gold Pool 2% 8/1/2037	378,208	347,491
Freddie Mac Gold Pool 2% 8/1/2050	260,699	211,184
Freddie Mac Gold Pool 2% 8/1/2050	157,513	128,384
Freddie Mac Gold Pool 2% 8/1/2051	293,377	236,923
Freddie Mac Gold Pool 2% 8/1/2051	19,422	15,734
Freddie Mac Gold Pool 2% 9/1/2041	684,566	593,298
Freddie Mac Gold Pool 2% 9/1/2050	251,140	203,441
Freddie Mac Gold Pool 2% 9/1/2050	105,032	85,083
Freddie Mac Gold Pool 2.5% 1/1/2052	153,220	129,312
Freddie Mac Gold Pool 2.5% 1/1/2052	48,962	41,842
Freddie Mac Gold Pool 2.5% 10/1/2050	287,165	243,254
Freddie Mac Gold Pool 2.5% 10/1/2050	270,655	231,975
Freddie Mac Gold Pool 2.5% 10/1/2051	679,040	573,509
Freddie Mac Gold Pool 2.5% 10/1/2051	254,354	213,314
Freddie Mac Gold Pool 2.5% 10/1/2051	22,478	18,851
Freddie Mac Gold Pool 2.5% 11/1/2046	12,352	10,617
Freddie Mac Gold Pool 2.5% 11/1/2050	136,215	116,578
Freddie Mac Gold Pool 2.5% 11/1/2051	271,708	229,481
Freddie Mac Gold Pool 2.5% 11/1/2051	91,816	78,665
Freddie Mac Gold Pool 2.5% 12/1/2049	27,033	22,984
Freddie Mac Gold Pool 2.5% 12/1/2051	247,157	209,981
Freddie Mac Gold Pool 2.5% 12/1/2051	94,868	79,591
Freddie Mac Gold Pool 2.5% 12/1/2051	49,550	42,406
Freddie Mac Gold Pool 2.5% 2/1/2052	742,683	626,797
Freddie Mac Gold Pool 2.5% 2/1/2052	148,145	124,288
Freddie Mac Gold Pool 2.5% 3/1/2033	14,676	14,030
Freddie Mac Gold Pool 2.5% 3/1/2052	461,821	389,760
Freddie Mac Gold Pool 2.5% 4/1/2042	132,669	118,031
Freddie Mac Gold Pool 2.5% 4/1/2052	416,791	352,016
Freddie Mac Gold Pool 2.5% 4/1/2052	145,842	125,045
Freddie Mac Gold Pool 2.5% 4/1/2052	101,077	86,411
Freddie Mac Gold Pool 2.5% 5/1/2051	603,157	509,796
Freddie Mac Gold Pool 2.5% 5/1/2051	95,917	82,179
Freddie Mac Gold Pool 2.5% 5/1/2052	934,310	796,698
Freddie Mac Gold Pool 2.5% 6/1/2050	75,338	63,935
Freddie Mac Gold Pool 2.5% 7/1/2050	147,194	124,916
Freddie Mac Gold Pool 2.5% 7/1/2051	637,340	538,290
Freddie Mac Gold Pool 2.5% 7/1/2051	381,156	322,158
Freddie Mac Gold Pool 2.5% 8/1/2035	64,020	60,491
Freddie Mac Gold Pool 2.5% 8/1/2051	609,557	514,824
Freddie Mac Gold Pool 2.5% 8/1/2051	126,854	106,386
Freddie Mac Gold Pool 2.5% 9/1/2035	59,796	56,500
Freddie Mac Gold Pool 2.5% 9/1/2050	459,373	389,417
Freddie Mac Gold Pool 2.5% 9/1/2051	189,559	160,100
Freddie Mac Gold Pool 3% 1/1/2033	38,210	36,957
Freddie Mac Gold Pool 3% 10/1/2043	70,084	64,054
Freddie Mac Gold Pool 3% 11/1/2026	1,640	1,633
Freddie Mac Gold Pool 3% 11/1/2049	104,894	92,721
Freddie Mac Gold Pool 3% 12/1/2034	24,386	23,405
Freddie Mac Gold Pool 3% 12/1/2051	47,899	41,891
Freddie Mac Gold Pool 3% 3/1/2045	14,477	13,077
Freddie Mac Gold Pool 3% 3/1/2052	713,758	634,495
Freddie Mac Gold Pool 3% 4/1/2045	18,833	17,000
Freddie Mac Gold Pool 3% 4/1/2049	85,789	76,369
Freddie Mac Gold Pool 3% 4/1/2050	38,352	34,045
Freddie Mac Gold Pool 3% 4/1/2051	402,714	355,098
Freddie Mac Gold Pool 3% 4/1/2052	264,222	231,784
Freddie Mac Gold Pool 3% 5/1/2029	8,084	7,985
Freddie Mac Gold Pool 3% 7/1/2038	220,003	209,437
Freddie Mac Gold Pool 3% 7/1/2045	5,108	4,605
Freddie Mac Gold Pool 3% 8/1/2049	123,104	109,241
Freddie Mac Gold Pool 3% 8/1/2052	925,170	822,720
Freddie Mac Gold Pool 3% 9/1/2034	1,170	1,123
Freddie Mac Gold Pool 3.5% 1/1/2050	189,764	174,128
Freddie Mac Gold Pool 3.5% 11/1/2051	180,768	166,720
Freddie Mac Gold Pool 3.5% 12/1/2033	15,091	14,653
Freddie Mac Gold Pool 3.5% 2/1/2034	8,643	8,392
Freddie Mac Gold Pool 3.5% 2/1/2043	18,779	17,621
Freddie Mac Gold Pool 3.5% 2/1/2047	145,912	134,618
Freddie Mac Gold Pool 3.5% 2/1/2048	75,187	69,360
Freddie Mac Gold Pool 3.5% 2/1/2048	6,094	5,623
Freddie Mac Gold Pool 3.5% 3/1/2048	53,269	49,340
Freddie Mac Gold Pool 3.5% 3/1/2050	216,315	200,925
Freddie Mac Gold Pool 3.5% 3/1/2051	168,770	154,442
Freddie Mac Gold Pool 3.5% 4/1/2050	108,413	99,954
Freddie Mac Gold Pool 3.5% 6/1/2034	15,207	14,737
Freddie Mac Gold Pool 3.5% 6/1/2052	199,999	182,020
Freddie Mac Gold Pool 3.5% 7/1/2046	114,464	106,682
Freddie Mac Gold Pool 3.5% 7/1/2049	72,373	66,523
Freddie Mac Gold Pool 3.5% 8/1/2046	65,512	60,537
Freddie Mac Gold Pool 3.5% 8/1/2052	394,815	359,816
Freddie Mac Gold Pool 3.5% 8/1/2052	73,894	67,828
Freddie Mac Gold Pool 3.5% 9/1/2033	14,711	14,312
Freddie Mac Gold Pool 3.5% 9/1/2042	26,406	24,773
Freddie Mac Gold Pool 3.5% 9/1/2052	200,000	182,020
Freddie Mac Gold Pool 3.5% 9/1/2052	119,979	109,305
Freddie Mac Gold Pool 4% 1/1/2041	22,333	21,619
Freddie Mac Gold Pool 4% 1/1/2041	10,981	10,630
Freddie Mac Gold Pool 4% 1/1/2044	14,299	13,711
Freddie Mac Gold Pool 4% 1/1/2047	71,477	68,479
Freddie Mac Gold Pool 4% 10/1/2034	11,058	10,945
Freddie Mac Gold Pool 4% 10/1/2042	5,064	4,880
Freddie Mac Gold Pool 4% 10/1/2048	134,213	127,505
Freddie Mac Gold Pool 4% 10/1/2050	120,198	113,665
Freddie Mac Gold Pool 4% 10/1/2051	93,279	87,947
Freddie Mac Gold Pool 4% 10/1/2052	83,252	78,447
Freddie Mac Gold Pool 4% 11/1/2036	23,335	22,779
Freddie Mac Gold Pool 4% 11/1/2037	56,114	54,857
Freddie Mac Gold Pool 4% 11/1/2048	4,110	3,909
Freddie Mac Gold Pool 4% 12/1/2040	11,904	11,524
Freddie Mac Gold Pool 4% 12/1/2049	74,689	70,746
Freddie Mac Gold Pool 4% 2/1/2034	16,304	16,137
Freddie Mac Gold Pool 4% 2/1/2041	14,757	14,292
Freddie Mac Gold Pool 4% 2/1/2041	3,847	3,720
Freddie Mac Gold Pool 4% 2/1/2043	20,864	20,036
Freddie Mac Gold Pool 4% 4/1/2042	9,115	8,819
Freddie Mac Gold Pool 4% 4/1/2049	135,036	128,330
Freddie Mac Gold Pool 4% 4/1/2053	88,038	82,985
Freddie Mac Gold Pool 4% 4/1/2056	249,975	234,221
Freddie Mac Gold Pool 4% 5/1/2045	3,889	3,750
Freddie Mac Gold Pool 4% 5/1/2048	7,331	6,982
Freddie Mac Gold Pool 4% 5/1/2056	649,935	608,975
Freddie Mac Gold Pool 4% 6/1/2047	371,150	351,619
Freddie Mac Gold Pool 4% 7/1/2042	3,957	3,829
Freddie Mac Gold Pool 4% 7/1/2045	18,781	18,156
Freddie Mac Gold Pool 4% 7/1/2049	40,127	38,046
Freddie Mac Gold Pool 4% 7/1/2052	615,195	579,308
Freddie Mac Gold Pool 4% 7/1/2052	31,164	29,346
Freddie Mac Gold Pool 4% 8/1/2038	82,355	80,355
Freddie Mac Gold Pool 4% 8/1/2049	61,649	58,453
Freddie Mac Gold Pool 4% 8/1/2052	193,181	182,757
Freddie Mac Gold Pool 4% 9/1/2040	3,611	3,496
Freddie Mac Gold Pool 4% 9/1/2045	31,906	30,528
Freddie Mac Gold Pool 4% 9/1/2048	137,332	130,629
Freddie Mac Gold Pool 4% 9/1/2048	64,585	61,357
Freddie Mac Gold Pool 4% 9/1/2048	40,142	38,136
Freddie Mac Gold Pool 4.5% 1/1/2049	7,615	7,403
Freddie Mac Gold Pool 4.5% 1/1/2050	46,062	44,762
Freddie Mac Gold Pool 4.5% 1/1/2053	281,244	272,864
Freddie Mac Gold Pool 4.5% 10/1/2048	20,544	19,983
Freddie Mac Gold Pool 4.5% 10/1/2052	352,328	340,840
Freddie Mac Gold Pool 4.5% 11/1/2040	276,559	273,186
Freddie Mac Gold Pool 4.5% 11/1/2049	37,613	36,551
Freddie Mac Gold Pool 4.5% 12/1/2048	15,027	14,608
Freddie Mac Gold Pool 4.5% 2/1/2053	75,546	73,106
Freddie Mac Gold Pool 4.5% 3/1/2049	42,505	41,228
Freddie Mac Gold Pool 4.5% 4/1/2050	55,002	53,432
Freddie Mac Gold Pool 4.5% 4/1/2053	76,554	74,010
Freddie Mac Gold Pool 4.5% 5/1/2049	9,865	9,590
Freddie Mac Gold Pool 4.5% 7/1/2041	24,422	24,102
Freddie Mac Gold Pool 4.5% 7/1/2048	31,341	30,505
Freddie Mac Gold Pool 4.5% 8/1/2048	77,636	75,566
Freddie Mac Gold Pool 4.5% 8/1/2048	50,237	48,897
Freddie Mac Gold Pool 4.5% 8/1/2052	376,009	363,749
Freddie Mac Gold Pool 4.5% 8/1/2053	156,228	150,987
Freddie Mac Gold Pool 4.5% 9/1/2048	8,077	7,872
Freddie Mac Gold Pool 4.5% 9/1/2052	85,714	82,919
Freddie Mac Gold Pool 4.5% 9/1/2054	117,104	112,737
Freddie Mac Gold Pool 5% 10/1/2053	32,597	32,277
Freddie Mac Gold Pool 5% 11/1/2052	84,634	84,024
Freddie Mac Gold Pool 5% 11/1/2054	604,765	597,198
Freddie Mac Gold Pool 5% 11/1/2054	159,684	157,439
Freddie Mac Gold Pool 5% 12/1/2048	21,055	21,127
Freddie Mac Gold Pool 5% 12/1/2052	154,937	154,160
Freddie Mac Gold Pool 5% 12/1/2053	220,038	219,967
Freddie Mac Gold Pool 5% 12/1/2053	85,539	84,603
Freddie Mac Gold Pool 5% 12/1/2054	271,626	268,312
Freddie Mac Gold Pool 5% 2/1/2049	4,623	4,644
Freddie Mac Gold Pool 5% 3/1/2056	592,857	583,772
Freddie Mac Gold Pool 5% 4/1/2039	54,690	55,180
Freddie Mac Gold Pool 5% 4/1/2040	218,599	220,379
Freddie Mac Gold Pool 5% 4/1/2053	314,876	312,215
Freddie Mac Gold Pool 5% 4/1/2053	152,926	152,255
Freddie Mac Gold Pool 5% 4/1/2053	80,804	79,872
Freddie Mac Gold Pool 5% 4/1/2055	23,468	23,131
Freddie Mac Gold Pool 5% 4/1/2056	446,019	439,185
Freddie Mac Gold Pool 5% 4/1/2056	49,999	49,233
Freddie Mac Gold Pool 5% 5/1/2050	13,326	13,330
Freddie Mac Gold Pool 5% 5/1/2056	574,970	566,159
Freddie Mac Gold Pool 5% 6/1/2053	160,243	158,283
Freddie Mac Gold Pool 5% 6/1/2053	78,378	77,692
Freddie Mac Gold Pool 5% 6/1/2055	247,743	244,226
Freddie Mac Gold Pool 5% 7/1/2054	88,520	87,440
Freddie Mac Gold Pool 5% 8/1/2040	97,894	98,526
Freddie Mac Gold Pool 5% 8/1/2052	136,238	134,840
Freddie Mac Gold Pool 5% 8/1/2052	122,229	121,816
Freddie Mac Gold Pool 5% 8/1/2055	88,072	87,300
Freddie Mac Gold Pool 5% 9/1/2040	74,699	75,227
Freddie Mac Gold Pool 5% 9/1/2052	219,259	217,749
Freddie Mac Gold Pool 5% 9/1/2054	197,237	194,769
Freddie Mac Gold Pool 5.5% 1/1/2040	150,272	153,362
Freddie Mac Gold Pool 5.5% 1/1/2053	54,104	54,574
Freddie Mac Gold Pool 5.5% 10/1/2054	180,458	183,548
Freddie Mac Gold Pool 5.5% 10/1/2055	267,799	272,578
Freddie Mac Gold Pool 5.5% 11/1/2053	367,058	370,590
Freddie Mac Gold Pool 5.5% 11/1/2054	223,440	224,961
Freddie Mac Gold Pool 5.5% 11/1/2054	133,115	135,893
Freddie Mac Gold Pool 5.5% 12/1/2052	162,043	164,007
Freddie Mac Gold Pool 5.5% 12/1/2054	166,368	167,501
Freddie Mac Gold Pool 5.5% 12/1/2054	24,671	24,839
Freddie Mac Gold Pool 5.5% 2/1/2055	349,825	352,398
Freddie Mac Gold Pool 5.5% 3/1/2053	274,554	277,453
Freddie Mac Gold Pool 5.5% 4/1/2053	148,563	150,131
Freddie Mac Gold Pool 5.5% 4/1/2054	263,404	269,066
Freddie Mac Gold Pool 5.5% 4/1/2054	141,150	142,332
Freddie Mac Gold Pool 5.5% 4/1/2055	176,870	177,909
Freddie Mac Gold Pool 5.5% 5/1/2055	247,401	248,853
Freddie Mac Gold Pool 5.5% 5/1/2056	545,323	556,364
Freddie Mac Gold Pool 5.5% 6/1/2049	32,772	33,866
Freddie Mac Gold Pool 5.5% 7/1/2053	100,480	101,478
Freddie Mac Gold Pool 5.5% 7/1/2054	531,741	538,851
Freddie Mac Gold Pool 5.5% 8/1/2053	81,367	82,118
Freddie Mac Gold Pool 5.5% 8/1/2053	73,494	74,224
Freddie Mac Gold Pool 5.5% 9/1/2040	98,206	100,041
Freddie Mac Gold Pool 5.5% 9/1/2053	139,630	142,331
Freddie Mac Gold Pool 6% 1/1/2053	181,376	185,744
Freddie Mac Gold Pool 6% 1/1/2053	138,843	142,785
Freddie Mac Gold Pool 6% 10/1/2055	39,391	40,363
Freddie Mac Gold Pool 6% 12/1/2052	390,569	401,660
Freddie Mac Gold Pool 6% 12/1/2053	158,465	164,265
Freddie Mac Gold Pool 6% 12/1/2053	109,789	112,384
Freddie Mac Gold Pool 6% 2/1/2055	125,560	130,911
Freddie Mac Gold Pool 6% 2/1/2055	59,052	61,421
Freddie Mac Gold Pool 6% 3/1/2055	272,474	278,977
Freddie Mac Gold Pool 6% 4/1/2054	287,713	298,895
Freddie Mac Gold Pool 6% 4/1/2054	22,325	23,038
Freddie Mac Gold Pool 6% 5/1/2054	389,880	405,764
Freddie Mac Gold Pool 6% 5/1/2054	298,051	304,792
Freddie Mac Gold Pool 6% 5/1/2055	40,179	41,176
Freddie Mac Gold Pool 6% 6/1/2053	119,503	122,560
Freddie Mac Gold Pool 6% 6/1/2054	398,912	409,524
Freddie Mac Gold Pool 6% 6/1/2054	62,116	63,501
Freddie Mac Gold Pool 6% 7/1/2054	91,900	93,950
Freddie Mac Gold Pool 6% 8/1/2054	348,572	356,347
Freddie Mac Gold Pool 6% 8/1/2055	141,848	147,228
Freddie Mac Gold Pool 6% 9/1/2054	105,019	109,298
Freddie Mac Gold Pool 6% 9/1/2054	103,441	105,749
Freddie Mac Gold Pool 6.5% 12/1/2053	159,534	165,992
Freddie Mac Gold Pool 6.5% 12/1/2053	73,207	76,999
Freddie Mac Gold Pool 6.5% 12/1/2054	98,620	104,569
Freddie Mac Gold Pool 6.5% 2/1/2054	301,997	314,155
Freddie Mac Gold Pool 6.5% 2/1/2054	139,833	146,935
Freddie Mac Gold Pool 6.5% 5/1/2055	92,572	96,188
Freddie Mac Gold Pool 6.5% 6/1/2054	156,399	164,990
Freddie Mac Gold Pool 6.5% 6/1/2054	82,867	87,626
Freddie Mac Gold Pool 6.5% 7/1/2055	144,282	152,478
Freddie Mac Gold Pool 6.5% 7/1/2055	31,024	32,689
Freddie Mac Gold Pool 6.5% 8/1/2053	48,703	50,754
Freddie Mac Gold Pool 6.5% 8/1/2054	192,050	199,554
Freddie Mac Gold Pool 6.5% 9/1/2053	295,186	307,619
Freddie Mac Gold Pool 6.5% 9/1/2054	99,020	104,676
Freddie Mac Gold Pool 7% 1/1/2054	199,908	213,442
Freddie Mac Gold Pool 7% 1/1/2054	21,558	23,003
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	538,929	557,644
Freddie Mac Non Gold Pool 5% 7/1/2055	24,576	24,213
Freddie Mac Non Gold Pool 5.5% 4/1/2054	96,868	97,679
Freddie Mac Non Gold Pool 5.5% 8/1/2054	18,656	18,807
Freddie Mac Non Gold Pool 6% 2/1/2055	145,739	148,887
Freddie Mac Non Gold Pool 6.5% 5/1/2053	152,010	159,508
Freddie Mac Non Gold Pool 6.5% 8/1/2053	332,476	346,583
Ginnie Mae I Pool 2.5% 7/20/2052	79,836	68,439
Ginnie Mae I Pool 3% 10/20/2042	43,701	39,944
Ginnie Mae I Pool 3% 7/20/2052	214,924	191,426
Ginnie Mae I Pool 3% 9/20/2052	75,192	67,083
Ginnie Mae I Pool 3.5% 10/20/2052	232,631	211,598
Ginnie Mae I Pool 3.5% 11/20/2052	156,915	142,777
Ginnie Mae I Pool 3.5% 12/20/2052	164,293	149,490
Ginnie Mae I Pool 3.5% 4/20/2056	1,099,999	991,350
Ginnie Mae I Pool 3.5% 7/20/2052	293,780	267,402
Ginnie Mae I Pool 4% 1/20/2053	154,363	145,393
Ginnie Mae I Pool 4% 10/20/2052	305,774	288,006
Ginnie Mae I Pool 4% 12/20/2052	40,707	38,342
Ginnie Mae I Pool 4% 3/20/2047	42,558	40,523
Ginnie Mae I Pool 4% 6/20/2053	81,918	76,940
Ginnie Mae I Pool 4% 7/20/2052	146,378	137,873
Ginnie Mae I Pool 4% 8/20/2052	147,742	139,157
Ginnie Mae I Pool 4.5% 10/20/2052	297,858	289,337
Ginnie Mae I Pool 4.5% 10/20/2054	113,488	109,452
Ginnie Mae I Pool 4.5% 2/20/2053	76,406	74,172
Ginnie Mae I Pool 4.5% 4/20/2053	81,761	79,243
Ginnie Mae I Pool 4.5% 4/20/2056	475,120	457,407
Ginnie Mae I Pool 4.5% 7/20/2052	143,751	139,549
Ginnie Mae I Pool 4.5% 8/20/2052	71,886	69,784
Ginnie Mae I Pool 5% 10/20/2052	215,684	214,794
Ginnie Mae I Pool 5% 10/20/2054	348,901	345,390
Ginnie Mae I Pool 5% 12/20/2052	71,993	71,583
Ginnie Mae I Pool 5% 4/20/2053	222,582	221,246
Ginnie Mae I Pool 5% 9/20/2052	210,481	209,612
Ginnie Mae I Pool 5.5% 1/20/2053	58,451	59,447
Ginnie Mae I Pool 5.5% 10/20/2054	110,043	111,161
Ginnie Mae I Pool 5.5% 12/20/2052	179,665	182,796
Ginnie Mae I Pool 5.5% 2/20/2053	60,161	61,148
Ginnie Mae I Pool 5.5% 4/20/2053	32,460	32,982
Ginnie Mae I Pool 5.5% 5/20/2053	135,495	137,633
Ginnie Mae I Pool 5.5% 6/20/2053	167,552	170,210
Ginnie Mae I Pool 6% 12/20/2052	178,171	183,255
Ginnie Mae I Pool 6% 4/20/2053	48,261	49,619
Ginnie Mae I Pool 6.5% 12/20/2052	30,102	31,576
Ginnie Mae II Pool 1.5% 5/20/2051	33,777	26,477
Ginnie Mae II Pool 2% 1/20/2051	729,751	599,565
Ginnie Mae II Pool 2% 1/20/2052	462,773	380,071
Ginnie Mae II Pool 2% 11/20/2051	483,713	397,268
Ginnie Mae II Pool 2% 12/20/2050	1,388,297	1,141,062
Ginnie Mae II Pool 2% 12/20/2051	70,036	57,520
Ginnie Mae II Pool 2% 2/20/2051	575,701	472,998
Ginnie Mae II Pool 2% 2/20/2052	86,577	71,105
Ginnie Mae II Pool 2% 3/20/2051	808,381	664,168
Ginnie Mae II Pool 2% 3/20/2052	240,308	197,362
Ginnie Mae II Pool 2% 4/20/2051	452,615	371,870
Ginnie Mae II Pool 2% 4/20/2052	315,545	259,154
Ginnie Mae II Pool 2% 6/1/2056 (b)	175,000	143,618
Ginnie Mae II Pool 2% 6/20/2051	293,152	240,763
Ginnie Mae II Pool 2% 7/20/2051	96,685	79,406
Ginnie Mae II Pool 2% 9/20/2050	91,014	74,806
Ginnie Mae II Pool 2.5% 1/20/2051	100,819	86,513
Ginnie Mae II Pool 2.5% 1/20/2052	46,342	39,694
Ginnie Mae II Pool 2.5% 10/20/2050	343,835	295,368
Ginnie Mae II Pool 2.5% 10/20/2051	361,036	309,241
Ginnie Mae II Pool 2.5% 11/20/2050	154,008	132,299
Ginnie Mae II Pool 2.5% 11/20/2051	492,065	421,473
Ginnie Mae II Pool 2.5% 12/20/2049	74,641	64,213
Ginnie Mae II Pool 2.5% 12/20/2050	137,861	118,255
Ginnie Mae II Pool 2.5% 12/20/2051	126,845	108,648
Ginnie Mae II Pool 2.5% 2/20/2051	144,718	124,182
Ginnie Mae II Pool 2.5% 2/20/2052	430,776	368,976
Ginnie Mae II Pool 2.5% 3/20/2050	45,548	39,185
Ginnie Mae II Pool 2.5% 3/20/2051	53,754	46,093
Ginnie Mae II Pool 2.5% 5/20/2050	114,745	98,714
Ginnie Mae II Pool 2.5% 5/20/2051	414,431	355,105
Ginnie Mae II Pool 2.5% 5/20/2052	713,769	611,371
Ginnie Mae II Pool 2.5% 6/1/2056 (b)	250,000	213,966
Ginnie Mae II Pool 2.5% 6/20/2051	132,640	113,653
Ginnie Mae II Pool 2.5% 7/20/2051	1,102,292	944,500
Ginnie Mae II Pool 2.5% 8/20/2050	153,199	131,293
Ginnie Mae II Pool 2.5% 8/20/2051	419,035	359,051
Ginnie Mae II Pool 2.5% 9/20/2050	351,284	301,767
Ginnie Mae II Pool 2.5% 9/20/2051	132,002	113,106
Ginnie Mae II Pool 3% 1/20/2043	2,727	2,490
Ginnie Mae II Pool 3% 1/20/2050	213,422	190,440
Ginnie Mae II Pool 3% 10/20/2050	216,887	193,464
Ginnie Mae II Pool 3% 11/20/2047	14,962	13,495
Ginnie Mae II Pool 3% 11/20/2049	56,597	50,520
Ginnie Mae II Pool 3% 11/20/2051	39,235	34,936
Ginnie Mae II Pool 3% 11/20/2053	69,738	62,446
Ginnie Mae II Pool 3% 11/20/2054	91,811	81,846
Ginnie Mae II Pool 3% 12/20/2047	89,153	80,416
Ginnie Mae II Pool 3% 12/20/2049	70,931	63,426
Ginnie Mae II Pool 3% 12/20/2051	44,704	39,806
Ginnie Mae II Pool 3% 12/20/2054	85,290	76,032
Ginnie Mae II Pool 3% 2/20/2046	60,037	54,117
Ginnie Mae II Pool 3% 2/20/2050	70,224	62,662
Ginnie Mae II Pool 3% 2/20/2051	166,681	148,680
Ginnie Mae II Pool 3% 3/20/2043	2,792	2,548
Ginnie Mae II Pool 3% 3/20/2048	28,496	25,650
Ginnie Mae II Pool 3% 3/20/2052	244,060	217,320
Ginnie Mae II Pool 3% 4/20/2048	34,329	30,964
Ginnie Mae II Pool 3% 4/20/2050	145,679	129,991
Ginnie Mae II Pool 3% 4/20/2051	28,796	25,677
Ginnie Mae II Pool 3% 4/20/2052	521,736	464,369
Ginnie Mae II Pool 3% 5/20/2052	515,669	459,171
Ginnie Mae II Pool 3% 6/1/2056 (b)	75,000	66,689
Ginnie Mae II Pool 3% 6/20/2050	79,200	70,671
Ginnie Mae II Pool 3% 6/20/2052	340,825	303,403
Ginnie Mae II Pool 3% 7/20/2042	3,667	3,354
Ginnie Mae II Pool 3% 7/20/2046	27,232	24,597
Ginnie Mae II Pool 3% 7/20/2049	49,059	43,960
Ginnie Mae II Pool 3% 7/20/2050	46,148	41,178
Ginnie Mae II Pool 3% 8/20/2043	3,023	2,753
Ginnie Mae II Pool 3% 8/20/2046	136,651	123,430
Ginnie Mae II Pool 3% 8/20/2050	48,988	43,697
Ginnie Mae II Pool 3% 8/20/2051	267,426	238,210
Ginnie Mae II Pool 3.5% 1/20/2048	46,880	43,355
Ginnie Mae II Pool 3.5% 1/20/2050	191,559	175,661
Ginnie Mae II Pool 3.5% 10/20/2047	3,059	2,828
Ginnie Mae II Pool 3.5% 10/20/2048	11,184	10,305
Ginnie Mae II Pool 3.5% 11/20/2050	8,008	7,344
Ginnie Mae II Pool 3.5% 12/20/2049	29,492	27,044
Ginnie Mae II Pool 3.5% 2/20/2046	92,702	86,056
Ginnie Mae II Pool 3.5% 2/20/2047	7,502	6,954
Ginnie Mae II Pool 3.5% 2/20/2048	14,173	13,090
Ginnie Mae II Pool 3.5% 2/20/2049	90,778	83,840
Ginnie Mae II Pool 3.5% 2/20/2051	181,447	166,388
Ginnie Mae II Pool 3.5% 3/20/2048	51,731	47,777
Ginnie Mae II Pool 3.5% 3/20/2049	61,438	56,531
Ginnie Mae II Pool 3.5% 3/20/2050	211,328	193,790
Ginnie Mae II Pool 3.5% 3/20/2051	190,450	174,645
Ginnie Mae II Pool 3.5% 4/20/2046	70,559	65,473
Ginnie Mae II Pool 3.5% 4/20/2049	10,191	9,377
Ginnie Mae II Pool 3.5% 5/20/2046	33,890	31,440
Ginnie Mae II Pool 3.5% 5/20/2051	26,894	24,561
Ginnie Mae II Pool 3.5% 5/20/2052	143,681	130,859
Ginnie Mae II Pool 3.5% 5/20/2054	79,963	72,771
Ginnie Mae II Pool 3.5% 6/1/2056 (b)	1,100,000	991,031
Ginnie Mae II Pool 3.5% 6/20/2048	31,860	29,425
Ginnie Mae II Pool 3.5% 6/20/2049	2,582	2,372
Ginnie Mae II Pool 3.5% 7/20/2049	17,673	16,245
Ginnie Mae II Pool 3.5% 8/20/2048	9,930	9,171
Ginnie Mae II Pool 3.5% 8/20/2049	6,280	5,773
Ginnie Mae II Pool 3.5% 9/20/2049	12,256	11,258
Ginnie Mae II Pool 4% 1/20/2049	26,222	24,862
Ginnie Mae II Pool 4% 1/20/2056	123,932	115,317
Ginnie Mae II Pool 4% 10/20/2048	19,132	18,140
Ginnie Mae II Pool 4% 10/20/2049	25,490	24,136
Ginnie Mae II Pool 4% 11/20/2049	29,244	27,664
Ginnie Mae II Pool 4% 12/20/2047	12,306	11,687
Ginnie Mae II Pool 4% 12/20/2049	35,880	33,940
Ginnie Mae II Pool 4% 12/20/2050	36,191	34,235
Ginnie Mae II Pool 4% 12/20/2055	49,568	46,123
Ginnie Mae II Pool 4% 2/20/2050	44,985	42,596
Ginnie Mae II Pool 4% 3/20/2050	152,561	144,316
Ginnie Mae II Pool 4% 4/20/2047	16,264	15,486
Ginnie Mae II Pool 4% 4/20/2049	17,017	16,114
Ginnie Mae II Pool 4% 4/20/2050	20,431	19,327
Ginnie Mae II Pool 4% 5/20/2048	34,198	32,446
Ginnie Mae II Pool 4% 5/20/2050	22,821	21,609
Ginnie Mae II Pool 4% 5/20/2054	207,316	193,779
Ginnie Mae II Pool 4% 6/20/2048	9,089	8,624
Ginnie Mae II Pool 4% 6/20/2051	48,963	46,317
Ginnie Mae II Pool 4% 6/20/2055	319,990	297,746
Ginnie Mae II Pool 4% 8/20/2048	37,656	35,704
Ginnie Mae II Pool 4% 8/20/2055	147,327	137,085
Ginnie Mae II Pool 4% 9/20/2055	49,195	45,775
Ginnie Mae II Pool 4.5% 1/20/2049	78,395	76,912
Ginnie Mae II Pool 4.5% 1/20/2055	260,874	251,414
Ginnie Mae II Pool 4.5% 10/20/2053	87,201	84,400
Ginnie Mae II Pool 4.5% 11/20/2048	15,421	15,135
Ginnie Mae II Pool 4.5% 11/20/2054	592,968	571,882
Ginnie Mae II Pool 4.5% 12/20/2049	11,997	11,770
Ginnie Mae II Pool 4.5% 12/20/2050	48,749	47,827
Ginnie Mae II Pool 4.5% 12/20/2053	90,426	87,521
Ginnie Mae II Pool 4.5% 2/20/2049	7,883	7,733
Ginnie Mae II Pool 4.5% 2/20/2050	63,608	62,405
Ginnie Mae II Pool 4.5% 2/20/2055	95,898	92,390
Ginnie Mae II Pool 4.5% 3/20/2055	72,565	69,905
Ginnie Mae II Pool 4.5% 4/20/2049	9,433	9,254
Ginnie Mae II Pool 4.5% 4/20/2050	19,678	19,299
Ginnie Mae II Pool 4.5% 4/20/2051	47,292	46,412
Ginnie Mae II Pool 4.5% 5/20/2049	14,561	14,286
Ginnie Mae II Pool 4.5% 5/20/2054	93,029	89,714
Ginnie Mae II Pool 4.5% 6/1/2056 (b)	225,000	216,491
Ginnie Mae II Pool 4.5% 6/20/2054	164,696	158,827
Ginnie Mae II Pool 4.5% 7/20/2053	82,535	79,942
Ginnie Mae II Pool 4.5% 8/20/2048	38,840	38,117
Ginnie Mae II Pool 4.5% 9/20/2049	14,855	14,579
Ginnie Mae II Pool 5% 1/20/2055	198,975	196,848
Ginnie Mae II Pool 5% 10/20/2048	7,130	7,189
Ginnie Mae II Pool 5% 11/20/2049	23,633	23,866
Ginnie Mae II Pool 5% 11/20/2053	84,121	83,537
Ginnie Mae II Pool 5% 11/20/2054	268,725	266,020
Ginnie Mae II Pool 5% 12/20/2047	11,314	11,468
Ginnie Mae II Pool 5% 12/20/2054	134,548	133,194
Ginnie Mae II Pool 5% 2/20/2055	155,373	153,712
Ginnie Mae II Pool 5% 3/20/2049	7,331	7,387
Ginnie Mae II Pool 5% 3/20/2050	14,914	15,108
Ginnie Mae II Pool 5% 4/20/2055	135,938	134,442
Ginnie Mae II Pool 5% 5/20/2054	85,945	85,241
Ginnie Mae II Pool 5% 6/1/2056 (b)	2,550,000	2,518,782
Ginnie Mae II Pool 5% 6/20/2048	23,905	24,141
Ginnie Mae II Pool 5% 6/20/2054	405,241	401,669
Ginnie Mae II Pool 5% 7/1/2056 (b)	850,000	838,532
Ginnie Mae II Pool 5% 7/20/2048	6,669	6,728
Ginnie Mae II Pool 5% 7/20/2053	157,242	156,299
Ginnie Mae II Pool 5% 8/20/2053	80,059	79,553
Ginnie Mae II Pool 5% 9/20/2053	80,071	79,541
Ginnie Mae II Pool 5.5% 1/20/2055	257,251	259,723
Ginnie Mae II Pool 5.5% 10/20/2053	139,374	141,324
Ginnie Mae II Pool 5.5% 12/20/2048	7,736	7,996
Ginnie Mae II Pool 5.5% 2/20/2054	186,550	188,867
Ginnie Mae II Pool 5.5% 5/20/2055	399,847	403,314
Ginnie Mae II Pool 5.5% 6/1/2056 (b)	1,425,000	1,433,856
Ginnie Mae II Pool 5.5% 6/20/2055	289,088	291,505
Ginnie Mae II Pool 5.5% 7/1/2056 (b)	925,000	929,195
Ginnie Mae II Pool 5.5% 7/20/2054	176,073	178,081
Ginnie Mae II Pool 5.5% 7/20/2055	501,865	505,904
Ginnie Mae II Pool 5.5% 8/20/2054	176,190	178,158
Ginnie Mae II Pool 5.5% 9/20/2053	130,628	132,496
Ginnie Mae II Pool 5.5% 9/20/2055	142,604	143,607
Ginnie Mae II Pool 6% 1/20/2055	338,867	347,054
Ginnie Mae II Pool 6% 12/20/2054	390,757	400,472
Ginnie Mae II Pool 6% 3/20/2055	345,180	353,196
Ginnie Mae II Pool 6% 4/20/2055	435,599	445,510
Ginnie Mae II Pool 6% 6/1/2056 (b)	825,000	840,449
Ginnie Mae II Pool 6% 7/1/2056 (b)	525,000	534,544
Ginnie Mae II Pool 6.5% 1/20/2055	120,718	125,798
Ginnie Mae II Pool 6.5% 5/20/2055	99,492	103,570
Ginnie Mae II Pool 6.5% 6/1/2056 (b)	625,000	650,586
Ginnie Mae II Pool 6.5% 7/20/2053	69,723	72,973
Ginnie Mae II Pool 6.5% 7/20/2054	121,970	127,141
Uniform Mortgage Backed Securities 2% 6/1/2056 (b)	750,000	600,088
Uniform Mortgage Backed Securities 2% 7/1/2056 (b)	300,000	239,953
Uniform Mortgage Backed Securities 2.5% 6/1/2056 (b)	2,800,000	2,344,891
Uniform Mortgage Backed Securities 3% 6/1/2056 (b)	500,000	436,875
Uniform Mortgage Backed Securities 3.5% 6/1/2056 (b)	325,000	295,572
Uniform Mortgage Backed Securities 4% 6/1/2056 (b)	200,000	187,336
Uniform Mortgage Backed Securities 4.5% 6/1/2056 (b)	825,000	792,258
Uniform Mortgage Backed Securities 5% 6/1/2041 (b)	350,000	351,805
Uniform Mortgage Backed Securities 5% 6/1/2056 (b)	1,250,000	1,230,274
Uniform Mortgage Backed Securities 5% 7/1/2041 (b)	150,000	150,579
Uniform Mortgage Backed Securities 5.5% 6/1/2056 (b)	675,000	678,270
Uniform Mortgage Backed Securities 6% 6/1/2056 (b)	1,050,000	1,072,148
Uniform Mortgage Backed Securities 6.5% 6/1/2056 (b)	350,000	363,672
TOTAL UNITED STATES		160,894,019
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $168,650,870)		160,894,019

U.S. Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Fannie Mae 0.75% 10/8/2027	125,000	119,796
Fannie Mae 0.875% 8/5/2030	83,000	72,802
Fannie Mae 6.625% 11/15/2030	429,000	472,122
Freddie Mac Non Gold Pool 6.25% 7/15/2032	130,000	143,906

TOTAL UNITED STATES		808,626
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $860,204)		808,626

U.S. Treasury Obligations - 44.5%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	1.35 to 1.88	775,000	481,802
US Treasury Bonds 1.375% 11/15/2040	1.65 to 1.92	599,000	384,717
US Treasury Bonds 1.375% 8/15/2050	1.93	189,000	91,658
US Treasury Bonds 1.625% 11/15/2050	1.57 to 1.95	1,086,000	561,708
US Treasury Bonds 1.75% 8/15/2041	2.01 to 3.46	1,262,000	840,808
US Treasury Bonds 1.875% 11/15/2051	2.29 to 3.21	439,000	238,809
US Treasury Bonds 1.875% 2/15/2041	2.25	209,000	144,128
US Treasury Bonds 1.875% 2/15/2051	2.30 to 2.31	96,000	52,808
US Treasury Bonds 2% 2/15/2050	1.71	45,000	25,972
US Treasury Bonds 2% 8/15/2051	2.04	579,000	326,389
US Treasury Bonds 2.25% 2/15/2052	2.49	100,000	59,629
US Treasury Bonds 2.25% 5/15/2041	2.63 to 3.29	1,321,000	958,086
US Treasury Bonds 2.25% 8/15/2046	3.03	6,000	3,884
US Treasury Bonds 2.25% 8/15/2049	2.22 to 2.31	34,000	20,963
US Treasury Bonds 2.375% 11/15/2049	2.39	1,000	631
US Treasury Bonds 2.375% 2/15/2042	3.61	1,650,000	1,196,949
US Treasury Bonds 2.375% 5/15/2051	2.05 to 2.97	842,000	521,612
US Treasury Bonds 2.5% 2/15/2046	2.33 to 3.07	89,000	60,927
US Treasury Bonds 2.5% 5/15/2046	2.54 to 2.91	83,000	56,596
US Treasury Bonds 2.75% 11/15/2042	2.83	4,000	3,023
US Treasury Bonds 2.75% 11/15/2047	2.15 to 3.08	23,000	16,097
US Treasury Bonds 2.75% 8/15/2042	3.22	41,000	31,149
US Treasury Bonds 2.875% 5/15/2049	2.62	12,000	8,457
US Treasury Bonds 2.875% 5/15/2052	3.07 to 4.29	2,450,000	1,679,973
US Treasury Bonds 2.875% 8/15/2045	1.81	95,000	69,999
US Treasury Bonds 3% 11/15/2044	3.38	7,000	5,320
US Treasury Bonds 3% 11/15/2045	3.36	8,000	6,001
US Treasury Bonds 3% 2/15/2048	3.02	4,000	2,924
US Treasury Bonds 3% 2/15/2049	3.09	20,000	14,473
US Treasury Bonds 3% 5/15/2042	3.12	13,000	10,293
US Treasury Bonds 3% 5/15/2045	2.32 to 3.03	121,000	91,355
US Treasury Bonds 3% 5/15/2047	2.95	17,000	12,538
US Treasury Bonds 3% 8/15/2048	3.20 to 3.39	28,000	20,361
US Treasury Bonds 3% 8/15/2052	3.29 to 4.15	2,260,000	1,588,445
US Treasury Bonds 3.125% 11/15/2041	2.06	75,000	60,940
US Treasury Bonds 3.125% 2/15/2043	2.40 to 2.87	125,000	99,399
US Treasury Bonds 3.125% 5/15/2048	2.75 to 3.09	57,000	42,518
US Treasury Bonds 3.125% 8/15/2044	3.05 to 3.09	238,000	185,157
US Treasury Bonds 3.25% 5/15/2042	3.28 to 4.49	665,000	545,040
US Treasury Bonds 3.375% 11/15/2048	3.03 to 3.25	32,000	24,860
US Treasury Bonds 3.375% 5/15/2044	2.54 to 3.16	198,000	160,566
US Treasury Bonds 3.625% 2/15/2053	3.96	400,000	317,234
US Treasury Bonds 3.625% 5/15/2053	4.01 to 4.40	100,000	79,234
US Treasury Bonds 3.625% 8/15/2043	3.34 to 3.45	47,000	39,844
US Treasury Bonds 3.75% 11/15/2043	3.16	39,000	33,551
US Treasury Bonds 3.75% 8/15/2041	2.43 to 3.39	48,000	42,474
US Treasury Bonds 3.875% 2/15/2043	3.81 to 4.59	2,320,000	2,046,675
US Treasury Bonds 3.875% 5/15/2043	4.01 to 4.57	650,000	571,829
US Treasury Bonds 3.875% 8/15/2040	2.34	20,000	18,175
US Treasury Bonds 4% 11/15/2042	3.69 to 3.97	1,920,000	1,726,125
US Treasury Bonds 4% 11/15/2052	3.93 to 3.97	195,000	165,567
US Treasury Bonds 4.125% 8/15/2044	4.18 to 4.70	4,010,000	3,608,060
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.03	1,500,000	1,300,723
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.78	5,043,000	4,465,616
US Treasury Bonds 4.25% 8/15/2054	4.11 to 4.52	2,860,000	2,533,223
US Treasury Bonds 4.375% 11/15/2039	2.41	24,000	23,221
US Treasury Bonds 4.375% 5/15/2040	2.77	45,000	43,344
US Treasury Bonds 4.375% 8/15/2043	4.39 to 5.20	2,570,000	2,406,062
US Treasury Bonds 4.5% 11/15/2054	4.37 to 4.80	1,690,000	1,561,005
US Treasury Bonds 4.5% 2/15/2044	4.36 to 4.93	3,390,000	3,213,746
US Treasury Bonds 4.5% 5/15/2038	2.94	45,000	44,935
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.92	930,000	891,928
US Treasury Bonds 4.625% 11/15/2045	4.60 to 4.81	5,475,000	5,232,048
US Treasury Bonds 4.625% 11/15/2055	4.89	460,000	434,269
US Treasury Bonds 4.625% 2/15/2046	4.85 to 5.10	5,000,000	4,775,000
US Treasury Bonds 4.625% 2/15/2055	4.47 to 4.85	2,430,000	2,291,921
US Treasury Bonds 4.625% 5/15/2044	4.50 to 4.71	2,080,000	2,000,212
US Treasury Bonds 4.625% 5/15/2054	4.34 to 4.63	1,700,000	1,602,781
US Treasury Bonds 4.75% 11/15/2043	4.20 to 4.74	2,520,000	2,467,828
US Treasury Bonds 4.75% 2/15/2056	4.63 to 5.04	3,180,000	3,064,725
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.99	3,200,000	3,080,000
US Treasury Bonds 4.75% 8/15/2055	4.67 to 4.92	1,710,000	1,646,476
US Treasury Bonds 4.875% 8/15/2045	4.64 to 4.92	2,520,000	2,488,402
US Treasury Bonds 5% 5/15/2037	2.92	10,000	10,489
US Treasury Bonds 5% 5/15/2045	5.01	130,000	130,523
US Treasury Bonds 5% 5/15/2046	4.98	580,000	581,631
US Treasury Bonds 5% 5/15/2056	4.98	840,000	842,494
US Treasury Notes 0.375% 7/31/2027	0.42 to 0.48	1,248,000	1,197,787
US Treasury Notes 0.5% 10/31/2027	0.64	64,000	60,975
US Treasury Notes 0.5% 5/31/2027	0.44 to 3.72	1,598,000	1,545,129
US Treasury Notes 0.5% 6/30/2027	0.39 to 0.66	1,571,000	1,514,726
US Treasury Notes 0.5% 8/31/2027	1.19	309,000	296,145
US Treasury Notes 0.625% 11/30/2027	0.62 to 0.78	509,000	484,345
US Treasury Notes 0.625% 12/31/2027	0.76	338,000	320,717
US Treasury Notes 0.625% 5/15/2030	1.69	75,000	65,555
US Treasury Notes 0.625% 8/15/2030	0.71	204,000	176,715
US Treasury Notes 0.75% 1/31/2028	0.93 to 0.94	263,000	249,357
US Treasury Notes 1% 7/31/2028	1.13	2,000	1,876
US Treasury Notes 1.125% 2/15/2031	1.63	2,000	1,746
US Treasury Notes 1.125% 2/28/2027	0.73	1,000	980
US Treasury Notes 1.125% 2/29/2028	1.28	1,000	952
US Treasury Notes 1.125% 8/31/2028	1.13	10,000	9,382
US Treasury Notes 1.25% 3/31/2028	1.30	13,000	12,373
US Treasury Notes 1.25% 4/30/2028	1.25 to 1.26	659,000	625,767
US Treasury Notes 1.25% 6/30/2028	0.99	262,000	247,672
US Treasury Notes 1.25% 8/15/2031	3.20	259,000	223,914
US Treasury Notes 1.25% 9/30/2028	1.56	5,000	4,693
US Treasury Notes 1.375% 10/31/2028	1.39 to 1.81	410,000	385,080
US Treasury Notes 1.375% 12/31/2028	1.56 to 1.76	995,000	930,480
US Treasury Notes 1.5% 11/30/2028	1.92 to 2.37	2,379,000	2,236,632
US Treasury Notes 1.625% 8/15/2029	0.81 to 1.92	176,000	163,268
US Treasury Notes 1.75% 1/31/2029	2.89 to 2.94	465,000	438,190
US Treasury Notes 1.875% 2/28/2027	2.85	160,000	157,719
US Treasury Notes 1.875% 2/28/2029	3.26	25,000	23,600
US Treasury Notes 2.25% 11/15/2027	2.08 to 2.47	100,000	97,578
US Treasury Notes 2.25% 2/15/2027	3.09 to 3.14	134,000	132,526
US Treasury Notes 2.25% 8/15/2027	3.05	35,000	34,311
US Treasury Notes 2.375% 5/15/2027	3.19	22,000	21,686
US Treasury Notes 2.375% 5/15/2029	2.12	16,000	15,260
US Treasury Notes 2.625% 2/15/2029	2.56	57,000	54,927
US Treasury Notes 2.625% 5/31/2027	2.84 to 3.71	720,000	711,011
US Treasury Notes 2.625% 7/31/2029	3.15	735,000	703,849
US Treasury Notes 2.75% 2/15/2028	1.53 to 3.13	492,000	481,910
US Treasury Notes 2.75% 7/31/2027	2.70 to 3.18	1,095,000	1,080,329
US Treasury Notes 2.75% 8/15/2032	4.05	436,000	400,762
US Treasury Notes 2.875% 5/15/2028	1.90 to 2.72	323,000	316,149
US Treasury Notes 2.875% 5/15/2032	3.02 to 4.06	265,000	246,346
US Treasury Notes 2.875% 8/15/2028	3.23	61,000	59,535
US Treasury Notes 3.125% 11/15/2028	1.80 to 3.57	2,365,000	2,314,929
US Treasury Notes 3.125% 8/31/2027	3.33 to 3.92	2,265,000	2,242,615
US Treasury Notes 3.125% 8/31/2029	3.34 to 3.86	925,000	898,442
US Treasury Notes 3.25% 6/30/2027	2.86 to 3.05	670,000	665,341
US Treasury Notes 3.25% 6/30/2029	2.70 to 3.08	640,000	625,075
US Treasury Notes 3.375% 5/15/2033	3.86	440,000	415,989
US Treasury Notes 3.375% 9/15/2027	3.92	1,160,000	1,151,798
US Treasury Notes 3.375% 9/15/2028	3.62	4,990,000	4,919,048
US Treasury Notes 3.5% 1/15/2029	3.61	1,450,000	1,430,459
US Treasury Notes 3.5% 1/31/2030	3.61 to 4.07	900,000	881,789
US Treasury Notes 3.5% 10/15/2028	3.58 to 3.60	1,520,000	1,501,831
US Treasury Notes 3.5% 11/15/2028	3.47 to 3.59	3,710,000	3,663,335
US Treasury Notes 3.5% 11/30/2030	3.60 to 3.72	2,660,000	2,591,941
US Treasury Notes 3.5% 12/15/2028	3.56	420,000	414,570
US Treasury Notes 3.5% 2/15/2029	3.39 to 3.55	7,550,000	7,444,418
US Treasury Notes 3.5% 2/15/2033	3.97	640,000	611,375
US Treasury Notes 3.5% 3/15/2029	3.81 to 3.93	1,580,000	1,557,411
US Treasury Notes 3.5% 4/30/2028	4.02 to 4.06	1,040,000	1,030,453
US Treasury Notes 3.5% 4/30/2030	3.71 to 3.88	780,000	762,938
US Treasury Notes 3.5% 9/30/2029	3.57 to 3.91	1,290,000	1,266,871
US Treasury Notes 3.625% 3/31/2028	3.51 to 3.58	1,030,000	1,023,160
US Treasury Notes 3.625% 3/31/2030	3.88	180,000	176,984
US Treasury Notes 3.625% 5/31/2028	4.03 to 4.14	550,000	545,939
US Treasury Notes 3.625% 8/15/2028	3.58	3,620,000	3,589,880
US Treasury Notes 3.625% 8/31/2027	3.99	1,195,000	1,190,332
US Treasury Notes 3.625% 8/31/2029	3.71	1,110,000	1,094,824
US Treasury Notes 3.625% 8/31/2030	3.69	150,000	147,117
US Treasury Notes 3.625% 9/30/2031	3.66 to 3.98	1,390,000	1,353,893
US Treasury Notes 3.75% 1/31/2031	3.80	270,000	265,634
US Treasury Notes 3.75% 10/31/2032	3.75 to 3.89	3,780,000	3,673,983
US Treasury Notes 3.75% 11/30/2032	3.82 to 3.94	2,520,000	2,448,042
US Treasury Notes 3.75% 12/31/2028	3.84 to 4.06	840,000	833,963
US Treasury Notes 3.75% 12/31/2030	4.02 to 4.11	1,270,000	1,249,660
US Treasury Notes 3.75% 2/28/2033	3.87 to 4.21	1,740,000	1,687,324
US Treasury Notes 3.75% 4/15/2028	3.58 to 3.80	3,400,000	3,384,461
US Treasury Notes 3.75% 5/31/2030	3.98	1,520,000	1,500,109
US Treasury Notes 3.75% 6/30/2030	4.39	140,000	138,091
US Treasury Notes 3.75% 8/31/2031	3.59 to 3.65	860,000	843,102
US Treasury Notes 3.875% 11/30/2027	4.01	5,000	4,992
US Treasury Notes 3.875% 11/30/2029	3.57 to 3.90	1,850,000	1,837,281
US Treasury Notes 3.875% 12/31/2027	3.93	450,000	449,227
US Treasury Notes 3.875% 12/31/2029	3.45 to 3.75	840,000	833,864
US Treasury Notes 3.875% 12/31/2032	3.89 to 4.05	3,180,000	3,109,816
US Treasury Notes 3.875% 3/15/2028	3.68 to 4.03	5,040,000	5,029,369
US Treasury Notes 3.875% 3/31/2031	3.95	1,650,000	1,631,051
US Treasury Notes 3.875% 4/15/2029	3.91 to 3.95	5,250,000	5,224,981
US Treasury Notes 3.875% 4/30/2030	3.72	550,000	545,488
US Treasury Notes 3.875% 4/30/2031	4.02 to 4.12	5,480,000	5,416,209
US Treasury Notes 3.875% 5/15/2029	4.02	1,880,000	1,871,041
US Treasury Notes 3.875% 5/31/2027	3.92	960,000	959,708
US Treasury Notes 3.875% 6/15/2028	3.68 to 3.88	6,390,000	6,372,777
US Treasury Notes 3.875% 6/30/2030	3.79 to 3.83	1,390,000	1,377,675
US Treasury Notes 3.875% 7/15/2028	3.88	4,050,000	4,037,818
US Treasury Notes 3.875% 7/31/2030	3.95	950,000	941,354
US Treasury Notes 3.875% 8/15/2033	4.65 to 4.88	1,050,000	1,022,561
US Treasury Notes 3.875% 8/15/2034	3.92 to 4.28	2,100,000	2,030,730
US Treasury Notes 3.875% 9/30/2032	3.88 to 3.93	1,900,000	1,861,332
US Treasury Notes 4% 1/31/2029	3.87 to 4.25	1,960,000	1,957,397
US Treasury Notes 4% 1/31/2031	3.91 to 4.29	1,680,000	1,670,091
US Treasury Notes 4% 1/31/2033	3.85	470,000	462,730
US Treasury Notes 4% 10/31/2029	3.60 to 4.14	2,710,000	2,702,907
US Treasury Notes 4% 11/15/2035	4.02 to 4.26	1,620,000	1,566,844
US Treasury Notes 4% 12/15/2027	4.32 to 4.36	2,320,000	2,320,997
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	2,320,000	2,270,066
US Treasury Notes 4% 2/28/2030	3.49 to 4.00	1,990,000	1,983,315
US Treasury Notes 4% 2/29/2028	3.53	720,000	720,056
US Treasury Notes 4% 3/31/2030	3.95	400,000	398,609
US Treasury Notes 4% 4/30/2032	3.93 to 4.29	3,300,000	3,263,391
US Treasury Notes 4% 5/31/2030	3.95 to 4.12	2,610,000	2,599,805
US Treasury Notes 4% 6/30/2032	3.99	920,000	908,931
US Treasury Notes 4% 7/31/2030	4.07 to 4.35	680,000	676,945
US Treasury Notes 4% 7/31/2032	3.92 to 4.03	3,750,000	3,702,686
US Treasury Notes 4.125% 10/31/2027	3.66 to 4.24	1,765,000	1,768,723
US Treasury Notes 4.125% 10/31/2029	4.15	1,580,000	1,581,913
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.24	3,180,000	3,171,429
US Treasury Notes 4.125% 11/15/2027	4.10 to 4.27	3,910,000	3,917,942
US Treasury Notes 4.125% 11/15/2032	3.62 to 3.95	1,385,000	1,375,208
US Treasury Notes 4.125% 11/30/2029	4.03 to 4.28	2,080,000	2,082,600
US Treasury Notes 4.125% 11/30/2031	4.12 to 4.51	1,910,000	1,904,628
US Treasury Notes 4.125% 2/15/2036	4.24 to 4.39	2,851,000	2,781,061
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.12	2,550,000	2,539,740
US Treasury Notes 4.125% 3/31/2029	4.20 to 4.33	1,510,000	1,512,772
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.72	1,500,000	1,498,652
US Treasury Notes 4.125% 3/31/2032	3.88 to 4.08	1,270,000	1,264,642
US Treasury Notes 4.125% 4/30/2033	4.20 to 4.29	5,650,000	5,597,031
US Treasury Notes 4.125% 5/31/2031	4.14	1,980,000	1,978,763
US Treasury Notes 4.125% 5/31/2032	3.99 to 4.31	3,170,000	3,154,230
US Treasury Notes 4.125% 7/31/2028	4.18 to 4.42	1,180,000	1,182,535
US Treasury Notes 4.125% 8/31/2030	4.35 to 4.63	1,790,000	1,789,790
US Treasury Notes 4.125% 9/30/2027	4.28	225,000	225,501
US Treasury Notes 4.25% 1/15/2028	4.24	540,000	542,109
US Treasury Notes 4.25% 1/31/2030	4.33	440,000	442,269
US Treasury Notes 4.25% 11/15/2034	4.60	440,000	436,167
US Treasury Notes 4.25% 2/15/2028	3.96 to 4.04	4,520,000	4,539,245
US Treasury Notes 4.25% 2/28/2029	4.26 to 4.30	1,350,000	1,356,908
US Treasury Notes 4.25% 2/28/2031	4.21 to 4.31	2,510,000	2,521,766
US Treasury Notes 4.25% 3/31/2033	4.03	430,000	429,328
US Treasury Notes 4.25% 6/30/2029	4.16 to 4.34	1,140,000	1,146,185
US Treasury Notes 4.25% 6/30/2031	4.23	300,000	301,289
US Treasury Notes 4.25% 8/15/2035	4.10	940,000	928,434
US Treasury Notes 4.375% 1/31/2032	4.44	1,160,000	1,170,286
US Treasury Notes 4.375% 11/30/2028	4.29	290,000	292,300
US Treasury Notes 4.375% 11/30/2030	3.91 to 4.36	1,370,000	1,383,593
US Treasury Notes 4.375% 12/31/2029	4.41	240,000	242,259
US Treasury Notes 4.375% 5/15/2034	4.49	700,000	701,586
US Treasury Notes 4.375% 5/15/2036	4.44 to 4.47	1,840,000	1,830,513
US Treasury Notes 4.375% 7/15/2027	4.20	760,000	763,711
US Treasury Notes 4.5% 11/15/2033	3.91 to 4.45	2,640,000	2,671,144
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.52	1,310,000	1,329,957
US Treasury Notes 4.5% 4/15/2027	3.65 to 4.87	1,810,000	1,819,757
US Treasury Notes 4.625% 2/15/2035	4.20 to 4.31	2,770,000	2,818,042
US Treasury Notes 4.625% 4/30/2029	4.72	590,000	599,080
US Treasury Notes 4.625% 4/30/2031	4.70	750,000	765,703
US Treasury Notes 4.625% 5/31/2031	4.22 to 4.49	2,800,000	2,858,734
US Treasury Notes 4.625% 6/15/2027	3.72 to 4.52	60,000	60,436
US Treasury Notes 4.625% 9/30/2028	4.60 to 4.61	820,000	830,795
US Treasury Notes 4.625% 9/30/2030	4.65 to 4.84	970,000	989,021
US Treasury Notes 4.75% 2/15/2045	4.59 to 4.92	2,980,000	2,901,659
US Treasury Notes 4.875% 10/31/2028	4.44 to 4.82	2,540,000	2,588,320
US Treasury Notes 4.875% 10/31/2030	4.47 to 4.89	800,000	823,813
TOTAL U.S. TREASURY OBLIGATIONS (Cost $303,549,055)			294,931,027

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $7,929,368)	3.67	7,927,782	7,929,368

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $703,642,549)	678,381,730
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(14,248,760)
NET ASSETS - 100.0%	664,132,970

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2056	(150,000)	(123,101)
Ginnie Mae II Pool 3.5% 6/1/2056	(1,100,000)	(991,031)
Ginnie Mae II Pool 5% 6/1/2056	(850,000)	(839,594)
Ginnie Mae II Pool 5.5% 6/1/2056	(925,000)	(930,749)
Ginnie Mae II Pool 6% 6/1/2056	(550,000)	(560,300)
Uniform Mortgage Backed Securities 2% 6/1/2056	(475,000)	(380,056)
Uniform Mortgage Backed Securities 2.5% 6/1/2056	(250,000)	(209,365)
Uniform Mortgage Backed Securities 3% 6/1/2056	(600,000)	(524,250)
Uniform Mortgage Backed Securities 3.5% 6/1/2056	(675,000)	(613,881)
Uniform Mortgage Backed Securities 4.5% 6/1/2056	(225,000)	(216,070)
Uniform Mortgage Backed Securities 5% 6/1/2041	(150,000)	(150,773)
Uniform Mortgage Backed Securities 5% 6/1/2056	(525,000)	(516,715)
Uniform Mortgage Backed Securities 6.5% 6/1/2056	(325,000)	(337,695)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(6,393,580)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,363,920)		(6,393,580)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $625,104 or 0.1% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Zero coupon bond which is issued at a discount.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,307,595	111,367,832	108,745,989	108,677	(70)	-	7,929,368	7,927,782	0.0%
Total	5,307,595	111,367,832	108,745,989	108,677	(70)	-	7,929,368

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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